UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Fund
Allocator Series
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin LifeSmart
TM
Retirement Income Fund
2020 Retirement Target Fund
2025 Retirement Target Fund
2030 Retirement Target Fund
2035 Retirement Target Fund
2040 Retirement Target Fund
2045 Retirement Target Fund
2050 Retirement Target Fund
2055 Retirement Target Fund
2060 Retirement Target Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended June 30, 2022, the U.S.
economy showed progress as it continued to recover from
the COVID-19 pandemic amid declining unemployment,
rising wages and increased consumer expenditures. The
U.S. economy contracted in 2022’s first quarter given a
record trade deficit and a decline in inventory investment,
while consumer spending expanded more slowly, helped by
the reopening of businesses, widespread vaccinations and
federal assistance programs. Inflation increased during the
six-month period, influenced by pandemic-related supply
chain issues, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
During the first half of this period, the U.S. Federal Reserve continued some quantitative easing measures to bolster
credit markets and encourage economic activity. However, to
support its goals to maximize employment and return long-
term annual inflation to 2%, the Federal Reserve continued
reversing its quantitative easing measures, increasing its
monthly asset purchase tapering and ending purchases by
March 2022. The Federal Reserve also raised the federal
funds rate by 0.25% in March, 0.50% in May and 0.75% in
June, for a total of 1.50%, increasing the rate from 0.25% to
1.75% during the period. Additionally, the Federal Reserve
stated its intention to continue reducing its U.S. Treasury, government agency debt and mortgage-backed securities
holdings, and reiterated its anticipation of ongoing increases to combat inflation.
Resilient consumer demand together with persistent supply-
chain disruptions contributed to higher inflation in numerous countries, and many central banks tightened monetary
policy. China imposed new lockdowns to mitigate the spread
of COVID-19, which pressured Asian and global emerging
market stocks. International sanctions on Russia in response to its invasion of Ukraine hindered companies doing
business with Russia and disrupted global economic activity
and commodity markets. In this environment, the prices of
U.S. stocks, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), returned -20.58% (the index decreasing
from 4,766.18 to 3,785.38).
1,3
The prices of stocks in global
developed markets, as measured by the MSCI World Index,
returned -21.21% (the index decreasing from 3,231.727
to 2,546.185).
2,3
Investment-grade bonds, as measured
by the Bloomberg U.S. Aggregate Bond Index (Bloomberg
Index), posted a -10.35% total return (an index decrease
from 2,355.14 to 2,111.40), which includes reinvestment of
income and distributions, reflecting the rise in interest rates.
4
We recognize the important role of financial professionals
in today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well
positioned for the years ahead.
In addition, Franklin Fund Allocator Series’ semiannual report includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Fund Allocator Series
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2022, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 -19.96% (index total return resulting in a decrease from 9,986.70 to 7,993.43) and MSCI World Index -20.29% (index total return resulting in a decrease from 14,223.137 to 11,337.724).
4. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 3
Franklin LifeSmart
™
Retirement Income Fund 4
Franklin LifeSmart
™
2020 Retirement Target Fund 10
Franklin LifeSmart
™
2025 Retirement Target Fund 15
Franklin LifeSmart
™
2030 Retirement Target Fund 20
Franklin LifeSmart
™
2035 Retirement Target Fund 25
Franklin LifeSmart
™
2040 Retirement Target Fund 30
Franklin LifeSmart
™
2045 Retirement Target Fund 35
Franklin LifeSmart
™
2050 Retirement Target Fund 40
Franklin LifeSmart
™
2055 Retirement Target Fund 45
Franklin LifeSmart
™
2060 Retirement Target Fund 50
Financial Highlights and Schedules of Investments 55
Financial Statements 121
Notes to Financial Statements 138
Shareholder Information 167
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a -20.18%
total return for the six months ended June 30, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of the
world’s central banks to adopt less accommodative stances
regarding monetary policy. The Chinese government’s
imposition of new lockdowns to quell the spread of the
Omicron variant of COVID-19 pressured Asian and global
emerging market stocks. Russia’s invasion of Ukraine also
increased investor uncertainty, as international sanctions on
Russia constrained companies that do business with Russia
and disrupted global economic activity and commodity
markets.
In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate in March 2022 for the
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June meeting that
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest rate increases at future meetings.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
The foregoing information reflects our analysis and opinions as of June 30, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
Retirement Income Fund
This semiannual report for Franklin LifeSmart
TM
Retirement
Income Fund covers the period ended June 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to make monthly distributions, while
preserving the investors’ capital over the long term. The
Fund employs an asset allocation strategy, combined with
an income generation strategy, designed for investors in
retirement. Under normal market conditions, the investment
manager allocates the Fund’s assets among the broad
asset classes of equity and fixed income investments and
strategies by investing primarily in a distinctly-weighted
combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -12.95% cumulative
total return for the six months ended June 30, 2022. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -20.18% cumulative total return. The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -13.97% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 6.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Under normal market conditions, 40% of the Fund’s assets
are allocated to equity investments and 60% of the Fund’s
assets are allocated to fixed-income investments. The
underlying funds and the percentage allocations to each
asset class may be changed from time to time by the Fund’s
investment manager without the approval of shareholders,
and, under normal market conditions, the percentage
allocations for equity and fixed-income funds may vary up to
10% from the stated allocations.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than its blended benchmark index for the six-month period ended June 30,
2022. Fund selection overall was also positive.
Within equities, ClearBridge Tactical Dividend Income Fund
contributed to relative performance as the relative stability of dividend-paying stocks were sought amidst market
volatility. Templeton Developing Markets Trust, however,
detracted from relative performance as international stocks
underperformed their U.S. counterparts. Within fixed income,
Franklin U.S. Government Securities Fund contributed
to performance with investors favoring the relative safety
of government-backed credits. Meanwhile, Franklin
Liberty High Yield Corporate ETF detracted from relative
performance as high-yield spreads widened. The LifeSmart
Fund carried an effective tactical cash position as a hedge
in a declining market environment for both equities and fixed income.
Portfolio Composition*
6/30/22
% of Total
Net Assets
Domestic Fixed Income 57.9%
Domestic Equity 23.8%
Index-Linked Notes 10.7%
Foreign Equity 6.9%
Short-Term Investments & Other Net Assets 0.7%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
60
.

Franklin LifeSmart™ Retirement Income Fund

franklintempleton.com
Semiannual Report
The Fund holds two index-linked notes for their equity
exposure and income generation.
Thank you for your continued participation in Franklin
LifeSmart™ Retirement Income Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
% of Total
Net Assets
a a
Western Asset Income Fund, Class IS 14.7%
Global X U.S. Preferred ETF 11.6%
Western Asset Short Duration High Income
Fund, Class I 10.5%
ClearBridge Tactical Dividend Income Fund,
Class IS 9.3%
Franklin Liberty U.S. Core Bond ETF 9.1%
Franklin Liberty Investment Grade Corporate
ETF 5.9%
Credit Suisse AG, Senior Note 5.4%
UBS AG, Senior Note 5.3%
BrandywineGLOBAL - Global Opportunities
Bond Fund, Class IS 5.0%
Franklin Liberty High Yield Corporate ETF 4.9%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2022
Franklin LifeSmart™ Retirement Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -12.95% -17.74%
1-Year -11.15% -16.07%
5-Year +10.60% +0.89%
10-Year +42.79% +3.04%
Advisor
6-Month -12.78% -12.78%
1-Year -10.94% -10.94%
5-Year +11.93% +2.28%
10-Year +46.61% +3.90%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 4.14% 4.61% 3.92%
Advisor 4.67% 5.17% 4.44%
See page 8 for Performance Summary footnotes.

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Since the Fund invests in underlying funds, including exchange-traded funds (ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries.
Investments in equity-linked notes (ELNs) often have risks similar to their underlying securities, which could include management, market, and, as applicable, foreign securities and currency risks. In addition, ELNs are subject to certain debt securities risks, such as interest rate and credit risks, as well as counterparty and liquidity risk. Investments in equity index-linked notes (ILNs) often have risks similar to securities in the underlying index, which could include management risk, market risk and, as applicable, foreign securities and currency risks. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the fund to participate in losses (as well as gains) that exceed the fund’s initial investment.
The Fund is not guaranteed to achieve its investment goal of preserving capital while making monthly distributions nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital which will de-
crease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that shareholders realize when selling or exchanging Fund shares.
The annual payout rate may be adjusted higher or lower from year to year, and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These and other risks are described more fully in the Fund’s prospectus.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
Net Asset Value
Share Class 6/30/22 12/31/21 Change
A (FTRAX) $9.72 $11.50 -$1.78
C (FRTCX) $9.60 $11.36 -$1.76
R (FBRLX) $9.69 $11.47 -$1.78
R6 (FLMTX) $9.77 $11.55 -$1.78
Advisor (FLRDX) $9.76 $11.55 -$1.79
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2130 $0.0915 $0.3045
C $0.1674 $0.0915 $0.2589
R $0.1986 $0.0915 $0.2901
R6 $0.2310 $0.0915 $0.3225
Advisor $0.2280 $0.0915 $0.3195
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.57% 1.22%
Advisor 0.32% 0.97%

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
Effective 1/29/21, the Fund change its strategic asset allocation 40% to equity funds and 60% to fixed income funds aligning it to the landing point of the glide path (the strate-
gic asset allocation of a target date fund over time) of other Franklin LifeSmart retirement funds. Previously, as of 5/1/16, the Fund changed its name from Franklin LifeSmart
2015 Retirement Target Date Fund in connection with changes to its strategies including, among other things, the addition of an income generation strategy to support the
Fund’s managed distribution policy. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s June dividend and the maximum offering price (NAV for Advisor Class) per share on 6/30/22.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
Franklin LifeSmart™ Retirement Income Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $870.50 $1.39 $1,023.31 $1.51 0.30%
C $1,000 $867.60 $4.86 $1,019.59 $5.26 1.05%
R $1,000 $869.70 $2.55 $1,022.07 $2.76 0.55%
R6 $1,000 $872.50 $0.00 $1,024.79 $0.00 0.00%
Advisor $1,000 $872.20 $0.23 $1,024.55 $0.25 0.05%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2020 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2020
Retirement Target Fund covers the period ended June 30,
2022 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -15.67% cumulative
total return for the six months ended June 30, 2022. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -20.18% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -13.97% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/22
% of Total
Net Assets
Domestic Fixed Income 46.8%
Domestic Equity 34.9%
Foreign Equity 13.8%
Foreign Fixed Income 2.2%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
67
.

Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than its blended benchmark index for the six-month period ended June 30,
2022. Fund selection overall was also positive.
Within equities, Franklin U.S. Core Equity (IU) Fund
contributed to relative performance due in part to its
systematic process focused on quality, value and momentum
style factors. Franklin International Growth Fund, however,
detracted from relative performance as international growth
stocks were out of favor. Within fixed income, the shorter
duration positioning of the Franklin Liberty International
Aggregate Bond ETF contributed to relative performance in a
challenging environment for international bonds. Meanwhile,
Western Asset Core Plus Bond Fund underperformed as
it was positioned with a view that inflation would be short
lived. Its longer duration positioning negatively impacted
performance in the first half of 2022. The LifeSmart Fund
carried an effective tactical cash position as a hedge in a
declining market environment for both equities and fixed
income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart
™
2020 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 17.0%
Franklin Liberty U.S. Core Bond ETF 16.8%
Western Asset Core Plus Bond Fund, Class IS 9.5%
Franklin Growth Fund, Class R6 7.9%
Franklin International Core Equity (IU) Fund 6.3%
Franklin LibertyQ U.S. Equity ETF 4.9%
Franklin Liberty U.S. Treasury Bond ETF 3.5%
Schwab U.S. TIPS ETF 3.4%
ClearBridge Large Cap Value Fund, Class IS 3.4%
BrandywineGLOBAL - Global Opportunities
Bond Fund, Class IS 3.3%

Performance Summary as of June 30, 2022
Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -15.67% -20.33%
1-Year -12.79% -17.59%
5-Year +15.49% +1.76%
Since Inception (7/1/13) +43.53% +3.45%
Advisor
6-Month -15.59% -15.59%
1-Year -12.53% -12.53%
5-Year +16.98% +3.19%
Since Inception (7/1/13) +47.02% +4.38%
See page 13 for Performance Summary footnotes.

Franklin LifeSmart™ 2020 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. Effec-
tive 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of 72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0683 $0.2354 $0.3037
C $0.0324 $0.2354 $0.2678
R $0.0551 $0.2354 $0.2905
R6 $0.0853 $0.2354 $0.3207
Advisor $0.0823 $0.2354 $0.3177
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.23%
Advisor 0.45% 0.98%

Your Fund’s Expenses
Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $843.30 $2.11 $1,022.51 $2.31 0.46%
C $1,000 $839.50 $5.53 $1,018.79 $6.07 1.21%
R $1,000 $841.50 $3.25 $1,021.26 $3.57 0.71%
R6 $1,000 $862.30 $0.74 $1,024.00 $0.81 0.16%
Advisor $1,000 $844.10 $0.97 $1,023.74 $1.06 0.21%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2025 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2025
Retirement Target Fund covers the period ended June 30 ,
2022 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -16.55% cumulative
total return for the six months ended June 30, 2022. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -20.18% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -13.97% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 17 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/22
% of Total
Net Assets
Domestic Equity 41.1%
Domestic Fixed Income 38.5%
Foreign Equity 16.3%
Foreign Fixed Income 1.6%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.5%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
74
.

Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than its blended benchmark index for the six-month period ended June 30,
2022. Fund selection overall was also positive.
Within equities, Franklin U.S. Core Equity (IU) Fund
contributed to relative performance due in part to its
systematic process focused on quality, value and momentum
style factors. Franklin International Growth Fund, however,
detracted from relative performance as international growth
stocks were out of favor. Within fixed income, the shorter
duration positioning of the Franklin Liberty International
Aggregate Bond ETF contributed to relative performance in a
challenging environment for international bonds. Meanwhile,
Western Asset Core Plus Bond Fund underperformed as
it was positioned with a view that inflation would be short
lived. Its longer duration positioning negatively impacted
performance in the first half of 2022. The LifeSmart Fund
carried an effective tactical cash position as a hedge in a
declining market environment for both equities and fixed
income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart
™
2025 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 20.2%
Franklin Liberty U.S. Core Bond ETF 13.9%
Franklin Growth Fund, Class R6 9.3%
Western Asset Core Plus Bond Fund, Class IS 7.9%
Franklin International Core Equity (IU) Fund 7.4%
Franklin LibertyQ U.S. Equity ETF 5.6%
ClearBridge Large Cap Value Fund, Class IS 4.0%
Franklin Liberty U.S. Treasury Bond ETF 2.9%
Schwab U.S. TIPS ETF 2.8%
Franklin Emerging Market Core Equity (IU) Fund 2.8%

Performance Summary as of June 30, 2022
Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -16.55% -21.16%
1-Year -13.43% -18.21%
5-Year +20.40% +2.61%
10-Year +75.45% +5.19%
Advisor
6-Month -16.47% -16.47%
1-Year -13.24% -13.24%
5-Year +21.90% +4.04%
10-Year +80.07% +6.06%
See page 18 for Performance Summary footnotes.

Franklin LifeSmart™ 2025 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. Effec-
tive 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of 72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0612 $0.2881 $0.3493
C $0.0309 $0.2881 $0.3190
R $0.0458 $0.2881 $0.3339
R6 $0.0803 $0.2881 $0.3684
Advisor $0.0758 $0.2881 $0.3639
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.01%
Advisor 0.45% 0.76%

Your Fund’s Expenses
Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
A
Net
Annualized
Expense
Ratio
2
A $1,000 $834.50 $2.17 $1,022.43 $2.39 0.48%
C $1,000 $831.20 $5.57 $1,018.72 $6.14 1.23%
R $1,000 $833.50 $3.30 $1,021.20 $3.64 0.73%
R6 $1,000 $835.70 $0.70 $1,024.04 $0.77 0.15%
Advisor $1,000 $835.30 $1.03 $1,023.67 $1.14 0.23%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2030 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2030
Retirement Target Fund covers the period ended June 30,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -17.29% cumulative
total return for the six months ended June 30, 2022. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -20.18% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -13.97% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 22 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/22
% of Total
Net Assets
Domestic Equity 47.5%
Domestic Fixed Income 30.1%
Foreign Equity 18.6%
Foreign Fixed Income 1.2%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.6%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
81
.

Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than its blended benchmark index for the six-month period ended June 30,
2022. Fund selection overall was also positive.
Within equities, Franklin U.S. Core Equity (IU) Fund
contributed to relative performance due in part to its
systematic process focused on quality, value and momentum
style factors. Franklin International Growth Fund, however,
detracted from relative performance as international growth
stocks were out of favor. Within fixed income, the shorter
duration positioning of the Franklin Liberty International
Aggregate Bond ETF contributed to relative performance in a
challenging environment for international bonds. Meanwhile,
Western Asset Core Plus Bond Fund underperformed as
it was positioned with a view that inflation would be short
lived. Its longer duration positioning negatively impacted
performance in the first half of 2022. The LifeSmart Fund
carried an effective tactical cash position as a hedge in a
declining market environment for both equities and fixed
income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart™ 2030 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 23.1%
Franklin Growth Fund, Class R6 10.9%
Franklin Liberty U.S. Core Bond ETF 10.8%
Franklin International Core Equity (IU) Fund 8.4%
Franklin LibertyQ U.S. Equity ETF 6.6%
Western Asset Core Plus Bond Fund, Class IS 6.1%
ClearBridge Large Cap Value Fund, Class IS 4.6%
Franklin Emerging Market Core Equity (IU) Fund 3.2%
Vanguard S&P 500 ETF 2.3%
Franklin Liberty U.S. Treasury Bond ETF 2.2%

Performance Summary as of June 30, 2022
Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -17.29% -21.85%
1-Year -13.81% -18.56%
5-Year +24.49% +3.30%
Since Inception (7/1/13) +61.62% +4.82%
Advisor
6-Month -17.23% -17.23%
1-Year -13.60% -13.60%
5-Year +26.00% +4.73%
Since Inception (7/1/13) +65.28% +5.74%
See page 23 for Performance Summary footnotes.

Franklin LifeSmart™ 2030 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. Effec-
tive 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of 72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0510 $0.3034 $0.3544
C $0.0280 $0.3034 $0.3314
R $0.0437 $0.3034 $0.3471
R6 $0.0611 $0.3034 $0.3645
Advisor $0.0587 $0.3034 $0.3621
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.18%
Advisor 0.45% 0.93%

Your Fund’s Expenses
Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $827.10 $2.17 $1,022.42 $2.41 0.48%
C $1,000 $823.60 $5.53 $1,018.73 $6.13 1.22%
R $1,000 $825.70 $3.30 $1,021.18 $3.65 0.73%
R6 $1,000 $833.70 $0.79 $1,023.94 $0.87 0.17%
Advisor $1,000 $827.70 $1.03 $1,023.67 $1.14 0.23%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2035 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2035
Retirement Target Fund covers the period ended June 30,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -18.05% cumulative
total return for the six months ended June 30, 2022. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -20.18% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -13.97% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 27 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/22
% of Total
Net Assets
Domestic Equity 53.5%
Domestic Fixed Income 22.0%
Foreign Equity 21.1%
Foreign Fixed Income 1.0%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.4%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
88
.

Franklin LifeSmart™ 2035 Retirement Target Fund

franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than its blended benchmark index for the six-month period ended June 30,
2022. Fund selection overall was also positive.
Within equities, Franklin U.S. Core Equity (IU) Fund
contributed to relative performance due in part to its
systematic process focused on quality, value and momentum
style factors. Franklin International Growth Fund, however,
detracted from relative performance as international growth
stocks were out of favor. Within fixed income, the shorter
duration positioning of the Franklin Liberty International
Aggregate Bond ETF contributed to relative performance in a
challenging environment for international bonds. Meanwhile,
Western Asset Core Plus Bond Fund underperformed as
it was positioned with a view that inflation would be short
lived. Its longer duration positioning negatively impacted
performance in the first half of 2022. The LifeSmart Fund
carried an effective tactical cash position as a hedge in a
declining market environment for both equities and fixed
income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart™ 2035 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 25.3%
Franklin Growth Fund, Class R6 12.3%
Franklin International Core Equity (IU) Fund 9.6%
Franklin LibertyQ U.S. Equity ETF 8.2%
Franklin Liberty U.S. Core Bond ETF 7.8%
ClearBridge Large Cap Value Fund, Class IS 5.2%
Western Asset Core Plus Bond Fund, Class IS 4.4%
Franklin Emerging Market Core Equity (IU) Fund 3.7%
Vanguard S&P 500 ETF 2.6%
Templeton Developing Markets Trust, Class R6 2.5%

Performance Summary as of June 30, 2022
Franklin LifeSmart™ 2035 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -18.05% -22.54%
1-Year -14.41% -19.13%
5-Year +28.34% +3.93%
10-Year +94.31% +6.26%
Advisor
6-Month -17.92% -17.92%
1-Year -14.16% -14.16%
5-Year +29.98% +5.38%
10-Year +99.76% +7.16%
See page 28 for Performance Summary footnotes.

Franklin LifeSmart™ 2035 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded (ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individ-
ual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the Fund’s prospectus.
Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. Effec-
tive 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of 72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0449 $0.3492 $0.3941
C $0.0222 $0.3492 $0.3714
R $0.0376 $0.3492 $0.3868
R6 $0.0553 $0.3492 $0.4045
Advisor $0.0527 $0.3492 $0.4019
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.06%
Advisor 0.45% 0.81%

Your Fund’s Expenses
Franklin LifeSmart™ 2035 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
2
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
A
Net
Annualized
Expense
Ratio
2
A $1,000 $819.50 $2.19 $1,022.39 $2.43 0.49%
C $1,000 $816.60 $5.56 $1,018.67 $6.18 1.23%
R $1,000 $818.90 $3.32 $1,021.15 $3.68 0.74%
R6 $1,000 $821.30 $0.76 $1,023.96 $0.85 0.17%
Advisor $1,000 $820.80 $1.06 $1,023.63 $1.18 0.24%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2040 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2040
Retirement Target Fund covers the period ended June 30,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -18.76% cumulative
total return for the six months ended June 30, 2022. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -20.18% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -13.97% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 32 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
Portfolio Composition*
6/30/22
% of Total
Net Assets
Domestic Equity 59.7%
Foreign Equity 23.5%
Domestic Fixed Income 14.2%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.6%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
95
.

FranklinLifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Semiannual Report
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than its blended benchmark index for the six-month period ended June 30,
2022. Fund selection overall was also positive.
Within equities, Franklin U.S. Core Equity (IU) Fund
contributed to relative performance due in part to its
systematic process focused on quality, value and momentum
style factors. Franklin International Growth Fund, however,
detracted from relative performance as international growth
stocks were out of favor. Within fixed income, Western
Asset Short-Term Bond Fund contributed as credits with
shorter terms were favored in the rising interest-rate
environment. Meanwhile, Western Asset Core Plus Bond
Fund underperformed as it was positioned with a view that
inflation would be short lived. Its longer duration positioning negatively impacted performance in the first half of 2022.
The LifeSmart Fund carried an effective tactical cash
position as a hedge in a declining market environment for
both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart
™
2040 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 25.8%
Franklin Growth Fund, Class R6 13.8%
Franklin LibertyQ U.S. Equity ETF 11.3%
Franklin International Core Equity (IU) Fund 10.7%
ClearBridge Large Cap Value Fund, Class IS 5.9%
Franklin Liberty U.S. Core Bond ETF 5.4%
Franklin Emerging Market Core Equity (IU) Fund 4.1%
Western Asset Core Plus Bond Fund, Class IS 3.0%
Vanguard S&P 500 ETF 2.9%
Templeton Developing Markets Trust, Class R6 2.8%

Performance Summary as of June 30, 2022
Franklin LifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0% Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -18.76% -23.23%
1-Year -14.74% -19.44%
5-Year +32.42% +4.59%
Since Inception (7/1/13) +74.75% +5.74%
Advisor
6-Month -18.67% -18.67%
1-Year -14.50% -14.50%
5-Year +33.98% +6.03%
Since Inception (7/1/13) +78.89% +6.68%
See page 33 for Performance Summary footnotes.

Franklin LifeSmart™ 2040 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. Effec-
tive 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of 72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0483 $0.3496 $0.3979
C $0.0087 $0.3496 $0.3583
R $0.0215 $0.3496 $0.3711
R6 $0.0654 $0.3496 $0.4150
Advisor $0.0625 $0.3496 $0.4121
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.37%
Advisor 0.45% 1.12%

Your Fund’s Expenses
Franklin LifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $812.40 $2.21 $1,022.36 $2.47 0.49%
C $1,000 $808.90 $5.56 $1,018.64 $6.21 1.24%
R $1,000 $811.10 $3.28 $1,021.18 $3.66 0.73%
R6 $1,000 $813.20 $0.86 $1,023.85 $0.96 0.19%
Advisor $1,000 $813.30 $1.10 $1,023.58 $1.22 0.24%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2045 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2045
Retirement Target Fund covers the period ended June 30,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -19.55% cumulative
total return for the six months ended June 30, 2022. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -20.18% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -13.97% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 37 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/22
% of Total
Net Assets
Domestic Equity 65.0%
Foreign Equity 25.7%
Domestic Fixed Income 6.9%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.4%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
101
.

Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than its blended benchmark index for the six-month period ended June 30,
2022. Fund selection overall was also positive.
Within equities, Franklin U.S. Core Equity (IU) Fund
contributed to relative performance due in part to its
systematic process focused on quality, value and momentum
style factors. Franklin International Growth Fund, however,
detracted from relative performance as international growth
stocks were out of favor. Within fixed income, Western
Asset Short-Term Bond Fund contributed as credits with
shorter terms were favored in the rising interest-rate
environment. Meanwhile, Western Asset Core Plus Bond
Fund underperformed as it was positioned with a view that
inflation would be short lived. Its longer duration positioning negatively impacted performance in the first half of 2022.
The LifeSmart Fund carried an effective tactical cash
position as a hedge in a declining market environment for
both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart
TM
2045 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 29.4%
Franklin Growth Fund, Class R6 15.1%
Franklin International Core Equity (IU) Fund 11.8%
Franklin LibertyQ U.S. Equity ETF 10.9%
ClearBridge Large Cap Value Fund, Class IS 6.4%
Franklin Emerging Market Core Equity (IU) Fund 4.5%
Western Asset Core Plus Bond Fund, Class IS 3.2%
Franklin Liberty U.S. Core Bond ETF 3.2%
Vanguard S&P 500 ETF 3.2%
Templeton Developing Markets Trust, Class R6 3.0%

Performance Summary as of June 30, 2022
Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -19.55% -23.95%
1-Year -15.45% -20.08%
5-Year +33.65% +4.78%
10-Year +104.87% +6.83%
Advisor
6-Month -19.43% -19.43%
1-Year -15.26% -15.26%
5-Year +35.23% +6.22%
10-Year +110.28% +7.72%
See page 38 for Performance Summary footnotes.

Franklin LifeSmart™ 2045 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. Effec-
tive 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of 72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0303 $0.4132 $0.4435
C $0.0077 $0.4132 $0.4209
R $0.0229 $0.4132 $0.4361
R6 $0.0399 $0.4132 $0.4531
Advisor $0.0383 $0.4132 $0.4515
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.17%
Advisor 0.45% 0.92%

Your Fund’s Expenses
Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
A
Net
Annualized
Expense
Ratio
2
A $1,000 $804.50 $2.19 $1,022.37 $2.46 0.49%
C $1,000 $802.10 $5.53 $1,018.65 $6.20 1.24%
R $1,000 $803.70 $3.30 $1,021.13 $3.70 0.74%
R6 $1,000 $832.70 $0.86 $1,023.86 $0.95 0.19%
Advisor $1,000 $805.70 $1.07 $1,023.61 $1.20 0.24%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2050 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2050
Retirement Target Fund covers the period ended June 30,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -19.67% cumulative
total return for the six months ended June 30, 2022. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -20.18% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -13.97% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 42 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/22
% of Total
Net Assets
Domestic Equity 68.2%
Foreign Equity 27.0%
Domestic Fixed Income 2.5%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
108
.

Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than its blended benchmark index for the six-month period ended June 30,
2022. Fund selection overall was also positive.
Within equities, Franklin U.S. Core Equity (IU) Fund
contributed to relative performance due in part to its
systematic process focused on quality, value and momentum
style factors. Franklin International Growth Fund, however,
detracted from relative performance as international growth
stocks were out of favor. Within fixed income, Western
Asset Short-Term Bond Fund contributed as credits with
shorter terms were favored in the rising interest-rate
environment. Meanwhile, Western Asset Core Plus Bond
Fund underperformed as it was positioned with a view that
inflation would be short lived. Its longer duration positioning negatively impacted performance in the first half of 2022.
The LifeSmart Fund carried an effective tactical cash
position as a hedge in a declining market environment for
both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart™ 2050 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 27.9%
Franklin Growth Fund, Class R6 15.8%
Franklin LibertyQ U.S. Equity ETF 14.4%
Franklin International Core Equity (IU) Fund 12.4%
ClearBridge Large Cap Value Fund, Class IS 6.7%
Franklin Emerging Market Core Equity (IU) Fund 4.7%
Vanguard S&P 500 ETF 3.4%
Templeton Developing Markets Trust, Class R6 3.2%
Templeton Foreign Fund, Class R6 2.9%
Franklin International Growth Fund, Class R6 1.9%

Performance Summary as of June 30, 2022
Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -19.67% -24.09%
1-Year -15.36% -20.00%
5-Year +34.24% +4.87%
Since Inception (7/1/13) +79.25% +6.04%
Advisor
6-Month -19.54% -19.54%
1-Year -15.16% -15.16%
5-Year +35.99% +6.34%
Since Inception (7/1/13) +83.65% +6.99%
See page 43 for Performance Summary footnotes.

Franklin LifeSmart™ 2050 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. Effec-
tive 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of 72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0334 $0.3985 $0.4319
C $0.0087 $0.3985 $0.4072
R $0.0223 $0.3985 $0.4208
R6 $0.0514 $0.3985 $0.4499
Advisor $0.0486 $0.3985 $0.4471
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.54%
Advisor 0.45% 1.29%

Your Fund’s Expenses
Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $803.30 $2.15 $1,022.41 $2.41 0.48%
C $1,000 $800.20 $5.49 $1,018.69 $6.16 1.23%
R $1,000 $802.60 $3.27 $1,021.17 $3.66 0.73%
R6 $1,000 $804.80 $0.80 $1,023.91 $0.89 0.18%
Advisor $1,000 $804.60 $1.03 $1,023.65 $1.16 0.23%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2055 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2055
Retirement Target Fund covers the period ended June 30,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -19.73% cumulative
total return for the six months ended June 30, 2022. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -20.18% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -13.97% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 47 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/22
% of Total
Net Assets
Domestic Equity 68.1%
Foreign Equity 26.9%
Domestic Fixed Income 2.5%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 1.5%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
114
.

Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform better than its blended benchmark index for the six-month period ended June 30,
2022. Fund selection overall was also positive.
Within equities, Franklin U.S. Core Equity (IU) Fund
contributed to relative performance due in part to its
systematic process focused on quality, value and momentum
style factors. Franklin International Growth Fund, however,
detracted from relative performance as international growth
stocks were out of favor. Within fixed income, Western
Asset Short-Term Bond Fund contributed as credits with
shorter terms were favored in the rising interest-rate
environment. Meanwhile, Western Asset Core Plus Bond
Fund underperformed as it was positioned with a view that
inflation would be short lived. Its longer duration positioning negatively impacted performance in the first half of 2022.
The LifeSmart Fund carried an effective tactical cash
position as a hedge in a declining market environment for
both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart
TM
2055 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 26.2%
Franklin Growth Fund, Class R6 15.9%
Franklin LibertyQ U.S. Equity ETF 15.8%
Franklin International Core Equity (IU) Fund 12.3%
ClearBridge Large Cap Value Fund, Class IS 6.7%
Franklin Emerging Market Core Equity (IU) Fund 4.6%
Vanguard S&P 500 ETF 3.4%
Templeton Developing Markets Trust, Class R6 3.2%
Templeton Foreign Fund, Class R6 2.9%
Franklin International Growth Fund, Class R6 1.9%

Performance Summary as of June 30, 2022
Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -19.73% -24.15%
1-Year -15.60% -20.26%
5-Year +34.23% +4.88%
Since Inception (5/1/15) +43.82% +4.38%
Advisor
6-Month -19.58% -19.58%
1-Year -15.34% -15.34%
5-Year +35.78% +6.31%
Since Inception (5/1/15) +46.10% +5.43%
See page 48 for Performance Summary footnotes.

Franklin LifeSmart™ 2055 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of 72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October
2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0222 $0.3342 $0.3564
C $0.0025 $0.3342 $0.3367
R $0.0159 $0.3342 $0.3501
R6 $0.0303 $0.3342 $0.3645
Advisor $0.0290 $0.3342 $0.3632
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 2.05%
Advisor 0.45% 1.80%

Your Fund’s Expenses
Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $802.70 $2.14 $1,022.42 $2.40 0.48%
C $1,000 $799.90 $5.48 $1,018.70 $6.15 1.23%
R $1,000 $801.30 $3.25 $1,021.18 $3.65 0.73%
R6 $1,000 $818.60 $0.83 $1,023.88 $0.93 0.18%
Advisor $1,000 $804.20 $1.02 $1,023.66 $1.15 0.23%

franklintempleton.com
Semiannual Report
Franklin LifeSmart
™
2060 Retirement Target Fund
This semiannual report for Franklin LifeSmart
TM
2060
Retirement Target Fund covers the period ended June 30,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a -19.88% cumulative
total return for the six months ended June 30, 2022. In
comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a -20.18% cumulative total return.
1
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -13.97% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 52 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
6/30/22
% of Total
Net Assets
Domestic Equity 67.2%
Foreign Equity 26.5%
Domestic Fixed Income 2.5%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 2.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
120
.

Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Semiannual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it to perform in-line with its blended benchmark index for the six-month period ended June 30,
2022. Fund selection overall was also positive.
Within equities, Franklin U.S. Core Equity Fund (IU)
contributed to relative performance due in part to its
systematic process focused on quality, value and momentum
style factors. Franklin International Growth Fund, however,
detracted from relative performance as international growth
stocks were out of favor. Within fixed income, Western
Asset Short-Term Bond Fund contributed as credits with
shorter terms were favored in the rising interest-rate
environment. Meanwhile, Western Asset Core Plus Bond
Fund underperformed as it was positioned with a view that
inflation would be short lived. Its longer duration positioning negatively impacted performance in the first half of 2022.
The LifeSmart Fund carried an effective tactical cash
position as a hedge in a declining market environment for
both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
LifeSmart™ 2060 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
% of Total
Net Assets
A a
Franklin U.S. Core Equity (IU) Fund 22.5%
Franklin LibertyQ U.S. Equity ETF 18.9%
Franklin Growth Fund, Class R6 15.6%
Franklin International Core Equity (IU) Fund 12.1%
ClearBridge Large Cap Value Fund, Class IS 6.6%
Franklin Emerging Market Core Equity (IU) Fund 4.6%
Vanguard S&P 500 ETF 3.6%
Templeton Developing Markets Trust, Class R6 3.2%
Templeton Foreign Fund, Class R6 2.9%
Franklin International Growth Fund, Class R6 1.9%

Performance Summary as of June 30, 2022
Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
6-Month -19.88% -24.31%
1-Year -15.56% -20.19%
Since Inception (1/29/21) -5.04% -7.35%
Advisor
6-Month -19.76% -19.76%
1-Year -15.51% -15.51%
Since Inception (1/29/21) -4.99% -3.55%
See page 53 for Performance Summary footnotes.

Franklin LifeSmart™ 2060 Retirement Target Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0294 $0.1838 $0.2132
C $0.0165 $0.1838 $0.2003
R $0.0236 $0.1838 $0.2074
R6 $0.0356 $0.1838 $0.2194
Advisor $0.0343 $0.1838 $0.2181
Total Annual Operating Expenses
4
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 6.35%
Advisor 0.45% 4.65%

Your Fund’s Expenses
Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period for Hypothetical expenses. Non-recurring expenses are not annualized.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $801.20 $1.68 $1,022.93 $1.89 0.38%
C $1,000 $799.90 $3.86 $1,020.51 $4.33 0.86%
R $1,000 $801.40 $2.11 $1,022.46 $2.36 0.47%
R6 $1,000 $802.70 $0.59 $1,024.14 $0.66 0.13%
Advisor $1,000 $802.40 $1.03 $1,023.66 $1.15 0.23%

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.50 $11.62 $11.15 $10.35 $11.06 $10.96
Income from investment operations
a
:
Net investment income
b,c
............ 0.21 0.36 0.39 0.43 0.50 0.43
Net realized and unrealized gains (losses) (1.68) 0.25 0.52 0.79 (0.77) 0.10
Total from investment operations ........ (1.47) 0.61 0.91 1.22 (0.27) 0.53
Less distributions from:
Net investment income .............. (0.21) (0.43) (0.44) (0.42) (0.44) (0.43)
Net realized gains ................. (0.09) (0.30) — — — —
Total distributions ................... (0.30) (0.73) (0.44) (0.42) (0.44) (0.43)
Net asset value, end of period .......... $9.73 $11.50 $11.62 $11.15 $10.35 $11.06
Total return
d
....................... (12.95)% 5.41% 8.40% 11.93% (2.48)% 4.84%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.96% 0.95% 0.94% 0.95% 0.90% 0.92%
Expenses net of waiver and payments by
affiliates
f,g
......................... 0.30% 0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income
c
............... 4.05% 3.05% 3.56% 3.91% 4.63% 3.89%
Supplemental data
Net assets, end of period (000’s) ........ $39,174 $46,058 $40,343 $34,363 $31,461 $32,397
Portfolio turnover rate ................ 15.22% 121.26% 51.13% 82.72% 46.27% 28.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the period ended June 30, 2022.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.36 $11.48 $11.01 $10.23 $10.92 $10.83
Income from investment operations
a
:
Net investment income
b,c
............ 0.17 0.25 0.30 0.34 0.42 0.34
Net realized and unrealized gains (losses) (1.66) 0.27 0.52 0.78 (0.76) 0.10
Total from investment operations ........ (1.49) 0.52 0.82 1.12 (0.34) 0.44
Less distributions from:
Net investment income .............. (0.17) (0.34) (0.35) (0.34) (0.35) (0.35)
Net realized gains ................. (0.09) (0.30) — — — —
Total distributions ................... (0.26) (0.64) (0.35) (0.34) (0.35) (0.35)
Net asset value, end of period .......... $9.61 $11.36 $11.48 $11.01 $10.23 $10.92
Total return
d
....................... (13.24)% 4.56% 7.62% 11.14% (3.29)% 4.07%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.71% 1.70% 1.69% 1.69% 1.65% 1.67%
Expenses net of waiver and payments by
affiliates
f,g
......................... 1.05% 1.05% 1.05% 1.04% 1.05% 1.05%
Net investment income
c
............... 3.26% 2.20% 2.80% 3.17% 3.88% 3.14%
Supplemental data
Net assets, end of period (000’s) ........ $4,904 $6,803 $9,355 $10,568 $11,796 $16,070
Portfolio turnover rate ................ 15.22% 121.26% 51.13% 82.72% 46.27% 28.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the period ended June 30, 2022.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.47 $11.59 $11.11 $10.31 $11.01 $10.92
Income from investment operations
a
:
Net investment income
b,c
............ 0.20 0.33 0.37 0.40 0.48 0.40
Net realized and unrealized gains (losses) (1.69) 0.26 0.52 0.79 (0.77) 0.09
Total from investment operations ........ (1.49) 0.59 0.89 1.19 (0.29) 0.49
Less distributions from:
Net investment income .............. (0.20) (0.41) (0.41) (0.39) (0.41) (0.40)
Net realized gains ................. (0.09) (0.30) — — — —
Total distributions ................... (0.29) (0.71) (0.41) (0.39) (0.41) (0.40)
Net asset value, end of period .......... $9.69 $11.47 $11.59 $11.11 $10.31 $11.01
Total return
d
....................... (13.03)% 5.15% 8.22% 11.69% (2.67)% 4.57%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.21% 1.19% 1.11% 1.16% 1.11% 1.17%
Expenses net of waiver and payments by
affiliates
f,g
......................... 0.55% 0.54% 0.47% 0.51% 0.51% 0.55%
Net investment income
c
............... 3.79% 2.80% 3.39% 3.70% 4.42% 3.64%
Supplemental data
Net assets, end of period (000’s) ........ $1,789 $2,197 $2,108 $2,336 $2,876 $4,071
Portfolio turnover rate ................ 15.22% 121.26% 51.13% 82.72% 46.27% 28.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the period ended June 30, 2022.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.55 $11.67 $11.20 $10.40 $11.11 $11.01
Income from investment operations
a
:
Net investment income
b,c
............ 0.22 0.34 0.43 0.47 0.54 0.47
Net realized and unrealized gains (losses) (1.68) 0.31 0.52 0.78 (0.78) 0.10
Total from investment operations ........ (1.46) 0.65 0.95 1.25 (0.24) 0.57
Less distributions from:
Net investment income .............. (0.23) (0.47) (0.48) (0.45) (0.47) (0.47)
Net realized gains ................. (0.09) (0.30) — — — —
Total distributions ................... (0.32) (0.77) (0.48) (0.45) (0.47) (0.47)
Net asset value, end of period .......... $9.77 $11.55 $11.67 $11.20 $10.40 $11.11
Total return
d
....................... (12.75)% 5.63% 8.81% 12.20% (2.16)% 5.14%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.61% 0.57% 0.58% 0.59% 0.54% 0.52%
Expenses net of waiver and payments by
affiliates
f,g
......................... —% —% —% —% —% —%
Net investment income
c
............... 4.21% 2.88% 3.84% 4.21% 4.93% 4.19%
Supplemental data
Net assets, end of period (000’s) ........ $129 $56 $4,092 $2,043 $1,798 $4,031
Portfolio turnover rate ................ 15.22% 121.26% 51.13% 82.72% 46.27% 28.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the period ended June 30, 2022.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.55 $11.66 $11.19 $10.39 $11.10 $11.00
Income from investment operations
a
:
Net investment income
b,c
............ 0.23 0.39 0.42 0.46 0.53 0.46
Net realized and unrealized gains (losses) (1.70) 0.26 0.52 0.79 (0.77) 0.10
Total from investment operations ........ (1.47) 0.65 0.94 1.25 (0.24) 0.56
Less distributions from:
Net investment income .............. (0.23) (0.46) (0.47) (0.45) (0.47) (0.46)
Net realized gains ................. (0.09) (0.30) — — — —
Total distributions ................... (0.32) (0.76) (0.47) (0.45) (0.47) (0.46)
Net asset value, end of period .......... $9.76 $11.55 $11.66 $11.19 $10.39 $11.10
Total return
d
....................... (12.78)% 5.58% 8.75% 12.16% (2.21)% 5.09%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.71% 0.70% 0.69% 0.70% 0.65% 0.67%
Expenses net of waiver and payments by
affiliates
f,g
......................... 0.05% 0.05% 0.05% 0.05% 0.05% 0.05%
Net investment income
c
............... 4.32% 3.34% 3.83% 4.16% 4.88% 4.14%
Supplemental data
Net assets, end of period (000’s) ........ $2,394 $2,837 $2,021 $1,875 $1,409 $2,122
Portfolio turnover rate ................ 15.22% 121.26% 51.13% 82.72% 46.27% 28.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the period ended June 30, 2022.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2022
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
See Abbreviations on page 166 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
88.6%
Domestic Equity 23.8%
a
ClearBridge Tactical Dividend Income Fund, Class IS ........................ 241,668 $ 4,514,361
a
Franklin U.S. Core Equity (IU) Fund ..................................... 114,032 1,387,766
Global X U.S. Preferred ETF ........................................... 265,577 5,632,888
11,535,015
Domestic Fixed Income 57.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 253,326 2,396,461
a
Franklin Liberty High Yield Corporate ETF ................................. 106,980 2,354,630
a
Franklin Liberty Investment Grade Corporate ETF ........................... 131,329 2,844,586
a
Franklin Liberty U.S. Core Bond ETF ..................................... 199,769 4,421,887
a
Franklin U.S. Government Securities Fund, Class R6 ........................ 434,320 2,323,612
Schwab U.S. TIPS ETF ............................................... 26,698 1,489,748
a
Western Asset Income Fund, Class IS .................................... 1,366,360 7,105,071
a
Western Asset Short Duration High Income Fund, Class I ..................... 1,095,274 5,093,023
28,029,018
Foreign Equity 6.9%
iShares International Select Dividend ETF ................................. 70,929 1,926,432
a
Templeton Developing Markets Trust, Class R6 ............................. 26,025 450,761
a
Templeton Foreign Fund, Class R6 ...................................... 151,306 959,278
3,336,471
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$48,947,523) ................................................................
42,900,504
Units
a a a a
b
Index-Linked Notes 10.7%
Capital Markets 10.7%
c,d
Credit Suisse AG, Senior Note, 144A, 29.019%, 9/06/22 ...................... 812 2,614,518
c,d
UBS AG, Senior Note, 144A, 10.23%, 11/07/22 ............................. 2,624 2,556,012
5,170,530
Total Index-Linked Notes (Cost $5,753,564) .....................................
5,170,530
Total Long Term Investments (Cost $54,701,087) ................................
48,071,034
a
a a a a
Short Term Investments 0.6%
Shares
a
Money Market Funds 0.6%
a,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 306,241 306,241
Total Money Market Funds (Cost $306,241) .....................................
306,241
Total Short Term Investments (Cost $306,241 ) ..................................
306,241
a
Total Investments (Cost $55,007,328) 99.9% ....................................
$48,377,275
Other Assets, less Liabilities 0.1% .............................................
13,492
Net Assets 100.0% ...........................................................
$48,390,767

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
See Note 1(c) regarding index-linked notes.
c
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $5,170,530, representing 10.7% of net assets.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.00 $12.99 $12.17 $11.00 $11.76 $10.68
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.22 0.19 0.29 0.35 0.18
Net realized and unrealized gains (losses) (2.10) 1.02 0.89 1.18 (0.79) 1.05
Total from investment operations ........ (2.03) 1.24 1.08 1.47 (0.44) 1.23
Less distributions from:
Net investment income .............. (0.07) (0.34) (0.26) (0.30) (0.32) (0.15)
Net realized gains ................. (0.24) (0.89) — — — —
Total distributions ................... (0.31) (1.23) (0.26) (0.30) (0.32) (0.15)
Net asset value, end of period .......... $10.66 $13.00 $12.99 $12.17 $11.00 $11.76
Total return
d
....................... (15.67)% 9.62% 9.06% 13.43% (3.78)% 11.53%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.99% 0.98% 0.98% 0.97% 0.94% 1.02%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.46% 0.46% 0.47%
g
0.35% 0.30% 0.30%
Net investment income
c
............... 1.23% 1.63% 1.61% 2.47% 2.92% 1.58%
Supplemental data
Net assets, end of period (000’s) ........ $29,725 $36,698 $30,265 $27,016 $24,108 $20,289
Portfolio turnover rate ................ 22.78% 79.95% 68.93% 120.35% 57.42% 47.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.91 $12.91 $12.09 $10.93 $11.69 $10.62
Income from investment operations
a
:
Net investment income
b,c
............ 0.03 0.11 0.10 0.20 0.24 0.10
Net realized and unrealized gains (losses) (2.10) 1.02 0.89 1.17 (0.76) 1.03
Total from investment operations ........ (2.07) 1.13 0.99 1.37 (0.52) 1.13
Less distributions from:
Net investment income .............. (0.03) (0.24) (0.17) (0.21) (0.24) (0.06)
Net realized gains ................. (0.24) (0.89) — — — —
Total distributions ................... (0.27) (1.13) (0.17) (0.21) (0.24) (0.06)
Net asset value, end of period .......... $10.57 $12.91 $12.91 $12.09 $10.93 $11.69
Total return
d
....................... (16.05)% 8.85% 8.29% 12.59% (4.53)% 10.69%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.74% 1.72% 1.73% 1.72% 1.69% 1.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.21% 1.21% 1.22%
g
1.10% 1.05% 1.05%
Net investment income
c
............... 0.45% 0.79% 0.85% 1.72% 2.17% 0.83%
Supplemental data
Net assets, end of period (000’s) ........ $4,211 $6,235 $7,118 $6,811 $6,364 $6,287
Portfolio turnover rate ................ 22.78% 79.95% 68.93% 120.35% 57.42% 47.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.00 $12.98 $12.16 $10.99 $11.75 $10.66
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.17 0.16 0.26 0.29 0.12
Net realized and unrealized gains (losses) (2.11) 1.03 0.89 1.17 (0.76) 1.08
Total from investment operations ........ (2.05) 1.20 1.05 1.43 (0.47) 1.20
Less distributions from:
Net investment income .............. (0.06) (0.29) (0.23) (0.26) (0.29) (0.11)
Net realized gains ................. (0.24) (0.89) — — — —
Total distributions ................... (0.30) (1.18) (0.23) (0.26) (0.29) (0.11)
Net asset value, end of period .......... $10.65 $13.00 $12.98 $12.16 $10.99 $11.75
Total return
d
....................... (15.85)% 9.37% 8.79% 13.25% (4.14)% 11.26%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.24% 1.22% 1.23% 1.22% 1.19% 1.27%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.71% 0.71% 0.72%
g
0.60% 0.55% 0.55%
Net investment income
c
............... 0.98% 1.23% 1.35% 2.22% 2.67% 1.33%
Supplemental data
Net assets, end of period (000’s) ........ $646 $758 $786 $745 $767 $969
Portfolio turnover rate ................ 22.78% 79.95% 68.93% 120.35% 57.42% 47.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.04 $13.03 $12.20 $11.02 $11.79 $10.70
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.19 0.22 0.32 0.37 0.21
Net realized and unrealized gains (losses) (2.11) 1.09 0.90 1.19 (0.78) 1.06
Total from investment operations ........ (2.02) 1.28 1.12 1.51 (0.41) 1.27
Less distributions from:
Net investment income .............. (0.09) (0.38) (0.29) (0.33) (0.36) (0.18)
Net realized gains ................. (0.24) (0.89) — — — —
Total distributions ................... (0.33) (1.27) (0.29) (0.33) (0.36) (0.18)
Capital contributions ................. 0.23 — — — — —
Net asset value, end of period .......... $10.92 $13.04 $13.03 $12.20 $11.02 $11.79
Total return
d
....................... (13.77)%
e
9.93% 9.45% 13.83% (3.57)% 11.93%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.62% 0.59% 0.62% 0.60% 0.58% 0.59%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.16% 0.16% 0.16%
h
0.05% —% —%
Net investment income
c
............... 1.53% 1.40% 1.83% 2.77% 3.22% 1.88%
Supplemental data
Net assets, end of period (000’s) ........ $4 $5 $4,855 $7,429 $8,562 $8,831
Portfolio turnover rate ................ 22.78% 79.95% 68.93% 120.35% 57.42% 47.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been -15.59%. See Note 2.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.05 $13.03 $12.20 $11.03 $11.79 $10.70
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.26 0.22 0.32 0.35 0.23
Net realized and unrealized gains (losses) (2.12) 1.02 0.90 1.17 (0.76) 1.04
Total from investment operations ........ (2.03) 1.28 1.12 1.49 (0.41) 1.27
Less distributions from:
Net investment income .............. (0.08) (0.37) (0.29) (0.32) (0.35) (0.18)
Net realized gains ................. (0.24) (0.89) — — — —
Total distributions ................... (0.32) (1.26) (0.29) (0.32) (0.35) (0.18)
Net asset value, end of period .......... $10.70 $13.05 $13.03 $12.20 $11.03 $11.79
Total return
d
....................... (15.59)% 9.95% 9.39% 13.77% (3.62)% 11.88%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.74% 0.73% 0.73% 0.72% 0.69% 0.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.21% 0.21% 0.21%
g
0.10% 0.05% 0.05%
Net investment income
c
............... 1.46% 1.88% 1.80% 2.72% 3.17% 1.83%
Supplemental data
Net assets, end of period (000’s) ........ $660 $826 $685 $745 $637 $691
Portfolio turnover rate ................ 22.78% 79.95% 68.93% 120.35% 57.42% 47.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2022
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Alternative Strategies 1.0%
a
Franklin Liberty Systematic Style Premia ETF .............................. 16,360 $ 352,558
Domestic Equity 34.9%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 35,156 1,188,272
a
Franklin Growth Fund, Class R6 ........................................ 25,052 2,784,803
a
Franklin LibertyQ U.S. Equity ETF ....................................... 44,453 1,723,443
a
Franklin U.S. Core Equity (IU) Fund ..................................... 493,397 6,004,644
Vanguard S&P 500 ETF .............................................. 1,714 594,552
12,295,714
Domestic Fixed Income 46.8%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 124,183 1,174,769
a
Franklin Liberty High Yield Corporate ETF ................................. 41,138 905,447
a
Franklin Liberty Investment Grade Corporate ETF ........................... 41,953 908,702
a
Franklin Liberty U.S. Core Bond ETF ..................................... 267,563 5,922,507
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 55,798 1,216,954
iShares Floating Rate Bond ETF ........................................ 15,075 752,544
Schwab U.S. TIPS ETF ............................................... 21,629 1,206,898
a
Western Asset Core Plus Bond Fund, Class IS ............................. 339,263 3,351,921
a
Western Asset Short-Term Bond Fund, Class IS ............................ 297,367 1,088,361
16,528,103
Foreign Equity 13.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 90,295 845,164
a
Franklin International Core Equity (IU) Fund ............................... 224,968 2,204,683
a
Franklin International Growth Fund, Class R6 .............................. 24,445 348,099
iShares Core MSCI EAFE ETF ......................................... 5,929 348,922
a
Templeton Developing Markets Trust, Class R6 ............................. 32,456 562,143
a
Templeton Foreign Fund, Class R6 ...................................... 82,304 521,810
4,830,821
Foreign Fixed Income 2.2%
a
Franklin Liberty International Aggregate Bond ETF .......................... 33,746 780,882
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$36,040,410) ................................................................
34,788,078
a a a a
Short Term Investments 1.4%
a
Money Market Funds 1.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 473,813 473,813
Total Money Market Funds (Cost $473,813) .....................................
473,813

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 1.411%, 7/01/22 (Maturity Value $3,088)
BNP Paribas Securities Corp. (Maturity Value $1,690)
Deutsche Bank Securities, Inc. (Maturity Value $88)
HSBC Securities (USA), Inc. (Maturity Value $1,310)
Collateralized by U.S. Government Agency Securities, 2% - 6%, 12/28/37 - 12/20/51;
U.S. Government Agency Strips, 7/15/23; and U.S. Treasury Notes, 0.25% - 0.75%,
7/31/25 - 3/31/26 (valued at $3,150) .................................... $ 3,088 $ 3,088
Total Repurchase Agreements (Cost $3,088) ....................................
3,088
Total Short Term Investments (Cost $476,901 ) ..................................
476,901
a
Total Investments (Cost $36,517,311) 100.1% ...................................
$35,264,979
Other Assets, less Liabilities (0.1)% ...........................................
(19,052)
Net Assets 100.0% ...........................................................
$35,245,927
See Abbreviations on page 166 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2025 Retirement Target Fund
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69
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.67 $13.80 $12.98 $11.52 $12.97 $11.49
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.23 0.20 0.27 0.32 0.19
Net realized and unrealized gains (losses) (2.33) 1.31 1.08 1.66 (1.02) 1.52
Total from investment operations ........ (2.26) 1.54 1.28 1.93 (0.70) 1.71
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.37) (0.21) (0.28) (0.33) (0.23)
Net realized gains ................. (0.29) (1.30) (0.25) (0.19) (0.42) —
Total distributions ................... (0.35) (1.67) (0.46) (0.47) (0.75) (0.23)
Net asset value, end of period .......... $11.06 $13.67 $13.80 $12.98 $11.52 $12.97
Total return
d
....................... (16.55)% 11.21% 10.26% 16.85% (5.46)% 14.95%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.76% 0.76% 0.77% 0.80% 0.77% 0.80%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.48% 0.47% 0.45%
g
0.35% 0.30%
g
0.30%
Net investment income
c
............... 1.08% 1.57% 1.53% 2.15% 2.41% 1.52%
Supplemental data
Net assets, end of period (000’s) ........ $96,203 $118,521 $96,973 $86,084 $76,050 $77,510
Portfolio turnover rate ................ 20.56% 69.35% 66.87% 84.18% 52.98% 34.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
70
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.40 $13.56 $12.76 $11.34 $12.77 $11.32
Income from investment operations
a
:
Net investment income
b,c
............ 0.02 0.10 0.09 0.17 0.20 0.09
Net realized and unrealized gains (losses) (2.28) 1.30 1.08 1.62 (0.97) 1.50
Total from investment operations ........ (2.26) 1.40 1.17 1.79 (0.77) 1.59
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.03) (0.26) (0.12) (0.18) (0.24) (0.14)
Net realized gains ................. (0.29) (1.30) (0.25) (0.19) (0.42) —
Total distributions ................... (0.32) (1.56) (0.37) (0.37) (0.66) (0.14)
Net asset value, end of period .......... $10.82 $13.40 $13.56 $12.76 $11.34 $12.77
Total return
d
....................... (16.88)% 10.40% 9.44% 15.90% (6.12)% 14.06%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.51% 1.50% 1.51% 1.55% 1.51% 1.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.23% 1.21% 1.20%
g
1.10% 1.04%
g
1.05%
Net investment income
c
............... 0.32% 0.70% 0.76% 1.40% 1.67% 0.77%
Supplemental data
Net assets, end of period (000’s) ........ $13,404 $17,778 $21,991 $23,450 $21,907 $27,301
Portfolio turnover rate ................ 20.56% 69.35% 66.87% 84.18% 52.98% 34.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
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71
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.61 $13.75 $12.93 $11.48 $12.93 $11.44
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.18 0.16 0.23 0.26 0.14
Net realized and unrealized gains (losses) (2.30) 1.31 1.09 1.65 (0.99) 1.54
Total from investment operations ........ (2.26) 1.49 1.25 1.88 (0.73) 1.68
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.05) (0.33) (0.18) (0.24) (0.30) (0.19)
Net realized gains ................. (0.29) (1.30) (0.25) (0.19) (0.42) —
Total distributions ................... (0.34) (1.63) (0.43) (0.43) (0.72) (0.19)
Net asset value, end of period .......... $11.01 $13.61 $13.75 $12.93 $11.48 $12.93
Total return
d
....................... (16.65)% 10.89% 10.00% 16.52% (5.73)% 14.73%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.01% 1.01% 1.02% 1.05% 1.02% 1.05%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.73% 0.72% 0.70%
g
0.60% 0.55%
g
0.55%
Net investment income
c
............... 0.71% 1.26% 1.24% 1.90% 2.16% 1.27%
Supplemental data
Net assets, end of period (000’s) ........ $1,975 $3,069 $3,117 $3,930 $4,510 $6,166
Portfolio turnover rate ................ 20.56% 69.35% 66.87% 84.18% 52.98% 34.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.72 $13.85 $13.02 $11.56 $13.01 $11.52
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.19 0.23 0.31 0.34 0.23
Net realized and unrealized gains (losses) (2.34) 1.39 1.10 1.65 (1.00) 1.53
Total from investment operations ........ (2.25) 1.58 1.33 1.96 (0.66) 1.76
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.41) (0.25) (0.31) (0.37) (0.27)
Net realized gains ................. (0.29) (1.30) (0.25) (0.19) (0.42) —
Total distributions ................... (0.37) (1.71) (0.50) (0.50) (0.79) (0.27)
Net asset value, end of period .......... $11.10 $13.72 $13.85 $13.02 $11.56 $13.01
Total return
d
....................... (16.43)% 11.49% 10.64% 17.14% (5.15)% 15.34%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.45% 0.39% 0.39% 0.41% 0.38% 0.37%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.15% 0.15% 0.15%
g
0.05% —%
g
—%
Net investment income
c
............... 1.42% 1.34% 1.83% 2.45% 2.71% 1.82%
Supplemental data
Net assets, end of period (000’s) ........ $469 $544 $16,094 $14,717 $14,228 $17,009
Portfolio turnover rate ................ 20.56% 69.35% 66.87% 84.18% 52.98% 34.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
73
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.71 $13.83 $13.01 $11.55 $13.00 $11.51
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.26 0.24 0.30 0.33 0.23
Net realized and unrealized gains (losses) (2.33) 1.32 1.07 1.66 (1.00) 1.52
Total from investment operations ........ (2.25) 1.58 1.31 1.96 (0.67) 1.75
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.40) (0.24) (0.31) (0.36) (0.26)
Net realized gains ................. (0.29) (1.30) (0.25) (0.19) (0.42) —
Total distributions ................... (0.37) (1.70) (0.49) (0.50) (0.78) (0.26)
Net asset value, end of period .......... $11.09 $13.71 $13.83 $13.01 $11.55 $13.00
Total return
d
....................... (16.47)% 11.53% 10.51% 17.09% (5.20)% 15.30%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.51% 0.51% 0.52% 0.55% 0.52% 0.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.23% 0.22% 0.20%
g
0.10% 0.05%
g
0.05%
Net investment income
c
............... 1.33% 1.80% 1.90% 2.40% 2.66% 1.77%
Supplemental data
Net assets, end of period (000’s) ........ $2,479 $3,055 $2,872 $1,532 $1,449 $1,866
Portfolio turnover rate ................ 20.56% 69.35% 66.87% 84.18% 52.98% 34.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2022
Franklin LifeSmart™ 2025 Retirement Target Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
74
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.5%
Alternative Strategies 1.0%
a
Franklin Liberty Systematic Style Premia ETF .............................. 53,108 $ 1,144,477
Domestic Equity 41.1%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 135,136 4,567,583
a
Franklin Growth Fund, Class R6 ........................................ 96,222 10,696,038
a
Franklin LibertyQ U.S. Equity ETF ....................................... 166,761 6,465,324
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,898,019 23,098,891
Vanguard S&P 500 ETF .............................................. 6,581 2,282,817
47,110,653
Domestic Fixed Income 38.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 293,184 2,773,525
a
Franklin Liberty High Yield Corporate ETF ................................. 110,728 2,437,123
a
Franklin Liberty Investment Grade Corporate ETF ........................... 112,940 2,446,280
a
Franklin Liberty U.S. Core Bond ETF ..................................... 720,133 15,940,144
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 150,163 3,275,055
iShares Floating Rate Bond ETF ........................................ 40,575 2,025,504
Schwab U.S. TIPS ETF ............................................... 58,236 3,249,568
a
Western Asset Core Plus Bond Fund, Class IS ............................. 913,067 9,021,101
a
Western Asset Short-Term Bond Fund, Class IS ............................ 826,522 3,025,072
44,193,372
Foreign Equity 16.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 344,479 3,224,324
a
Franklin International Core Equity (IU) Fund ............................... 862,219 8,449,741
a
Franklin International Growth Fund, Class R6 .............................. 93,782 1,335,455
iShares Core MSCI EAFE ETF ......................................... 22,742 1,338,368
a
Templeton Developing Markets Trust, Class R6 ............................. 124,546 2,157,145
a
Templeton Foreign Fund, Class R6 ...................................... 315,584 2,000,806
18,505,839
Foreign Fixed Income 1.6%
a
Franklin Liberty International Aggregate Bond ETF .......................... 79,658 1,843,286
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$113,112,075) ...............................................................
112,797,627
a a a a
Short Term Investments 1.5%
a
Money Market Funds 1.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 1,546,143 1,546,143
Total Money Market Funds (Cost $1,546,143) ...................................
1,546,143

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
s
h
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 1.411%, 7/01/22 (Maturity Value $124,019)
BNP Paribas Securities Corp. (Maturity Value $67,878)
Deutsche Bank Securities, Inc. (Maturity Value $3,535)
HSBC Securities (USA), Inc. (Maturity Value $52,606)
Collateralized by U.S. Government Agency Securities, 2% - 6%, 12/28/37 - 12/20/51;
U.S. Government Agency Strips, 7/15/23; and U.S. Treasury Notes, 0.25% - 0.75%,
7/31/25 - 3/31/26 (valued at $126,533) .................................. $ 124,014 $ 124,014
Total Repurchase Agreements (Cost $124,014) ..................................
124,014
Total Short Term Investments (Cost $1,670,157 ) .................................
1,670,157
a
Total Investments (Cost $114,782,232) 100.0% ..................................
$114,467,784
Other Assets, less Liabilities 0.0%
†
............................................
62,936
Net Assets 100.0% ...........................................................
$114,530,720
See Abbreviations on page 166 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2030 Retirement Target Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
76
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.21 $14.40 $13.28 $11.50 $12.70 $11.08
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.24 0.19 0.25 0.29 0.19
Net realized and unrealized gains (losses) (2.52) 1.61 1.29 1.90 (1.09) 1.65
Total from investment operations ........ (2.46) 1.85 1.48 2.15 (0.80) 1.84
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.05) (0.41) (0.22) (0.23) (0.32) (0.22)
Net realized gains ................. (0.30) (1.63) (0.14) (0.14) (0.08) —
Total distributions ................... (0.35) (2.04) (0.36) (0.37) (0.40) (0.22)
Net asset value, end of period .......... $11.40 $14.21 $14.40 $13.28 $11.50 $12.70
Total return
d
....................... (17.29)% 12.91% 11.52% 18.80% (6.32)% 16.73%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.93% 0.93% 0.95% 1.02% 0.98% 1.08%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.48% 0.46% 0.44%
g
0.34%
g
0.30%
g
0.30%
Net investment income
c
............... 0.95% 1.57% 1.46% 1.96% 2.24% 1.60%
Supplemental data
Net assets, end of period (000’s) ........ $42,603 $49,835 $34,019 $27,248 $22,447 $19,270
Portfolio turnover rate ................ 22.45% 82.69% 67.25% 93.46% 47.37% 37.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
77
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.00 $14.22 $13.13 $11.37 $12.56 $10.97
Income from investment operations
a
:
Net investment income
b,c
............ 0.01 0.11 0.09 0.15 0.18 0.11
Net realized and unrealized gains (losses) (2.48) 1.61 1.27 1.89 (1.06) 1.63
Total from investment operations ........ (2.47) 1.72 1.36 2.04 (0.88) 1.74
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.03) (0.31) (0.13) (0.14) (0.23) (0.15)
Net realized gains ................. (0.30) (1.63) (0.14) (0.14) (0.08) —
Total distributions ................... (0.33) (1.94) (0.27) (0.28) (0.31) (0.15)
Net asset value, end of period .......... $11.20 $14.00 $14.22 $13.13 $11.37 $12.56
Total return
d
....................... (17.64)% 12.13% 10.60% 17.98% (7.02)% 15.89%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.68% 1.68% 1.70% 1.77% 1.73% 1.83%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.22% 1.21% 1.19%
g
1.09%
g
1.05%
g
1.05%
Net investment income
c
............... 0.19% 0.74% 0.71% 1.21% 1.49% 0.85%
Supplemental data
Net assets, end of period (000’s) ........ $9,668 $12,281 $10,937 $9,146 $7,460 $7,642
Portfolio turnover rate ................ 22.45% 82.69% 67.25% 93.46% 47.37% 37.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
78
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.19 $14.38 $13.27 $11.48 $12.68 $11.06
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.20 0.15 0.22 0.23 0.15
Net realized and unrealized gains (losses) (2.52) 1.61 1.29 1.91 (1.06) 1.65
Total from investment operations ........ (2.48) 1.81 1.44 2.13 (0.83) 1.80
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.04) (0.37) (0.19) (0.20) (0.29) (0.18)
Net realized gains ................. (0.30) (1.63) (0.14) (0.14) (0.08) —
Total distributions ................... (0.34) (2.00) (0.33) (0.34) (0.37) (0.18)
Net asset value, end of period .......... $11.37 $14.19 $14.38 $13.27 $11.48 $12.68
Total return
d
....................... (17.43)% 12.65% 11.17% 18.64% (6.59)% 16.39%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.18% 1.18% 1.20% 1.27% 1.23% 1.33%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.73% 0.71% 0.69%
g
0.59%
g
0.55%
g
0.55%
Net investment income
c
............... 0.69% 1.29% 1.19% 1.71% 1.99% 1.35%
Supplemental data
Net assets, end of period (000’s) ........ $1,318 $1,512 $1,186 $1,058 $816 $1,148
Portfolio turnover rate ................ 22.45% 82.69% 67.25% 93.46% 47.37% 37.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.28 $14.46 $13.34 $11.54 $12.74 $11.12
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.18 0.23 0.29 0.32 0.23
Net realized and unrealized gains (losses) (2.59) 1.72 1.29 1.92 (1.08) 1.65
Total from investment operations ........ (2.53) 1.90 1.52 2.21 (0.76) 1.88
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.45) (0.26) (0.27) (0.36) (0.26)
Net realized gains ................. (0.30) (1.63) (0.14) (0.14) (0.08) —
Total distributions ................... (0.36) (2.08) (0.40) (0.41) (0.44) (0.26)
Capital contributions ................. 0.15 — — — — —
Net asset value, end of period .......... $11.54 $14.28 $14.46 $13.34 $11.54 $12.74
Total return
d
....................... (16.63)%
e
13.24% 11.80% 19.26% (6.02)% 17.01%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.49% 0.45% 0.50% 0.53% 0.52% 0.54%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.17% 0.15% 0.15%
h
0.04%
h
—%
h
—%
Net investment income
c
............... 0.89% 1.20% 1.72% 2.26% 2.54% 1.90%
Supplemental data
Net assets, end of period (000’s) ........ $12 $40 $23,717 $22,064 $18,389 $18,260
Portfolio turnover rate ................ 22.45% 82.69% 67.25% 93.46% 47.37% 37.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been -17.70%. See Note 2.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
80
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.27 $14.44 $13.33 $11.53 $12.73 $11.11
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.28 0.23 0.28 0.31 0.23
Net realized and unrealized gains (losses) (2.54) 1.62 1.28 1.92 (1.08) 1.64
Total from investment operations ........ (2.46) 1.90 1.51 2.20 (0.77) 1.87
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.44) (0.26) (0.26) (0.35) (0.25)
Net realized gains ................. (0.30) (1.63) (0.14) (0.14) (0.08) —
Total distributions ................... (0.36) (2.07) (0.40) (0.40) (0.43) (0.25)
Net asset value, end of period .......... $11.45 $14.27 $14.44 $13.33 $11.53 $12.73
Total return
d
....................... (17.23)% 13.28% 11.68% 19.22% (6.08)% 16.97%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.68% 0.68% 0.70% 0.77% 0.73% 0.83%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.23% 0.21% 0.19%
g
0.09%
g
0.05%
g
0.05%
Net investment income
c
............... 1.20% 1.81% 1.74% 2.21% 2.49% 1.85%
Supplemental data
Net assets, end of period (000’s) ........ $1,638 $1,937 $1,546 $997 $785 $662
Portfolio turnover rate ................ 22.45% 82.69% 67.25% 93.46% 47.37% 37.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.23% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2022
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.4%
Alternative Strategies 1.0%
a
Franklin Liberty Systematic Style Premia ETF .............................. 25,636 $ 552,456
Domestic Equity 47.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 75,417 2,549,089
a
Franklin Growth Fund, Class R6 ........................................ 54,176 6,022,233
a
Franklin LibertyQ U.S. Equity ETF ....................................... 94,151 3,650,234
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,047,292 12,745,546
Vanguard S&P 500 ETF .............................................. 3,703 1,284,497
26,251,599
Domestic Fixed Income 30.1%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 105,531 998,320
a
Franklin Liberty High Yield Corporate ETF ................................. 41,508 913,591
a
Franklin Liberty Investment Grade Corporate ETF ........................... 42,342 917,128
a
Franklin Liberty U.S. Core Bond ETF ..................................... 270,004 5,976,539
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 56,286 1,227,598
iShares Floating Rate Bond ETF ........................................ 15,200 758,784
Schwab U.S. TIPS ETF ............................................... 21,824 1,217,779
a
Western Asset Core Plus Bond Fund, Class IS ............................. 342,369 3,382,608
a
Western Asset Short-Term Bond Fund, Class IS ............................ 326,756 1,195,928
16,588,275
Foreign Equity 18.6%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 190,859 1,786,436
a
Franklin International Core Equity (IU) Fund ............................... 476,144 4,666,215
a
Franklin International Growth Fund, Class R6 .............................. 52,224 743,668
iShares Core MSCI EAFE ETF ......................................... 12,653 744,629
a
Templeton Developing Markets Trust, Class R6 ............................. 70,044 1,213,155
a
Templeton Foreign Fund, Class R6 ...................................... 175,665 1,113,716
10,267,819
Foreign Fixed Income 1.2%
a
Franklin Liberty International Aggregate Bond ETF .......................... 28,825 667,010
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$54,521,757) ................................................................
54,327,159
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 883,234 883,234
Total Money Market Funds (Cost $883,234) .....................................
883,234

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 1.411%, 7/01/22 (Maturity Value $14,559)
BNP Paribas Securities Corp. (Maturity Value $7,968)
Deutsche Bank Securities, Inc. (Maturity Value $415)
HSBC Securities (USA), Inc. (Maturity Value $6,176)
Collateralized by U.S. Government Agency Securities, 2% - 6%, 12/28/37 - 12/20/51;
U.S. Government Agency Strips, 7/15/23; and U.S. Treasury Notes, 0.25% - 0.75%,
7/31/25 - 3/31/26 (valued at $14,855) ................................... $ 14,559 $ 14,559
Total Repurchase Agreements (Cost $14,559) ...................................
14,559
Total Short Term Investments (Cost $897,793 ) ..................................
897,793
a
Total Investments (Cost $55,419,550) 100.0% ...................................
$55,224,952
Other Assets, less Liabilities 0.0%
†
............................................
13,345
Net Assets 100.0% ...........................................................
$55,238,297
See Abbreviations on page 166 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
83
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.67 $15.18 $13.94 $12.03 $13.70 $11.86
Income from investment operations
a
:
Net investment income
b,c
............ 0.05 0.24 0.19 0.24 0.29 0.20
Net realized and unrealized gains (losses) (2.70) 1.90 1.61 2.19 (1.21) 1.92
Total from investment operations ........ (2.65) 2.14 1.80 2.43 (0.92) 2.12
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.04) (0.42) (0.20) (0.24) (0.30) (0.28)
Net realized gains ................. (0.35) (2.23) (0.36) (0.28) (0.45) —
Total distributions ................... (0.39) (2.65) (0.56) (0.52) (0.75) (0.28)
Net asset value, end of period .......... $11.63 $14.67 $15.18 $13.94 $12.03 $13.70
Total return
d
....................... (18.05)% 14.20% 13.44% 20.36% (6.87)% 17.93%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.80% 0.81% 0.81% 0.86% 0.81% 0.86%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.49% 0.47% 0.43%
g
0.34% 0.30%
g
0.30%
Net investment income
c
............... 0.82% 1.45% 1.38% 1.81% 2.04% 1.55%
Supplemental data
Net assets, end of period (000’s) ........ $87,346 $104,174 $84,029 $72,425 $60,087 $61,238
Portfolio turnover rate ................ 18.63% 69.46% 47.82% 79.04% 47.85% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
84
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.23 $14.79 $13.60 $11.75 $13.40 $11.61
Income from investment operations
a
:
Net investment income
b,c
............ —
d
0.09 0.08 0.14 0.16 0.10
Net realized and unrealized gains (losses) (2.61) 1.88 1.58 2.13 (1.16) 1.88
Total from investment operations ........ (2.61) 1.97 1.66 2.27 (1.00) 1.98
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.02) (0.30) (0.11) (0.14) (0.20) (0.19)
Net realized gains ................. (0.35) (2.23) (0.36) (0.28) (0.45) —
Total distributions ................... (0.37) (2.53) (0.47) (0.42) (0.65) (0.19)
Net asset value, end of period .......... $11.25 $14.23 $14.79 $13.60 $11.75 $13.40
Total return
e
....................... (18.34)% 13.36% 12.62% 19.46% (7.58)% 17.09%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.55% 1.55% 1.56% 1.61% 1.56% 1.60%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.23% 1.21% 1.18%
h
1.09% 1.05%
h
1.04%
Net investment income
c
............... 0.05% 0.60% 0.60% 1.06% 1.29% 0.81%
Supplemental data
Net assets, end of period (000’s) ........ $14,779 $18,502 $21,329 $21,115 $18,350 $21,451
Portfolio turnover rate ................ 18.63% 69.46% 47.82% 79.04% 47.85% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
85
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.66 $15.17 $13.92 $12.01 $13.69 $11.84
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.18 0.15 0.20 0.24 0.15
Net realized and unrealized gains (losses) (2.69) 1.91 1.63 2.20 (1.20) 1.94
Total from investment operations ........ (2.65) 2.09 1.78 2.40 (0.96) 2.09
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.04) (0.37) (0.17) (0.21) (0.27) (0.24)
Net realized gains ................. (0.35) (2.23) (0.36) (0.28) (0.45) —
Total distributions ................... (0.39) (2.60) (0.53) (0.49) (0.72) (0.24)
Net asset value, end of period .......... $11.62 $14.66 $15.17 $13.92 $12.01 $13.69
Total return
d
....................... (18.11)% 13.87% 13.23% 20.10% (7.18)% 17.71%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.05% 1.05% 1.05% 1.10% 1.05% 1.11%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.74% 0.71% 0.68%
g
0.58% 0.54%
g
0.55%
Net investment income
c
............... 0.56% 1.08% 1.07% 1.57% 1.80% 1.30%
Supplemental data
Net assets, end of period (000’s) ........ $3,586 $4,113 $4,530 $4,966 $4,762 $5,745
Portfolio turnover rate ................ 18.63% 69.46% 47.82% 79.04% 47.85% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
86
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.81 $15.31 $14.05 $12.12 $13.80 $11.94
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.18 0.23 0.29 0.31 0.25
Net realized and unrealized gains (losses) (2.72) 2.02 1.63 2.20 (1.20) 1.93
Total from investment operations ........ (2.64) 2.20 1.86 2.49 (0.89) 2.18
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.47) (0.24) (0.28) (0.34) (0.32)
Net realized gains ................. (0.35) (2.23) (0.36) (0.28) (0.45) —
Total distributions ................... (0.41) (2.70) (0.60) (0.56) (0.79) (0.32)
Net asset value, end of period .......... $11.76 $14.81 $15.31 $14.05 $12.12 $13.80
Total return
d
....................... (17.87)% 14.46% 13.82% 20.73% (6.63)% 18.31%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.67% 0.38% 0.40% 0.41% 0.39% 0.38%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.17% 0.14% 0.13%
g
0.04% —%
g
—%
Net investment income
c
............... 1.14% 1.10% 1.66% 2.11% 2.34% 1.85%
Supplemental data
Net assets, end of period (000’s) ........ $83 $93 $30,069 $28,513 $22,207 $26,497
Portfolio turnover rate ................ 18.63% 69.46% 47.82% 79.04% 47.85% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
87
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.84 $15.33 $14.07 $12.13 $13.81 $11.95
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.27 0.23 0.28 0.32 0.23
Net realized and unrealized gains (losses) (2.73) 1.93 1.63 2.21 (1.22) 1.94
Total from investment operations ........ (2.66) 2.20 1.86 2.49 (0.90) 2.17
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.05) (0.46) (0.24) (0.27) (0.33) (0.31)
Net realized gains ................. (0.35) (2.23) (0.36) (0.28) (0.45) —
Total distributions ................... (0.40) (2.69) (0.60) (0.55) (0.78) (0.31)
Net asset value, end of period .......... $11.78 $14.84 $15.33 $14.07 $12.13 $13.81
Total return
d
....................... (17.92)% 14.46% 13.75% 20.73% (6.67)% 18.24%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.55% 0.56% 0.56% 0.61% 0.56% 0.61%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.24% 0.21% 0.18%
g
0.09% 0.05%
g
0.05%
Net investment income
c
............... 1.06% 1.67% 1.67% 2.06% 2.29% 1.80%
Supplemental data
Net assets, end of period (000’s) ........ $3,385 $3,911 $3,438 $2,145 $1,723 $1,578
Portfolio turnover rate ................ 18.63% 69.46% 47.82% 79.04% 47.85% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2022
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.6%
Alternative Strategies 1.0%
a
Franklin Liberty Systematic Style Premia ETF .............................. 50,725 $ 1,093,124
Domestic Equity 53.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 169,493 5,728,848
a
Franklin Growth Fund, Class R6 ........................................ 120,691 13,415,977
a
Franklin LibertyQ U.S. Equity ETF ....................................... 229,701 8,905,508
a
Franklin U.S. Core Equity (IU) Fund ..................................... 2,265,508 27,571,238
Vanguard S&P 500 ETF .............................................. 8,288 2,874,941
58,496,512
Domestic Fixed Income 22.0%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 174,997 1,655,472
a
Franklin Liberty High Yield Corporate ETF ................................. 58,845 1,295,178
a
Franklin Liberty Investment Grade Corporate ETF ........................... 60,021 1,300,055
a
Franklin Liberty U.S. Core Bond ETF ..................................... 382,690 8,470,843
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 79,787 1,740,154
iShares Floating Rate Bond ETF ........................................ 21,550 1,075,776
Schwab U.S. TIPS ETF ............................................... 30,941 1,726,508
a
Western Asset Core Plus Bond Fund, Class IS ............................. 485,308 4,794,842
a
Western Asset Short-Term Bond Fund, Class IS ............................ 505,191 1,848,997
23,907,825
Foreign Equity 21.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 429,515 4,020,263
a
Franklin International Core Equity (IU) Fund ............................... 1,072,377 10,509,292
a
Franklin International Growth Fund, Class R6 .............................. 115,569 1,645,706
iShares Core MSCI EAFE ETF ......................................... 28,035 1,649,860
a
Templeton Developing Markets Trust, Class R6 ............................. 156,953 2,718,420
a
Templeton Foreign Fund, Class R6 ...................................... 388,624 2,463,877
23,007,418
Foreign Fixed Income 1.0%
a
Franklin Liberty International Aggregate Bond ETF .......................... 47,537 1,100,006
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$104,350,208) ...............................................................
107,604,885
a a a a
Short Term Investments 1.5%
a
Money Market Funds 1.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 1,554,512 1,554,512
Total Money Market Funds (Cost $1,554,512) ...................................
1,554,512

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
s
h
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 1.411%, 7/01/22 (Maturity Value $49,576)
BNP Paribas Securities Corp. (Maturity Value $27,134)
Deutsche Bank Securities, Inc. (Maturity Value $1,413)
HSBC Securities (USA), Inc. (Maturity Value $21,029)
Collateralized by U.S. Government Agency Securities, 2% - 6%, 12/28/37 - 12/20/51;
U.S. Government Agency Strips, 7/15/23; and U.S. Treasury Notes, 0.25% - 0.75%,
7/31/25 - 3/31/26 (valued at $50,581) ................................... $ 49,574 $ 49,574
Total Repurchase Agreements (Cost $49,574) ...................................
49,574
Total Short Term Investments (Cost $1,604,086 ) .................................
1,604,086
a
Total Investments (Cost $105,954,294) 100.1% ..................................
$109,208,971
Other Assets, less Liabilities (0.1)% ...........................................
(28,934)
Net Assets 100.0% ...........................................................
$109,180,037
See Abbreviations on page 166 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2040 Retirement Target Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
90
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.42 $15.30 $13.76 $11.61 $13.03 $11.20
Income from investment operations
a
:
Net investment income
b,c
............ 0.05 0.24 0.18 0.22 0.27 0.18
Net realized and unrealized gains (losses) (2.75) 2.19 1.82 2.25 (1.17) 1.88
Total from investment operations ........ (2.70) 2.43 2.00 2.47 (0.90) 2.06
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.05) (0.43) (0.23) (0.18) (0.30) (0.23)
Net realized gains ................. (0.35) (2.88) (0.23) (0.14) (0.22) —
Total distributions ................... (0.40) (3.31) (0.46) (0.32) (0.52) (0.23)
Net asset value, end of period .......... $11.32 $14.42 $15.30 $13.76 $11.61 $13.03
Total return
d
....................... (18.76)% 15.99% 15.04% 21.50% (7.00)% 18.50%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.10% 1.11% 1.11% 1.18% 1.14% 1.26%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.49% 0.46% 0.43%
g
0.34%
g
0.30%
g
0.30%
Net investment income
c
............... 0.71% 1.43% 1.30% 1.67% 2.03% 1.55%
Supplemental data
Net assets, end of period (000’s) ........ $30,181 $35,193 $24,809 $19,322 $15,921 $14,001
Portfolio turnover rate ................ 20.51% 86.92% 37.54% 90.08% 41.77% 39.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
91
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.10 $15.02 $13.52 $11.42 $12.83 $11.05
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (—)
d
0.10 0.07 0.12 0.16 0.11
Net realized and unrealized gains (losses) (2.69) 2.18 1.79 2.21 (1.14) 1.83
Total from investment operations ........ (2.69) 2.28 1.86 2.33 (0.98) 1.94
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.01) (0.32) (0.13) (0.09) (0.21) (0.16)
Net realized gains ................. (0.35) (2.88) (0.23) (0.14) (0.22) —
Total distributions ................... (0.36) (3.20) (0.36) (0.23) (0.43) (0.16)
Net asset value, end of period .......... $11.05 $14.10 $15.02 $13.52 $11.42 $12.83
Total return
e
....................... (19.11)% 15.25% 14.15% 20.56% (7.71)% 17.63%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.85% 1.85% 1.86% 1.93% 1.89% 2.01%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.24% 1.21% 1.18%
h
1.09%
h
1.05%
h
1.05%
Net investment income (loss)
c
.......... (0.04)% 0.62% 0.55% 0.92% 1.28% 0.80%
Supplemental data
Net assets, end of period (000’s) ........ $6,452 $7,989 $6,867 $5,630 $4,286 $4,015
Portfolio turnover rate ................ 20.51% 86.92% 37.54% 90.08% 41.77% 39.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
92
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.41 $15.28 $13.74 $11.60 $13.02 $11.17
Income from investment operations
a
:
Net investment income
b,c
............ 0.03 0.18 0.14 0.18 0.22 0.13
Net realized and unrealized gains (losses) (2.75) 2.21 1.82 2.25 (1.16) 1.91
Total from investment operations ........ (2.72) 2.39 1.96 2.43 (0.94) 2.04
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.02) (0.38) (0.19) (0.15) (0.26) (0.19)
Net realized gains ................. (0.35) (2.88) (0.23) (0.14) (0.22) —
Total distributions ................... (0.37) (3.26) (0.42) (0.29) (0.48) (0.19)
Net asset value, end of period .......... $11.32 $14.41 $15.28 $13.74 $11.60 $13.02
Total return
d
....................... (18.89)% 15.78% 14.74% 21.13% (7.27)% 18.31%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.35% 1.35% 1.36% 1.43% 1.39% 1.51%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.73% 0.71% 0.68%
g
0.59%
g
0.55%
g
0.55%
Net investment income
c
............... 0.45% 1.09% 1.02% 1.42% 1.78% 1.30%
Supplemental data
Net assets, end of period (000’s) ........ $1,022 $1,806 $1,540 $1,528 $1,273 $1,519
Portfolio turnover rate ................ 20.51% 86.92% 37.54% 90.08% 41.77% 39.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
93
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.54 $15.40 $13.85 $11.69 $13.11 $11.26
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.17 0.21 0.25 0.30 0.23
Net realized and unrealized gains (losses) (2.77) 2.33 1.84 2.27 (1.16) 1.89
Total from investment operations ........ (2.70) 2.50 2.05 2.52 (0.86) 2.12
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.07) (0.48) (0.27) (0.22) (0.34) (0.27)
Net realized gains ................. (0.35) (2.88) (0.23) (0.14) (0.22) —
Total distributions ................... (0.42) (3.36) (0.50) (0.36) (0.56) (0.27)
Net asset value, end of period .......... $11.42 $14.54 $15.40 $13.85 $11.69 $13.11
Total return
d
....................... (18.68)% 16.42% 15.35% 21.89% (6.77)% 18.92%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.56% 0.49% 0.55% 0.58% 0.58% 0.61%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.19% 0.14% 0.13%
g
0.04%
g
—%
g
—%
Net investment income
c
............... 1.00% 1.01% 1.58% 1.97% 2.33% 1.85%
Supplemental data
Net assets, end of period (000’s) ........ $257 $310 $25,450 $22,250 $18,247 $17,521
Portfolio turnover rate ................ 20.51% 86.92% 37.54% 90.08% 41.77% 39.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.52 $15.37 $13.82 $11.67 $13.10 $11.25
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.29 0.22 0.33 0.27 0.22
Net realized and unrealized gains (losses) (2.77) 2.21 1.82 2.18 (1.15) 1.89
Total from investment operations ........ (2.71) 2.50 2.04 2.51 (0.88) 2.11
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.47) (0.26) (0.22) (0.33) (0.26)
Net realized gains ................. (0.35) (2.88) (0.23) (0.14) (0.22) —
Total distributions ................... (0.41) (3.35) (0.49) (0.36) (0.55) (0.26)
Net asset value, end of period .......... $11.40 $14.52 $15.37 $13.82 $11.67 $13.10
Total return
d
....................... (18.67)% 16.40% 15.33% 21.68% (6.82)% 18.88%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.86% 0.86% 0.86% 0.93% 0.89% 1.01%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.24% 0.22% 0.18%
g
0.09%
g
0.05%
g
0.05%
Net investment income
c
............... 0.96% 1.75% 1.60% 1.92% 2.28% 1.80%
Supplemental data
Net assets, end of period (000’s) ........ $1,186 $937 $506 $146 $165 $155
Portfolio turnover rate ................ 20.51% 86.92% 37.54% 90.08% 41.77% 39.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2022
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.4%
Alternative Strategies 1.0%
a
Franklin Liberty Systematic Style Premia ETF .............................. 18,162 $ 391,391
Domestic Equity 59.7%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 68,029 2,299,394
a
Franklin Growth Fund, Class R6 ........................................ 48,431 5,383,619
a
Franklin LibertyQ U.S. Equity ETF ....................................... 114,367 4,434,009
a
Franklin U.S. Core Equity (IU) Fund ..................................... 828,831 10,086,877
Vanguard S&P 500 ETF .............................................. 3,302 1,145,398
23,349,297
Domestic Fixed Income 14.2%
a
Franklin Liberty High Yield Corporate ETF ................................. 14,548 320,201
a
Franklin Liberty Investment Grade Corporate ETF ........................... 14,828 321,175
a
Franklin Liberty U.S. Core Bond ETF ..................................... 94,702 2,096,229
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 19,746 430,660
iShares Floating Rate Bond ETF ........................................ 5,325 265,824
Schwab U.S. TIPS ETF ............................................... 7,656 427,205
a
Western Asset Core Plus Bond Fund, Class IS ............................. 120,107 1,186,661
a
Western Asset Short-Term Bond Fund, Class IS ............................ 142,557 521,758
5,569,713
Foreign Equity 23.5%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 169,637 1,587,799
a
Franklin International Core Equity (IU) Fund ............................... 426,978 4,184,384
a
Franklin International Growth Fund, Class R6 .............................. 46,363 660,207
iShares Core MSCI EAFE ETF ......................................... 11,234 661,121
a
Templeton Developing Markets Trust, Class R6 ............................. 63,196 1,094,560
a
Templeton Foreign Fund, Class R6 ...................................... 155,982 988,928
9,176,999
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$36,807,145) ................................................................
38,487,400
a a a a
Short Term Investments 2.1%
a
Money Market Funds 2.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 809,670 809,670
Total Money Market Funds (Cost $809,670) .....................................
809,670
Total Short Term Investments (Cost $809,670 ) ..................................
809,670
a
Total Investments (Cost $37,616,815) 100.5% ...................................
$39,297,070
Other Assets, less Liabilities (0.5)% ...........................................
(199,057)
Net Assets 100.0% ...........................................................
$39,098,013
See Abbreviations on page 166 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2045 Retirement Target Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
96
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.19 $15.80 $14.27 $12.04 $13.78 $11.86
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.23 0.17 0.21 0.27 0.20
Net realized and unrealized gains (losses) (3.01) 2.45 1.98 2.45 (1.26) 2.01
Total from investment operations ........ (2.97) 2.68 2.15 2.66 (0.99) 2.21
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.03) (0.45) (0.19) (0.21) (0.27) (0.29)
Net realized gains ................. (0.41) (2.84) (0.43) (0.22) (0.48) —
Total distributions ................... (0.44) (3.29) (0.62) (0.43) (0.75) (0.29)
Net asset value, end of period .......... $11.78 $15.19 $15.80 $14.27 $12.04 $13.78
Total return
d
....................... (19.55)% 17.06% 15.76% 22.33% (7.42)% 18.72%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.92% 0.91% 0.94% 0.98% 0.93% 1.01%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.49% 0.46% 0.43%
g
0.34%
g
0.30%
g
0.30%
Net investment income
c
............... 0.57% 1.32% 1.22% 1.57% 1.91% 1.53%
Supplemental data
Net assets, end of period (000’s) ........ $59,835 $72,764 $59,801 $51,412 $44,978 $46,783
Portfolio turnover rate ................ 17.79% 70.40% 36.61% 86.25% 43.20% 31.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
97
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.61 $15.33 $13.88 $11.72 $13.44 $11.57
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.01) 0.08 0.06 0.11 0.15 0.10
Net realized and unrealized gains (losses) (2.88) 2.38 1.94 2.38 (1.22) 1.96
Total from investment operations ........ (2.89) 2.46 2.00 2.49 (1.07) 2.06
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.01) (0.34) (0.12) (0.11) (0.17) (0.19)
Net realized gains ................. (0.41) (2.84) (0.43) (0.22) (0.48) —
Total distributions ................... (0.42) (3.18) (0.55) (0.33) (0.65) (0.19)
Net asset value, end of period .......... $11.30 $14.61 $15.33 $13.88 $11.72 $13.44
Total return
d
....................... (19.79)% 16.10% 15.00% 21.35% (8.07)% 17.92%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.67% 1.66% 1.68% 1.73% 1.67% 1.75%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.24% 1.21% 1.17%
g
1.09%
g
1.04%
g
1.04%
Net investment income (loss)
c
.......... (0.20)% 0.48% 0.46% 0.82% 1.17% 0.79%
Supplemental data
Net assets, end of period (000’s) ........ $10,240 $13,509 $14,502 $13,333 $11,738 $13,190
Portfolio turnover rate ................ 17.79% 70.40% 36.61% 86.25% 43.20% 31.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.11 $15.74 $14.20 $11.98 $13.72 $11.81
Income from investment operations
a
:
Net investment income
b,c
............ 0.02 0.19 0.11 0.17 0.23 0.17
Net realized and unrealized gains (losses) (2.99) 2.43 2.01 2.45 (1.25) 2.00
Total from investment operations ........ (2.97) 2.62 2.12 2.62 (1.02) 2.17
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.02) (0.41) (0.15) (0.18) (0.24) (0.26)
Net realized gains ................. (0.41) (2.84) (0.43) (0.22) (0.48) —
Total distributions ................... (0.43) (3.25) (0.58) (0.40) (0.72) (0.26)
Net asset value, end of period .......... $11.71 $15.11 $15.74 $14.20 $11.98 $13.72
Total return
d
....................... (19.63)% 16.73% 15.55% 21.95% (7.61)% 18.43%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.17% 1.16% 1.18% 1.22% 1.17% 1.26%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.74% 0.71% 0.67%
g
0.58%
g
0.54%
g
0.55%
Net investment income
c
............... 0.29% 1.08% 0.80% 1.33% 1.67% 1.28%
Supplemental data
Net assets, end of period (000’s) ........ $2,520 $3,348 $2,620 $4,838 $5,146 $5,464
Portfolio turnover rate ................ 17.79% 70.40% 36.61% 86.25% 43.20% 31.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
99
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.34 $15.93 $14.38 $12.12 $13.88 $11.94
Income from investment operations
a
:
Net investment income
b,c
............ 0.05 0.15 0.21 0.27 0.30 0.25
Net realized and unrealized gains (losses) (2.95) 2.60 2.01 2.46 (1.27) 2.02
Total from investment operations ........ (2.90) 2.75 2.22 2.73 (0.97) 2.27
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.04) (0.50) (0.24) (0.25) (0.31) (0.33)
Net realized gains ................. (0.41) (2.84) (0.43) (0.22) (0.48) —
Total distributions ................... (0.45) (3.34) (0.67) (0.47) (0.79) (0.33)
Capital contributions ................. 0.32 — — — — —
Net asset value, end of period .......... $12.31 $15.34 $15.93 $14.38 $12.12 $13.88
Total return
d
....................... (16.73)%
e
17.37% 16.11% 22.69% (7.16)% 19.10%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.45% 0.41% 0.44% 0.46% 0.46% 0.43%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.19% 0.14% 0.13%
h
0.04%
h
—%
h
—%
Net investment income
c
............... 0.68% 0.87% 1.52% 1.87% 2.21% 1.83%
Supplemental data
Net assets, end of period (000’s) ........ $4 $4 $23,504 $20,022 $12,681 $13,787
Portfolio turnover rate ................ 17.79% 70.40% 36.61% 86.25% 43.20% 31.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been -18.88%. See Note 2.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.34 $15.93 $14.38 $12.13 $13.88 $11.94
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.28 0.21 0.25 0.31 0.23
Net realized and unrealized gains (losses) (3.04) 2.46 2.00 2.46 (1.28) 2.03
Total from investment operations ........ (2.98) 2.74 2.21 2.71 (0.97) 2.26
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.04) (0.49) (0.23) (0.24) (0.30) (0.32)
Net realized gains ................. (0.41) (2.84) (0.43) (0.22) (0.48) —
Total distributions ................... (0.45) (3.33) (0.66) (0.46) (0.78) (0.32)
Net asset value, end of period .......... $11.91 $15.34 $15.93 $14.38 $12.13 $13.88
Total return
d
....................... (19.43)% 17.32% 16.06% 22.53% (7.13)% 19.04%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.67% 0.67% 0.69% 0.73% 0.68% 0.76%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.24% 0.22% 0.18%
g
0.09%
g
0.05%
g
0.05%
Net investment income
c
............... 0.82% 1.63% 1.49% 1.82% 2.16% 1.78%
Supplemental data
Net assets, end of period (000’s) ........ $1,292 $1,584 $1,089 $819 $639 $602
Portfolio turnover rate ................ 17.79% 70.40% 36.61% 86.25% 43.20% 31.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2022
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
101
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.6%
Alternative Strategies 1.0%
a
Franklin Liberty Systematic Style Premia ETF .............................. 34,384 $ 740,975
Domestic Equity 65.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 140,037 4,733,265
a
Franklin Growth Fund, Class R6 ........................................ 100,403 11,160,742
a
Franklin LibertyQ U.S. Equity ETF ....................................... 207,017 8,026,049
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,783,266 21,702,344
Vanguard S&P 500 ETF .............................................. 6,867 2,382,025
48,004,425
Domestic Fixed Income 6.9%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 108,061 2,391,930
a
Western Asset Core Plus Bond Fund, Class IS ............................. 242,341 2,394,325
a
Western Asset Short-Term Bond Fund, Class IS ............................ 102,128 373,787
5,160,042
Foreign Equity 25.7%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 351,690 3,291,821
a
Franklin International Core Equity (IU) Fund ............................... 889,422 8,716,335
a
Franklin International Growth Fund, Class R6 .............................. 94,346 1,343,484
iShares Core MSCI EAFE ETF ......................................... 22,752 1,338,955
a
Templeton Developing Markets Trust, Class R6 ............................. 129,462 2,242,287
a
Templeton Foreign Fund, Class R6 ...................................... 323,485 2,050,896
18,983,778
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$68,434,605) ................................................................
72,889,220
a a a a
Short Term Investments 1.4%
a
Money Market Funds 1.3%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 944,148 944,148
Total Money Market Funds (Cost $944,148) .....................................
944,148
Principal
Amount
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 1.411%, 7/01/22 (Maturity Value $55,703)
BNP Paribas Securities Corp. (Maturity Value $30,487)
Deutsche Bank Securities, Inc. (Maturity Value $1,588)
HSBC Securities (USA), Inc. (Maturity Value $23,628)
Collateralized by U.S. Government Agency Securities, 2% - 6%, 12/28/37 - 12/20/51;
U.S. Government Agency Strips, 7/15/23; and U.S. Treasury Notes, 0.25% - 0.75%,
7/31/25 - 3/31/26 (valued at $56,832) ................................... $ 55,700 55,700
Total Repurchase Agreements (Cost $55,700) ...................................
55,700
Total Short Term Investments (Cost $999,848 ) ..................................
999,848
a
Total Investments (Cost $69,434,453) 100.0% ...................................
$73,889,068
Other Assets, less Liabilities 0.0%
†
............................................
1,719
Net Assets 100.0% ...........................................................
$73,890,787

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
102
See Abbreviations on page 166 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
103
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.60 $15.76 $14.01 $11.74 $13.19 $11.29
Income from investment operations
a
:
Net investment income
b,c
............ 0.03 0.24 0.17 0.19 0.27 0.20
Net realized and unrealized gains (losses) (2.90) 2.51 2.03 2.37 (1.23) 1.93
Total from investment operations ........ (2.87) 2.75 2.20 2.56 (0.96) 2.13
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.03) (0.43) (0.22) (0.16) (0.30) (0.23)
Net realized gains ................. (0.40) (3.48) (0.23) (0.13) (0.19) —
Total distributions ................... (0.43) (3.91) (0.45) (0.29) (0.49) (0.23)
Net asset value, end of period .......... $11.30 $14.60 $15.76 $14.01 $11.74 $13.19
Total return
d
....................... (19.67)% 17.58% 16.22% 22.00% (7.40)% 18.96%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.31% 1.28% 1.28% 1.35% 1.30% 1.53%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.48% 0.45% 0.42%
g
0.34%
g
0.30%
g
0.30%
Net investment income
c
............... 0.51% 1.42% 1.23% 1.55% 1.98% 1.62%
Supplemental data
Net assets, end of period (000’s) ........ $23,221 $30,413 $20,709 $16,729 $16,856 $13,823
Portfolio turnover rate ................ 30.23% 85.61% 35.30% 94.67% 43.18% 35.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
104
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.40 $15.61 $13.91 $11.66 $13.11 $11.24
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.02) 0.10 0.07 0.11 0.16 0.11
Net realized and unrealized gains (losses) (2.85) 2.49 2.00 2.34 (1.22) 1.91
Total from investment operations ........ (2.87) 2.59 2.07 2.45 (1.06) 2.02
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.01) (0.32) (0.14) (0.07) (0.20) (0.15)
Net realized gains ................. (0.40) (3.48) (0.23) (0.13) (0.19) —
Total distributions ................... (0.41) (3.80) (0.37) (0.20) (0.39) (0.15)
Net asset value, end of period .......... $11.12 $14.40 $15.61 $13.91 $11.66 $13.11
Total return
d
....................... (19.98)% 16.66% 15.35% 21.13% (8.12)% 18.03%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 2.06% 2.02% 2.03% 2.10% 2.05% 2.28%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.23% 1.20% 1.17%
g
1.09%
g
1.05%
g
1.05%
Net investment income (loss)
c
.......... (0.24)% 0.57% 0.48% 0.80% 1.23% 0.87%
Supplemental data
Net assets, end of period (000’s) ........ $6,271 $8,038 $7,014 $5,658 $4,167 $3,797
Portfolio turnover rate ................ 30.23% 85.61% 35.30% 94.67% 43.18% 35.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
105
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.61 $15.76 $14.01 $11.74 $13.19 $11.29
Income from investment operations
a
:
Net investment income
b,c
............ 0.01 0.17 0.13 0.17 0.23 0.16
Net realized and unrealized gains (losses) (2.89) 2.54 2.03 2.36 (1.22) 1.94
Total from investment operations ........ (2.88) 2.71 2.16 2.53 (0.99) 2.10
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.02) (0.38) (0.18) (0.13) (0.27) (0.20)
Net realized gains ................. (0.40) (3.48) (0.23) (0.13) (0.19) —
Total distributions ................... (0.42) (3.86) (0.41) (0.26) (0.46) (0.20)
Net asset value, end of period .......... $11.31 $14.61 $15.76 $14.01 $11.74 $13.19
Total return
d
....................... (19.74)% 17.23% 15.92% 21.72% (7.62)% 18.67%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.56% 1.51% 1.53% 1.60% 1.55% 1.78%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.73% 0.70% 0.67%
g
0.59%
g
0.55%
g
0.55%
Net investment income
c
............... 0.22% 0.97% 0.91% 1.30% 1.73% 1.37%
Supplemental data
Net assets, end of period (000’s) ........ $1,701 $1,857 $2,468 $2,364 $1,814 $1,608
Portfolio turnover rate ................ 30.23% 85.61% 35.30% 94.67% 43.18% 35.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
106
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.72 $15.87 $14.10 $11.80 $13.26 $11.34
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.14 0.21 0.26 0.29 0.24
Net realized and unrealized gains (losses) (2.96) 2.68 2.05 2.37 (1.23) 1.94
Total from investment operations ........ (2.88) 2.82 2.26 2.63 (0.94) 2.18
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.05) (0.49) (0.26) (0.20) (0.33) (0.26)
Net realized gains ................. (0.40) (3.48) (0.23) (0.13) (0.19) —
Total distributions ................... (0.45) (3.97) (0.49) (0.33) (0.52) (0.26)
Capital contributions ................. 0.01 — — — — —
Net asset value, end of period .......... $11.40 $14.72 $15.87 $14.10 $11.80 $13.26
Total return
d
....................... (19.52)%
e
17.84% 16.59% 22.50% (7.18)% 19.36%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.71% 0.51% 0.59% 0.62% 0.65% 0.69%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.18% 0.14% 0.12%
h
0.04%
h
—%
h
—%
Net investment income
c
............... 1.19% 0.85% 1.54% 1.85% 2.28% 1.92%
Supplemental data
Net assets, end of period (000’s) ........ $4 $2 $22,839 $17,560 $11,800 $12,099
Portfolio turnover rate ................ 30.23% 85.61% 35.30% 94.67% 43.18% 35.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been -19.59%. See Note 2.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
107
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.72 $15.87 $14.10 $11.80 $13.26 $11.35
Income from investment operations
a
:
Net investment income
b,c
............ 0.05 0.28 0.20 0.24 0.28 0.23
Net realized and unrealized gains (losses) (2.92) 2.53 2.05 2.38 (1.22) 1.94
Total from investment operations ........ (2.87) 2.81 2.25 2.62 (0.94) 2.17
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.05) (0.48) (0.25) (0.19) (0.33) (0.26)
Net realized gains ................. (0.40) (3.48) (0.23) (0.13) (0.19) —
Total distributions ................... (0.45) (3.96) (0.48) (0.32) (0.52) (0.26)
Net asset value, end of period .......... $11.40 $14.72 $15.87 $14.10 $11.80 $13.26
Total return
d
....................... (19.54)% 17.77% 16.54% 22.44% (7.23)% 19.20%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.06% 1.03% 1.03% 1.10% 1.05% 1.28%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.23% 0.20% 0.18%
g
0.09%
g
0.05%
g
0.05%
Net investment income
c
............... 0.84% 1.62% 1.45% 1.80% 2.23% 1.87%
Supplemental data
Net assets, end of period (000’s) ........ $939 $942 $720 $617 $468 $512
Portfolio turnover rate ................ 30.23% 85.61% 35.30% 94.67% 43.18% 35.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2022
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
108
See Abbreviations on page 166 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Alternative Strategies 1.0%
a
Franklin Liberty Systematic Style Premia ETF .............................. 14,963 $ 322,453
Domestic Equity 68.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 64,074 2,165,692
a
Franklin Growth Fund, Class R6 ........................................ 45,755 5,086,098
a
Franklin LibertyQ U.S. Equity ETF ....................................... 119,122 4,618,360
a
Franklin U.S. Core Equity (IU) Fund ..................................... 735,545 8,951,581
Vanguard S&P 500 ETF .............................................. 3,149 1,092,325
21,914,056
Domestic Fixed Income 2.5%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 14,675 324,831
a
Western Asset Core Plus Bond Fund, Class IS ............................. 33,101 327,036
a
Western Asset Short-Term Bond Fund, Class IS ............................ 44,445 162,670
814,537
Foreign Equity 27.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 160,730 1,504,437
a
Franklin International Core Equity (IU) Fund ............................... 405,079 3,969,770
a
Franklin International Growth Fund, Class R6 .............................. 43,010 612,464
iShares Core MSCI EAFE ETF ......................................... 10,334 608,156
a
Templeton Developing Markets Trust, Class R6 ............................. 59,449 1,029,656
a
Templeton Foreign Fund, Class R6 ...................................... 147,474 934,986
8,659,469
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$29,815,349) ................................................................
31,710,515
a a a a
Short Term Investments 1.7%
a
Money Market Funds 1.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 548,463 548,463
Total Money Market Funds (Cost $548,463) .....................................
548,463
Total Short Term Investments (Cost $548,463 ) ..................................
548,463
a
Total Investments (Cost $30,363,812) 100.4% ...................................
$32,258,978
Other Assets, less Liabilities (0.4)% ...........................................
(122,003)
Net Assets 100.0% ...........................................................
$32,136,975
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
109
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.21 $13.41 $11.86 $9.88 $11.05 $9.47
Income from investment operations
a
:
Net investment income
b,c
............ 0.03 0.20 0.15 0.18 0.23 0.18
Net realized and unrealized gains (losses) (2.64) 2.12 1.69 2.02 (1.03) 1.62
Total from investment operations ........ (2.61) 2.32 1.84 2.20 (0.80) 1.80
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.02) (0.40) (0.19) (0.12) (0.20) (0.19)
Net realized gains ................. (0.33) (2.12) (0.10) (0.10) (0.17) (0.03)
Total distributions ................... (0.35) (2.52) (0.29) (0.22) (0.37) (0.22)
Net asset value, end of period .......... $10.25 $13.21 $13.41 $11.86 $9.88 $11.05
Total return
d
....................... (19.73)% 17.34% 15.95% 22.39% (7.37)% 19.06%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 2.05% 1.79% 2.03% 2.50% 2.51% 3.18%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.48%
g
0.46%
g
0.43%
g
0.34% 0.30%
g
0.30%
Net investment income
c
............... 0.54% 1.38% 1.27% 1.65% 2.01% 1.75%
Supplemental data
Net assets, end of period (000’s) ........ $15,808 $17,727 $12,408 $8,254 $6,104 $4,684
Portfolio turnover rate ................ 19.28% 87.74% 32.75% 90.64% 42.85% 31.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
110
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.92 $13.18 $11.69 $9.75 $10.92 $9.39
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.01) 0.09 0.06 0.09 0.15 0.12
Net realized and unrealized gains (losses) (2.58) 2.08 1.66 1.99 (1.02) 1.58
Total from investment operations ........ (2.59) 2.17 1.72 2.08 (0.87) 1.70
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (—)
d
(0.31) (0.13) (0.04) (0.13) (0.14)
Net realized gains ................. (0.33) (2.12) (0.10) (0.10) (0.17) (0.03)
Total distributions ................... (0.33) (2.43) (0.23) (0.14) (0.30) (0.17)
Net asset value, end of period .......... $10.00 $12.92 $13.18 $11.69 $9.75 $10.92
Total return
e
....................... (20.01)% 16.49% 15.07% 21.45% (8.04)% 18.10%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 2.79% 2.54% 2.78% 3.25% 3.26% 3.93%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.23%
h
1.21%
h
1.18%
h
1.09% 1.05%
h
1.05%
Net investment income (loss)
c
.......... (0.21)% 0.60% 0.51% 0.90% 1.26% 1.00%
Supplemental data
Net assets, end of period (000’s) ........ $5,358 $6,236 $5,083 $3,563 $2,338 $1,428
Portfolio turnover rate ................ 19.28% 87.74% 32.75% 90.64% 42.85% 31.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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111
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.15 $13.36 $11.82 $9.85 $11.01 $9.44
Income from investment operations
a
:
Net investment income
b,c
............ 0.02 0.17 0.11 0.15 0.19 0.13
Net realized and unrealized gains (losses) (2.63) 2.10 1.69 2.01 (1.01) 1.63
Total from investment operations ........ (2.61) 2.27 1.80 2.16 (0.82) 1.76
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.02) (0.36) (0.16) (0.09) (0.17) (0.16)
Net realized gains ................. (0.33) (2.12) (0.10) (0.10) (0.17) (0.03)
Total distributions ................... (0.35) (2.48) (0.26) (0.19) (0.34) (0.19)
Net asset value, end of period .......... $10.19 $13.15 $13.36 $11.82 $9.85 $11.01
Total return
d
....................... (19.87)% 17.07% 15.61% 22.08% (7.53)% 18.69%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 2.30% 2.04% 2.29% 2.75% 2.76% 3.43%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.73%
g
0.71%
g
0.67%
g
0.59% 0.55%
g
0.55%
Net investment income
c
............... 0.29% 1.16% 0.95% 1.40% 1.76% 1.50%
Supplemental data
Net assets, end of period (000’s) ........ $851 $936 $580 $539 $425 $354
Portfolio turnover rate ................ 19.28% 87.74% 32.75% 90.64% 42.85% 31.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
112
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.24 $13.43 $11.87 $9.89 $11.06 $9.48
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.13 0.18 0.22 0.24 0.22
Net realized and unrealized gains (losses) (2.60) 2.24 1.70 2.01 (1.01) 1.61
Total from investment operations ........ (2.56) 2.37 1.88 2.23 (0.77) 1.83
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.03) (0.44) (0.22) (0.15) (0.23) (0.22)
Net realized gains ................. (0.33) (2.12) (0.10) (0.10) (0.17) (0.03)
Total distributions ................... (0.36) (2.56) (0.32) (0.25) (0.40) (0.25)
Capital contributions ................. 0.15 — — — — —
Net asset value, end of period .......... $10.47 $13.24 $13.43 $11.87 $9.89 $11.06
Total return
d
....................... (18.14)%
e
17.72% 16.34% 22.72% (7.12)% 19.32%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.07% 0.67% 0.87% 1.18% 1.35% 1.85%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.18%
h
0.12%
h
0.13%
h
0.04% —%
h
—%
Net investment income
c
............... 0.66% 0.87% 1.57% 1.95% 2.31% 2.05%
Supplemental data
Net assets, end of period (000’s) ........ $4 $8 $12,017 $7,296 $3,573 $3,184
Portfolio turnover rate ................ 19.28% 87.74% 32.75% 90.64% 42.85% 31.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been -19.29%. See Note 2.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
113
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.22 $13.42 $11.87 $9.90 $11.06 $9.48
Income from investment operations
a
:
Net investment income
b,c
............ 0.05 0.24 0.21 0.23 0.25 0.20
Net realized and unrealized gains (losses) (2.64) 2.11 1.66 1.99 (1.02) 1.62
Total from investment operations ........ (2.59) 2.35 1.87 2.22 (0.77) 1.82
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.03) (0.43) (0.22) (0.15) (0.22) (0.21)
Net realized gains ................. (0.33) (2.12) (0.10) (0.10) (0.17) (0.03)
Total distributions ................... (0.36) (2.55) (0.32) (0.25) (0.39) (0.24)
Net asset value, end of period .......... $10.27 $13.22 $13.42 $11.87 $9.90 $11.06
Total return
d
....................... (19.58)% 17.60% 16.19% 22.67% (7.16)% 19.27%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.80% 1.54% 1.77% 2.25% 2.26% 2.93%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.23%
g
0.21%
g
0.19%
g
0.09% 0.05%
g
0.05%
Net investment income
c
............... 0.78% 1.61% 1.74% 1.90% 2.26% 2.00%
Supplemental data
Net assets, end of period (000’s) ........ $427 $505 $378 $134 $46 $32
Portfolio turnover rate ................ 19.28% 87.74% 32.75% 90.64% 42.85% 31.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2022
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
114
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.5%
Alternative Strategies 1.0%
a
Franklin Liberty Systematic Style Premia ETF .............................. 10,438 $ 224,939
Domestic Equity 68.1%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 44,730 1,511,867
a
Franklin Growth Fund, Class R6 ........................................ 32,053 3,562,966
a
Franklin LibertyQ U.S. Equity ETF ....................................... 91,724 3,556,140
a
Franklin U.S. Core Equity (IU) Fund ..................................... 483,546 5,884,755
Vanguard S&P 500 ETF .............................................. 2,231 773,889
15,289,617
Domestic Fixed Income 2.5%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 10,246 226,795
a
Western Asset Core Plus Bond Fund, C lass IS ............................. 23,093 228,154
a
Western Asset Short-Term Bond Fund, Class IS ............................ 31,007 113,484
568,433
Foreign Equity 26.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 111,501 1,043,653
a
Franklin International Core Equity (IU) Fund ............................... 280,959 2,753,396
a
Franklin International Growth Fund, Class R6 .............................. 30,139 429,179
iShares Core MSCI EAFE ETF ......................................... 7,180 422,543
a
Templeton Developing Markets Trust, Class R6 ............................. 41,616 720,791
a
Templeton Foreign Fund, Class R6 ...................................... 103,298 654,912
6,024,474
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$21,557,087) ................................................................
22,107,463
a a a a
Short Term Investments 1.8%
a
Money Market Funds 1.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 394,447 394,447
Total Money Market Funds (Cost $394,447) .....................................
394,447
Total Short Term Investments (Cost $394,447 ) ..................................
394,447
a
Total Investments (Cost $21,951,534) 100.3% ...................................
$22,501,910
Other Assets, less Liabilities (0.3)% ...........................................
(53,706)
Net Assets 100.0% ...........................................................
$22,448,204
See Abbreviations on page 166 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

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Franklin LifeSmart™ 2060 Retirement Target Fund
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115
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended
December 31,
2021
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $11.26 $10.00
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.04 0.27
Net realized and unrealized gains (losses) ................................................ (2.28) 1.58
Total from investment operations ......................................................... (2.24) 1.85
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds . (0.03) (0.32)
Net realized gains .................................................................. (0.18) (0.27)
Total distributions .................................................................... (0.21) (0.59)
Net asset value, end of period ........................................................... $8.81 $11.26
Total return
e
........................................................................ (19.88)% 18.52%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.......................................... 10.71% 13.83%
Expenses net of waiver and payments by affiliates
g
........................................... 0.38% 0.21%
Net investment income
d
................................................................ 0.84% 2.34%
Supplemental data
Net assets, end of period (000’s) ......................................................... $1,101 $325
Portfolio turnover rate ................................................................. 25.70% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.

Franklin Fund Allocator Series
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Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
116
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended
December 31,
2021
a
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.02 0.28
Net realized and unrealized gains (losses) ................................................ (2.27) 1.56
Total from investment operations ......................................................... (2.25) 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds . (0.02) (0.32)
Net realized gains .................................................................. (0.18) (0.27)
Total distributions .................................................................... (0.20) (0.59)
Net asset value, end of period ........................................................... $8.80 $11.25
Total return
e
........................................................................ (20.01)% 18.43%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.......................................... 12.70% 14.00%
Expenses net of waiver and payments by affiliates
g
........................................... 0.86% 0.21%
Net investment income
d
................................................................ 0.32% 2.49%
Supplemental data
Net assets, end of period (000’s) ......................................................... $130 $68
Portfolio turnover rate ................................................................. 25.70% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
117
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended
December 31,
2021
a
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.03 0.23
Net realized and unrealized gains (losses) ................................................ (2.27) 1.61
Total from investment operations ......................................................... (2.24) 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds . (0.02) (0.32)
Net realized gains .................................................................. (0.18) (0.27)
Total distributions .................................................................... (0.20) (0.59)
Net asset value, end of period ........................................................... $8.81 $11.25
Total return
e
........................................................................ (19.86)% 18.42%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.......................................... 9.32% 12.86%
Expenses net of waiver and payments by affiliates
g
........................................... 0.47% 0.21%
Net investment income
d
................................................................ 0.53% 2.02%
Supplemental data
Net assets, end of period (000’s) ......................................................... $30 $37
Portfolio turnover rate ................................................................. 25.70% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
118
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended
December 31,
2021
a
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $11.26 $10.00
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.04 0.16
Net realized and unrealized gains (losses) ................................................ (2.26) 1.69
Total from investment operations ......................................................... (2.22) 1.85
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds . (0.04) (0.32)
Net realized gains .................................................................. (0.18) (0.27)
Total distributions .................................................................... (0.22) (0.59)
Capital contributions .................................................................. —
e
—
Net asset value, end of period ........................................................... $8.82 $11.26
Total return
f
......................................................................... (19.73)%
g
18.56%
Ratios to average net assets
h
Expenses before waiver and payments by affiliates
i
........................................... 8.32% 13.90%
Expenses net of waiver and payments by affiliates
i
........................................... 0.13% 0.15%
Net investment income
d
................................................................ 0.86% 1.38%
Supplemental data
Net assets, end of period (000’s) ......................................................... $9 $11
Portfolio turnover rate ................................................................. 25.70% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged. See Note 2.
h
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
i
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
119
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended
December 31,
2021
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.04 0.20
Net realized and unrealized gains (losses) ................................................ (2.27) 1.64
Total from investment operations ......................................................... (2.23) 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds . (0.03) (0.32)
Net realized gains .................................................................. (0.18) (0.27)
Total distributions .................................................................... (0.21) (0.59)
Net asset value, end of period ........................................................... $8.81 $11.25
Total return
e
........................................................................ (19.76)% 18.41%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.......................................... 8.97% 14.59%
Expenses net of waiver and payments by affiliates
g
........................................... 0.23% 0.20%
Net investment income
d
................................................................ 0.77% 1.75%
Supplemental data
Net assets, end of period (000’s) ......................................................... $863 $1,096
Portfolio turnover rate ................................................................. 25.70% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.27% for the period ended June 30, 2022. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2022
Franklin LifeSmart™ 2060 Retirement Target Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
120
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.2%
Alternative Strategies 1.0%
a
Franklin Liberty Systematic Style Premia ETF .............................. 969 $ 20,882
Domestic Equity 67.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 4,185 141,453
a
Franklin Growth Fund, Class R6 ........................................ 3,002 333,705
a
Franklin LibertyQ U.S. Equity ETF ....................................... 10,380 402,433
a
Franklin U.S. Core Equity (IU) Fund ..................................... 39,422 479,764
Vanguard S&P 500 ETF .............................................. 221 76,661
1,434,016
Domestic Fixed Income 2.5%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 950 21,028
a
Western Asset Core Plus Bond Fund , Class IS ............................. 2,166 21,395
a
Western Asset Short-Term Bond Fund, Class IS ............................ 2,908 10,643
53,066
Foreign Equity 26.5%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 10,472 98,021
a
Franklin International Core Equity (IU) Fund ............................... 26,248 257,228
a
Franklin International Growth Fund, Class R6 .............................. 2,846 40,528
iShares Core MSCI EAFE ETF ......................................... 664 39,076
a
Templeton Developing Markets Trust, Class R6 ............................. 3,925 67,974
a
Templeton Foreign Fund, Class R6 ...................................... 9,722 61,641
564,468
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$2,388,606) .................................................................
2,072,432
a a a a
Short Term Investments 1.9%
a
Money Market Funds 1.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 40,138 40,138
Total Money Market Funds (Cost $40,138) ......................................
40,138
Total Short Term Investments (Cost $40,138 ) ...................................
40,138
a
Total Investments (Cost $2,428,744) 99.1% .....................................
$2,112,570
Other Assets, less Liabilities 0.9% .............................................
20,377
Net Assets 100.0% ...........................................................
$2,132,947
See Abbreviations on page 166 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
121
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $16,381,908 $3,205,166 $9,906,411
Cost - Non-controlled affiliates (Note 3 f ) ...................... 38,625,420 33,309,057 104,751,807
Cost - Unaffiliated repurchase agreements .................... — 3,088 124,014
Value - Unaffiliated issuers ................................ $14,219,598 $2,902,916 $8,896,257
Value - Non-controlled affiliates (Note 3 f ) ...................... 34,157,677 32,358,975 105,447,513
Value - Unaffiliated repurchase agreements .................... — 3,088 124,014
Cash .................................................. — — 1,522
Receivables:
Investment securities sold ................................. — 596,539 1,817,974
Capital shares sold ...................................... 7,995 3,223 18,163
Dividends and interest ................................... 50,611 2,637 10,128
Affiliates .............................................. 23,148 8,687 —
Other assets ............................................ 12,756 27,241 17,120
Total assets ........................................ 48,471,785 35,903,306 116,332,691
Liabilities:
Payables:
Investment securities purchased ............................ — 520,710 1,683,621
Capital shares redeemed ................................. 16,338 82,055 11,786
Management & Asset allocation fees ......................... — — 10,050
Distribution fees ........................................ 13,264 10,120 32,353
Transfer agent fees ...................................... 7,505 6,753 14,864
Reports to shareholders fees .............................. 13,488 13,657 24,540
Professional fees ....................................... 27,613 22,733 21,223
Trustees' fees and expenses ............................... 580 584 607
Distributions to shareholders ............................... — 362 2,332
Funds advanced by custodian ............................... 238 193 —
Accrued expenses and other liabilities ......................... 1,992 212 595
Total liabilities ....................................... 81,018 657,379 1,801,971
Net assets, at value ............................... $48,390,767 $35,245,927 $114,530,720
Net assets consist of:
Paid-in capital ........................................... $55,744,822 $37,241,223 $116,989,969
Total distributable earnings (losses) ........................... (7,354,055) (1,995,296) (2,459,249)
Net assets, at value ............................... $48,390,767 $35,245,927 $114,530,720

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
122
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $39,174,486 $29,724,697 $96,202,697
Shares outstanding ...................................... 4,027,466 2,789,091 8,698,226
Net asset value per share
a
................................ $9.73 $10.66 $11.06
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $10.30 $11.28 $11.70
Class C:
Net assets, at value ..................................... $4,903,572 $4,211,084 $13,404,457
Shares outstanding ...................................... 510,492 398,240 1,238,404
Net asset value and maximum offering price per share
a
........... $9.61 $10.57 $10.82
Class R:
Net assets, at value ..................................... $1,789,228 $646,056 $1,975,426
Shares outstanding ...................................... 184,576 60,648 179,353
Net asset value and maximum offering price per share ........... $9.69 $10.65 $11.01
Class R6:
Net assets, at value ..................................... $129,235 $3,913 $468,875
Shares outstanding ...................................... 13,221 358 42,227
Net asset value and maximum offering price per share ........... $9.77 $10.92 $11.10
Advisor Class:
Net assets, at value ..................................... $2,394,246 $660,177 $2,479,265
Shares outstanding ...................................... 245,218 61,719 223,517
Net asset value and maximum offering price per share ........... $9.76 $10.70 $11.09
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
123
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $4,504,617 $8,314,587 $2,845,097
Cost - Non-controlled affiliates (Note 3 f ) ...................... 50,900,374 97,590,133 34,771,718
Cost - Unaffiliated repurchase agreements .................... 14,559 49,574 —
Value - Unaffiliated issuers ................................ $4,005,689 $7,327,085 $2,499,548
Value - Non-controlled affiliates (Note 3 f ) ...................... 51,204,704 101,832,312 36,797,522
Value - Unaffiliated repurchase agreements .................... 14,559 49,574 —
Cash .................................................. 13,933 1,076 —
Receivables:
Investment securities sold ................................. 890,131 1,527,900 452,193
Capital shares sold ...................................... 10,246 22,946 17,698
Dividends and interest ................................... 7,946 16,162 5,074
Affiliates .............................................. 10,438 7,025 12,725
Other assets ............................................ 29,693 19,243 28,180
Total assets ........................................ 56,187,339 110,803,323 39,812,940
Liabilities:
Payables:
Investment securities purchased ............................ 870,145 1,505,940 626,883
Capital shares redeemed ................................. 10,782 9,222 24,726
Distribution fees ........................................ 17,679 32,341 12,113
Transfer agent fees ...................................... 11,196 26,578 11,858
Reports to shareholders fees .............................. 14,858 24,950 15,876
Professional fees ....................................... 23,091 21,157 22,165
Trustees' fees and expenses ............................... 632 667 657
Distributions to shareholders ............................... 470 1,871 94
Funds advanced by custodian ............................... — — 378
Accrued expenses and other liabilities ......................... 189 560 177
Total liabilities ....................................... 949,042 1,623,286 714,927
Net assets, at value ............................... $55,238,297 $109,180,037 $39,098,013
Net assets consist of:
Paid-in capital ........................................... $56,846,961 $107,575,439 $38,087,112
Total distributable earnings (losses) ........................... (1,608,664) 1,604,598 1,010,901
Net assets, at value ............................... $55,238,297 $109,180,037 $39,098,013

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
124
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $42,603,158 $87,346,317 $30,181,084
Shares outstanding ...................................... 3,738,048 7,509,036 2,666,090
Net asset value per share
a
................................ $11.40 $11.63 $11.32
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $12.06 $12.31 $11.98
Class C:
Net assets, at value ..................................... $9,667,675 $14,779,354 $6,451,744
Shares outstanding ...................................... 863,006 1,313,715 583,734
Net asset value and maximum offering price per share
a
........... $11.20 $11.25 $11.05
Class R:
Net assets, at value ..................................... $1,317,897 $3,586,403 $1,021,576
Shares outstanding ...................................... 115,889 308,717 90,258
Net asset value and maximum offering price per share ........... $11.37 $11.62 $11.32
Class R6:
Net assets, at value ..................................... $11,834 $83,280 $257,248
Shares outstanding ...................................... 1,025 7,082 22,522
Net asset value and maximum offering price per share ........... $11.54 $11.76 $11.42
Advisor Class:
Net assets, at value ..................................... $1,637,733 $3,384,683 $1,186,361
Shares outstanding ...................................... 142,995 287,426 104,095
Net asset value and maximum offering price per share ........... $11.45 $11.78 $11.40
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
125
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $4,374,358 $1,984,160 $1,398,416
Cost - Non-controlled affiliates (Note 3 f ) ...................... 65,004,395 28,379,652 20,553,118
Cost - Unaffiliated repurchase agreements .................... 55,700 — —
Value - Unaffiliated issuers ................................ $3,720,980 $1,700,481 $1,196,432
Value - Non-controlled affiliates (Note 3 f ) ...................... 70,112,388 30,558,497 21,305,478
Value - Unaffiliated repurchase agreements .................... 55,700 — —
Cash .................................................. — 7,074 —
Receivables:
Investment securities sold ................................. 641,095 217,681 149,350
Capital shares sold ...................................... 13,668 28,600 26,500
Dividends and interest ................................... 17,498 4,774 3,386
Affiliates .............................................. 4,748 18,135 55,600
Other assets ............................................ 15,891 27,980 5,075
Total assets ........................................ 74,581,968 32,563,222 22,741,821
Liabilities:
Payables:
Investment securities purchased ............................ 595,538 323,450 211,819
Capital shares redeemed ................................. 9,895 38,771 14,788
Distribution fees ........................................ 22,369 10,884 8,184
Transfer agent fees ...................................... 15,385 11,646 17,629
Reports to shareholders fees .............................. 24,485 18,815 17,471
Professional fees ....................................... 20,799 21,785 22,017
Trustees' fees and expenses ............................... 655 652 618
Distributions to shareholders ............................... 1,102 86 12
Funds advanced by custodian ............................... 552 — 193
Accrued expenses and other liabilities ......................... 401 158 886
Total liabilities ....................................... 691,181 426,247 293,617
Net assets, at value ............................... $73,890,787 $32,136,975 $22,448,204
Net assets consist of:
Paid-in capital ........................................... $70,611,430 $31,001,878 $22,272,448
Total distributable earnings (losses) ........................... 3,279,357 1,135,097 175,756
Net assets, at value ............................... $73,890,787 $32,136,975 $22,448,204

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
126
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $59,835,313 $23,221,382 $15,807,595
Shares outstanding ...................................... 5,078,914 2,055,720 1,542,379
Net asset value per share
a
................................ $11.78 $11.30 $10.25
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $12.47 $11.96 $10.85
Class C:
Net assets, at value ..................................... $10,239,587 $6,271,366 $5,358,426
Shares outstanding ...................................... 906,281 564,012 536,044
Net asset value and maximum offering price per share
a
........... $11.30 $11.12 $10.00
Class R:
Net assets, at value ..................................... $2,519,925 $1,701,202 $850,773
Shares outstanding ...................................... 215,193 150,380 83,464
Net asset value and maximum offering price per share ........... $11.71 $11.31 $10.19
Class R6:
Net assets, at value ..................................... $4,112 $4,428 $4,224
Shares outstanding ...................................... 334 389 404
Net asset value and maximum offering price per share ........... $12.31 $11.40 $10.47
Advisor Class:
Net assets, at value ..................................... $1,291,850 $938,597 $427,186
Shares outstanding ...................................... 108,434 82,368 41,611
Net asset value and maximum offering price per share ........... $11.91 $11.40 $10.27
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
127
Franklin
LifeSmart™
2060
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $135,992
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 2,292,752
Value - Unaffiliated issuers .................................................................. $115,737
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,996,833
Receivables:
Investment securities sold ................................................................... 16,122
Capital shares sold ........................................................................ 2,750
Dividends and interest ..................................................................... 334
Affiliates ................................................................................ 48,507
Other assets .............................................................................. 808
Total assets .......................................................................... 2,181,091
Liabilities:
Payables:
Investment securities purchased .............................................................. 24,198
Distribution fees .......................................................................... 349
Transfer agent fees ........................................................................ 1,258
Reports to shareholders fees ................................................................ 180
Professional fees ......................................................................... 18,055
Distributions to shareholders ................................................................. 3,398
Funds advanced by custodian ................................................................. 18
Accrued expenses and other liabilities ........................................................... 688
Total liabilities ......................................................................... 48,144
Net assets, at value ................................................................. $2,132,947
Net assets consist of:
Paid-in capital ............................................................................. $2,510,798
Total distributable earnings (losses) ............................................................. (377,851)
Net assets, at value ................................................................. $2,132,947

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
128
Franklin
LifeSmart™
2060
Retirement
Target Fund
Class A:
Net assets, at value ....................................................................... $1,100,596
Shares outstanding ........................................................................ 124,929
Net asset value per share
a
.................................................................. $8.81
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $9.32
Class C:
Net assets, at value ....................................................................... $130,351
Shares outstanding ........................................................................ 14,815
Net asset value and maximum offering price per share
a
............................................. $8.80
Class R:
Net assets, at value ....................................................................... $30,346
Shares outstanding ........................................................................ 3,444
Net asset value and maximum offering price per share ............................................. $8.81
Class R6:
Net assets, at value ....................................................................... $8,815
Shares outstanding ........................................................................ 1,000
Net asset value and maximum offering price per share ............................................. $8.82
Advisor Class:
Net assets, at value ....................................................................... $862,839
Shares outstanding ........................................................................ 97,939
Net asset value and maximum offering price per share ............................................. $8.81
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
129
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $228,997 $48,133 $142,423
Non-controlled affiliates (Note 3 f ) ........................... 631,303 285,344 845,520
Interest:
Unaffiliated issuers ...................................... 305,103 107 261
Total investment income ................................. 1,165,403 333,584 988,204
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 67,085 49,475 158,973
Distribution fees: (Note 3c )
    Class A .............................................. 53,830 41,080 132,733
    Class C .............................................. 28,928 25,928 76,842
    Class R .............................................. 5,012 1,706 6,098
Transfer agent fees: (Note 3e )
    Class A .............................................. 32,385 19,223 70,125
    Class C .............................................. 4,346 3,040 10,152
    Class R .............................................. 1,507 398 1,614
    Class R6 ............................................. 23 — 173
    Advisor Class .......................................... 2,034 426 1,771
Custodian fees (Note 4 ) .................................... 2,180 (18) 32
Reports to shareholders fees ................................ 6,258 5,080 11,077
Registration and filing fees .................................. 38,422 39,882 40,537
Professional fees ......................................... 32,267 25,180 24,604
Trustees' fees and expenses ................................ 835 776 1,219
Other .................................................. 2,788 2,790 3,001
Total expenses ....................................... 277,900 214,966 538,951
Expense reductions (Note 4 ) ............................. (1) — —
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (176,739) (104,298) (179,744)
Net expenses ....................................... 101,160 110,668 359,207
Net investment income .............................. 1,064,243 222,916 628,997
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (6,389) (17,460) (55,536)
Non-controlled affiliates (Note 3 f ) .......................... (573,991) (443,790) (1,495,741)
Net realized gain (loss) ................................ (580,380) (461,250) (1,551,277)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (3,046,263) (425,818) (1,439,050)
Non-controlled affiliates (Note 3 f ) .......................... (4,917,187) (6,186,043) (20,895,950)
Net change in unrealized appreciation (depreciation) .......... (7,963,450) (6,611,861) (22,335,000)
Net realized and unrealized gain (loss) .......................... (8,543,830) (7,073,111) (23,886,277)
Net increase (decrease) in net assets resulting from operations ........ $(7,479,587) $(6,850,195) $(23,257,280)

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
130
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $61,207 $108,245 $35,065
Non-controlled affiliates (Note 3 f ) ........................... 363,815 662,901 216,429
Interest:
Unaffiliated issuers ...................................... 172 243 128
Total investment income ................................. 425,194 771,389 251,622
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 74,662 148,513 52,561
Distribution fees: (Note 3c )
    Class A .............................................. 57,089 118,579 39,505
    Class C .............................................. 54,356 82,070 36,157
    Class R .............................................. 3,496 9,466 3,713
Transfer agent fees: (Note 3e )
    Class A .............................................. 40,674 78,862 40,535
    Class C .............................................. 9,687 13,655 9,234
    Class R .............................................. 1,246 3,147 1,917
    Class R6 ............................................. — 123 (52)
    Advisor Class .......................................... 1,587 3,043 1,597
Custodian fees (Note 4 ) .................................... 15 31 14
Reports to shareholders fees ................................ 5,840 11,118 5,557
Registration and filing fees .................................. 39,811 39,810 39,589
Professional fees ......................................... 25,301 24,628 24,791
Trustees' fees and expenses ................................ 917 1,236 859
Other .................................................. 2,894 3,015 2,541
Total expenses ....................................... 317,575 537,296 258,518
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (134,391) (187,583) (128,289)
Net expenses ....................................... 183,184 349,713 130,229
Net investment income .............................. 242,010 421,676 121,393
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (37,384) 14,648 (9,120)
Non-controlled affiliates (Note 3 f ) .......................... (931,117) (1,064,647) (492,136)
Net realized gain (loss) ................................ (968,501) (1,049,999) (501,256)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (697,002) (1,572,529) (614,352)
Non-controlled affiliates (Note 3 f ) .......................... (10,103,265) (21,690,025) (7,859,034)
Net change in unrealized appreciation (depreciation) .......... (10,800,267) (23,262,554) (8,473,386)
Net realized and unrealized gain (loss) .......................... (11,768,768) (24,312,553) (8,974,642)
Net increase (decrease) in net assets resulting from operations ........ $(11,526,758) $(23,890,877) $(8,853,249)

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
131
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $49,125 $21,812 $15,318
Non-controlled affiliates (Note 3 f ) ........................... 381,946 152,964 106,437
Interest:
Unaffiliated issuers ...................................... 206 137 —
Total investment income ................................. 431,277 174,913 121,755
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 102,158 44,197 29,788
Distribution fees: (Note 3c )
    Class A .............................................. 82,377 32,245 20,974
    Class C .............................................. 57,822 34,598 28,564
    Class R .............................................. 7,089 4,184 2,194
Transfer agent fees: (Note 3e )
    Class A .............................................. 76,393 50,064 53,589
    Class C .............................................. 13,422 13,426 18,251
    Class R .............................................. 3,294 3,249 2,802
    Advisor Class .......................................... 1,646 1,862 1,452
Custodian fees (Note 4 ) .................................... 27 14 6
Reports to shareholders fees ................................ 11,043 6,271 6,084
Registration and filing fees .................................. 39,437 39,732 73,882
Professional fees ......................................... 24,583 24,606 25,010
Trustees' fees and expenses ................................ 1,050 824 730
Other .................................................. 2,570 2,362 2,256
Total expenses ....................................... 422,911 257,634 265,582
Expense reductions (Note 4 ) ............................. — — (3)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (177,771) (145,804) (186,642)
Net expenses ....................................... 245,140 111,830 78,937
Net investment income .............................. 186,137 63,083 42,818
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 17,573 (31,943) 990
Non-controlled affiliates (Note 3 f ) .......................... (790,306) (504,733) (251,539)
Net realized gain (loss) ................................ (772,733) (536,676) (250,549)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (1,155,050) (558,164) (368,599)
Non-controlled affiliates (Note 3 f ) .......................... (16,170,941) (6,883,054) (4,720,783)
Net change in unrealized appreciation (depreciation) .......... (17,325,991) (7,441,218) (5,089,382)
Net realized and unrealized gain (loss) .......................... (18,098,724) (7,977,894) (5,339,931)
Net increase (decrease) in net assets resulting from operations ........ $(17,912,587) $(7,914,811) $(5,297,113)

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
132
Franklin
LifeSmart™
2060
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $1,438
Non-controlled affiliates (Note 3 f ) ............................................................. 9,897
Total investment income ................................................................... 11,335
Expenses:
Management fees (Note 3 a ) ................................................................... 2,561
Distribution fees: (Note 3c )
    Class A ................................................................................ 696
    Class C ................................................................................ 297
    Class R ................................................................................ 41
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 3,053
    Class C ................................................................................ 308
    Class R ................................................................................ 108
    Advisor Class ............................................................................ 3,132
Reports to shareholders fees .................................................................. 943
Registration and filing fees .................................................................... 59,952
Professional fees ........................................................................... 24,048
Trustees' fees and expenses .................................................................. 5
Amortization of offering costs (Note 1f ) ........................................................... 6,717
Other .................................................................................... 3,280
Total expenses ......................................................................... 105,141
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (101,768)
Net expenses ......................................................................... 3,373
Net investment income ................................................................ 7,962
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (493)
Non-controlled affiliates (Note 3 f ) ............................................................ (53,611)
Net realized gain (loss) .................................................................. (54,104)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (33,148)
Non-controlled affiliates (Note 3 f ) ............................................................ (372,186)
Net change in unrealized appreciation (depreciation) ............................................ (405,334)
Net realized and unrealized gain (loss) ............................................................ (459,438)
Net increase (decrease) in net assets resulting from operations .......................................... $(451,476)

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
133
)
Franklin LifeSmart™ Retirement Income
Fund
Franklin LifeSmart™ 2020 Retirement Target
Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,064,243 $1,712,217 $222,916 $676,522
Net realized gain (loss) ............ (580,380) 3,699,065 (461,250) 4,065,035
Net change in unrealized appreciation
(depreciation) ................. (7,963,450) (2,340,332) (6,611,861) (505,059)
Net increase (decrease) in net
assets resulting from operations . (7,479,587) 3,070,950 (6,850,195) 4,236,498
Distributions to shareholders:
Class A ........................ (1,232,660) (2,738,432) (836,774) (3,188,266)
Class C ........................ (137,655) (412,129) (104,567) (525,427)
Class R ........................ (54,601) (128,601) (16,993) (63,968)
Class R6 ....................... (3,493) (115,087) (115) (81,115)
Advisor Class ................... (80,378) (164,457) (19,194) (73,902)
Total distributions to shareholders ..... (1,508,787) (3,558,706) (977,643) (3,932,678)
Capital share transactions: (Note 2 )
Class A ........................ 339,722 6,205,539 (442,251) 6,563,995
Class C ........................ (944,971) (2,523,293) (1,006,022) (953,946)
Class R ........................ (71,917) 113,112 23,274 (47,956)
Class R6 ....................... 96,012 (4,124,405) 82 (5,197,373)
Advisor Class ................... 8,588 849,592 (22,856) 144,346
Total capital share transactions ....... (572,566) 520,545 (1,447,773) 509,066
Net increase (decrease) in net
assets ..................... (9,560,940) 32,789 (9,275,611) 812,886
Net assets:
Beginning of period ................ 57,951,707 57,918,918 44,521,538 43,708,652
End of period ..................... $48,390,767 $57,951,707 $35,245,927 $44,521,538

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
134
Franklin LifeSmart™ 2025 Retirement Target
Fund
Franklin LifeSmart™ 2030 Retirement Target
Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $628,997 $2,079,645 $242,010 $991,679
Net realized gain (loss) ............ (1,551,277) 16,961,519 (968,501) 10,039,265
Net change in unrealized appreciation
(depreciation) ................. (22,335,000) (3,404,166) (10,800,267) (1,595,297)
Net increase (decrease) in net
assets resulting from operations . (23,257,280) 15,636,998 (11,526,758) 9,435,647
Distributions to shareholders:
Class A ........................ (2,967,530) (12,998,389) (1,298,157) (6,264,146)
Class C ........................ (385,491) (1,952,002) (277,743) (1,503,515)
Class R ........................ (57,267) (332,811) (38,929) (187,569)
Class R6 ....................... (15,141) (341,402) (309) (350,602)
Advisor Class ................... (79,036) (346,827) (50,389) (243,779)
Total distributions to shareholders ..... (3,504,465) (15,971,431) (1,665,527) (8,549,611)
Capital share transactions: (Note 2 )
Class A ........................ 35,019 23,268,401 2,845,393 17,136,403
Class C ........................ (1,128,593) (4,380,046) (197,556) 1,538,532
Class R ........................ (612,079) (29,946) 114,997 360,153
Class R6 ....................... 30,805 (16,817,248) (25,734) (26,167,778)
Advisor Class ................... 800 212,806 88,746 446,814
Total capital share transactions ....... (1,674,048) 2,253,967 2,825,846 (6,685,876)
Net increase (decrease) in net
assets ..................... (28,435,793) 1,919,534 (10,366,439) (5,799,840)
Net assets:
Beginning of period ................ 142,966,513 141,046,979 65,604,736 71,404,576
End of period ..................... $114,530,720 $142,966,513 $55,238,297 $65,604,736

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
135
Franklin LifeSmart™ 2035 Retirement Target
Fund
Franklin LifeSmart™ 2040 Retirement Target
Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $421,676 $1,851,350 $121,393 $691,677
Net realized gain (loss) ............ (1,049,999) 23,498,603 (501,256) 10,719,607
Net change in unrealized appreciation
(depreciation) ................. (23,262,554) (5,330,755) (8,473,386) (2,015,167)
Net increase (decrease) in net
assets resulting from operations . (23,890,877) 20,019,198 (8,853,249) 9,396,117
Distributions to shareholders:
Class A ........................ (2,874,387) (16,155,657) (1,020,577) (6,619,494)
Class C ........................ (473,240) (2,902,391) (201,773) (1,504,259)
Class R ........................ (114,776) (632,310) (29,424) (337,502)
Class R6 ....................... (2,765) (721,983) (9,064) (625,662)
Advisor Class ................... (112,616) (621,466) (41,575) (177,487)
Total distributions to shareholders ..... (3,577,784) (21,033,807) (1,302,413) (9,264,404)
Capital share transactions: (Note 2 )
Class A ........................ 5,077,140 24,068,445 2,664,376 12,737,030
Class C ........................ 99,008 (2,596,763) 208,456 1,583,625
Class R ........................ 351,695 (367,212) (421,953) 359,360
Class R6 ....................... 10,041 (33,272,877) 15,064 (28,247,644)
Advisor Class ................... 316,937 580,342 553,174 499,245
Total capital share transactions ....... 5,854,821 (11,588,065) 3,019,117 (13,068,384)
Net increase (decrease) in net
assets ..................... (21,613,840) (12,602,674) (7,136,545) (12,936,671)
Net assets:
Beginning of period ................ 130,793,877 143,396,551 46,234,558 59,171,229
End of period ..................... $109,180,037 $130,793,877 $39,098,013 $46,234,558

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
136
Franklin LifeSmart™ 2045 Retirement Target
Fund
Franklin LifeSmart™ 2050 Retirement Target
Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $186,137 $1,161,188 $63,083 $571,815
Net realized gain (loss) ............ (772,733) 19,471,341 (536,676) 11,005,422
Net change in unrealized appreciation
(depreciation) ................. (17,325,991) (3,699,419) (7,441,218) (2,318,687)
Net increase (decrease) in net
assets resulting from operations . (17,912,587) 16,933,110 (7,914,811) 9,258,550
Distributions to shareholders:
Class A ........................ (2,183,795) (13,185,030) (854,951) (6,412,318)
Class C ........................ (366,852) (2,492,203) (218,856) (1,716,148)
Class R ........................ (89,427) (598,679) (61,643) (498,620)
Class R6 ....................... (150) (584,253) (175) (541,844)
Advisor Class ................... (46,930) (284,717) (35,601) (203,092)
Total distributions to shareholders ..... (2,687,154) (17,144,882) (1,171,226) (9,372,022)
Capital share transactions: (Note 2 )
Class A ........................ 3,672,076 15,804,135 (546,589) 12,297,908
Class C ........................ (338,509) (689,917) 14,707 1,540,871
Class R ........................ (118,739) 881,792 262,199 (522,124)
Class R6 ....................... 1,545 (26,662,590) 3,564 (25,991,520)
Advisor Class ................... 63,887 572,962 239,007 288,068
Total capital share transactions ....... 3,280,260 (10,093,618) (27,112) (12,386,797)
Net increase (decrease) in net
assets ..................... (17,319,481) (10,305,390) (9,113,149) (12,500,269)
Net assets:
Beginning of period ................ 91,210,268 101,515,658 41,250,124 53,750,393
End of period ..................... $73,890,787 $91,210,268 $32,136,975 $41,250,124

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
137
Franklin LifeSmart™ 2055 Retirement Target
Fund
Franklin LifeSmart™ 2060 Retirement Target
Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
a
Increase (decrease) in net assets:
Operations:
Net investment income ............ $42,818 $346,227 $7,962 $21,947
Net realized gain (loss) ............ (250,549) 5,143,531 (54,104) 91,200
Net change in unrealized appreciation
(depreciation) ................. (5,089,382) (2,290) (405,334) 89,160
Net increase (decrease) in net
assets resulting from operations . (5,297,113) 5,487,468 (451,476) 202,307
Distributions to shareholders:
Class A ........................ (531,246) (2,853,427) (25,717) (15,484)
Class C ........................ (173,209) (994,136) (2,857) (3,154)
Class R ........................ (27,796) (149,684) (704) (1,891)
Class R6 ....................... (147) (267,234) (219) (597)
Advisor Class ................... (14,571) (82,790) (21,319) (57,208)
Total distributions to shareholders ..... (746,969) (4,347,271) (50,816) (78,334)
Capital share transactions: (Note 2 )
Class A ........................ 2,319,920 5,782,053 1,004,393 322,209
Class C ........................ 588,785 1,308,941 87,921 67,409
Class R ........................ 137,090 386,733 1,197 35,624
Class R6 ....................... (2,219) (13,811,173) 1 9,229
Advisor Class ................... 36,946 139,711 4,818 978,465
Total capital share transactions ....... 3,080,522 (6,193,735) 1,098,330 1,412,936
Net increase (decrease) in net
assets ..................... (2,963,560) (5,053,538) 596,038 1,536,909
Net assets:
Beginning of period ................ 25,411,764 30,465,302 1,536,909 —
End of period ..................... $22,448,204 $25,411,764 $2,132,947 $1,536,909
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
eighteen separate funds, ten of which are included in this
report (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). Certain or all Funds invest primarily in affiliated mutual funds (Underlying Funds) and exchange
traded funds (ETFs), including affiliated funds managed by
Franklin Templeton (FT Underlying Funds). The Funds offer
five classes of shares: Class A, Class C, Class R, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Funds'
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase

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agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as
indicated in the Schedules of Investments, had been entered
into on June 30, 2022.
c. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and realized capital gain distributions are recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. The Franklin LifeSmart
TM
Retirement Income Fund employs a managed distribution
policy. Under this policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund; however, the twelfth monthly payment may
be greater than the initially anticipated amount if additional income or capital gains are required to be distributed.
These distributions may include income and capital gains
generated by the Underlying Funds, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

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impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2022
Shares sold
a
................................... 415,122 $4,486,117 189,863 $2,301,319
Shares issued in reinvestment of distributions .......... 118,138 1,217,461 77,674 835,456
Shares redeemed ............................... (509,144) (5,363,856) (301,085) (3,579,026)
Net increase (decrease) .......................... 24,116 $339,722 (33,548) $(442,251)
Year ended December 31, 2021
Shares sold
a
................................... 878,539 $10,294,955 767,024 $10,342,759
Shares issued in reinvestment of distributions .......... 233,814 2,710,183 242,737 3,182,560
Shares redeemed ............................... (581,442) (6,799,599) (516,263) (6,961,324)
Net increase (decrease) .......................... 530,911 $6,205,539 493,498 $6,563,995
Class C
Class C Shares:
Six Months ended June 30, 2022
Shares sold ................................... 56,943 $609,214 26,255 $311,915
Shares issued in reinvestment of distributions .......... 13,304 135,164 9,805 103,986
Shares redeemed
a
.............................. (158,687) (1,689,349) (120,819) (1,421,923)
Net increase (decrease) .......................... (88,440) $(944,971) (84,759) $(1,006,022)
Year ended December 31, 2021
Shares sold ................................... 130,078 $1,504,498 82,486 $1,095,715
Shares issued in reinvestment of distributions .......... 35,197 402,711 40,159 522,493
Shares redeemed
a
.............................. (381,629) (4,430,502) (190,825) (2,572,154)
Net increase (decrease) .......................... (216,354) $(2,523,293) (68,180) $(953,946)
Class R
Class R Shares:
Six Months ended June 30, 2022
Shares sold ................................... 6,246 $65,241 4,137 $48,022
Shares issued in reinvestment of distributions .......... 5,321 54,601 1,584 16,993
Shares redeemed ............................... (18,635) (191,759) (3,369) (41,741)
Net increase (decrease) .......................... (7,068) $(71,917) 2,352 $23,274
Year ended December 31, 2021
Shares sold ................................... 19,568 $227,826 33,424 $442,150
Shares issued in reinvestment of distributions .......... 11,132 128,601 4,886 63,967
Shares redeemed ............................... (21,006) (243,315) (40,555) (554,073)
Net increase (decrease) .......................... 9,694 $113,112 (2,245) $(47,956)
Class R6

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Semiannual Report
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2022
Shares sold ................................... 18,033 $200,734 — $—
Capital contributions ............................. — — — 82
b
Shares issued in reinvestment of distributions .......... 67 742 — —
Shares redeemed ............................... (9,691) (105,464) — —
Net increase (decrease) .......................... 8,409 $96,012 — $82
Year ended December 31, 2021
Shares sold ................................... 167,173 $1,964,575 40,240 $539,421
Shares issued in reinvestment of distributions .......... 148 1,712 3 48
Shares redeemed ............................... (513,086) (6,090,692) (412,496) (5,736,842)
Net increase (decrease) .......................... (345,765) $(4,124,405) (372,253) $(5,197,373)
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2022
Shares sold ................................... 51,662 $557,791 773 $8,967
Shares issued in reinvestment of distributions .......... 7,500 77,658 1,773 19,194
Shares redeemed ............................... (59,621) (626,861) (4,169) (51,017)
Net increase (decrease) .......................... (459) $8,588 (1,623) $(22,856)
Year ended December 31, 2021
Shares sold ................................... 86,986 $1,024,260 13,132 $176,166
Shares issued in reinvestment of distributions .......... 13,648 158,707 5,616 73,902
Shares redeemed ............................... (28,235) (333,375) (7,987) (105,722)
Net increase (decrease) .......................... 72,399 $849,592 10,761 $144,346
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2022
Shares sold
a
................................... 572,026 $7,153,689 456,704 $5,907,285
Shares issued in reinvestment of distributions .......... 265,279 2,958,582 113,104 1,297,297
Shares redeemed ............................... (809,889) (10,077,252) (338,768) (4,359,189)
Net increase (decrease) .......................... 27,416 $35,019 231,040 $2,845,393
Year ended December 31, 2021
Shares sold
a
................................... 1,995,202 $29,010,592 1,118,157 $17,123,074
Shares issued in reinvestment of distributions .......... 935,404 12,920,431 435,728 6,246,397
Shares redeemed ............................... (1,286,278) (18,662,622) (409,816) (6,233,068)
Net increase (decrease) .......................... 1,644,328 $23,268,401 1,144,069 $17,136,403
Class C
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended June 30, 2022
Shares sold ................................... 105,223 $1,301,684 118,112 $1,513,580
Shares issued in reinvestment of distributions .......... 35,450 385,479 24,640 277,539
Shares redeemed
a
.............................. (229,061) (2,815,756) (157,130) (1,988,675)
Net increase (decrease) .......................... (88,388) $(1,128,593) (14,378) $(197,556)
Year ended December 31, 2021
Shares sold ................................... 247,050 $3,501,733 209,976 $3,148,993
Shares issued in reinvestment of distributions .......... 144,046 1,951,938 106,489 1,502,679
Shares redeemed
a
.............................. (685,739) (9,833,717) (208,118) (3,113,140)
Net increase (decrease) .......................... (294,643) $(4,380,046) 108,347 $1,538,532
Class R
Class R Shares:
Six Months ended June 30, 2022
Shares sold ................................... 25,043 $304,463 15,901 $204,478
Shares issued in reinvestment of distributions .......... 5,173 57,267 3,403 38,929
Shares redeemed ............................... (76,297) (973,809) (10,020) (128,410)
Net increase (decrease) .......................... (46,081) $(612,079) 9,284 $114,997
Year ended December 31, 2021
Shares sold ................................... 25,401 $365,549 22,477 $342,363
Shares issued in reinvestment of distributions .......... 24,200 332,811 13,106 187,569
Shares redeemed ............................... (50,873) (728,306) (11,447) (169,779)
Net increase (decrease) .......................... (1,272) $(29,946) 24,136 $360,153
Class R6
Class R6 Shares:
Six Months ended June 30, 2022
Shares sold ................................... 1,225 $15,669 698 $8,445
Capital contributions ............................. — — — 85
b
Shares issued in reinvestment of distributions .......... 1,348 15,140 27 309
Shares redeemed ............................... (1) (4) (2,469) (34,573)
Net increase (decrease) .......................... 2,572 $30,805 (1,744) $(25,734)
Year ended December 31, 2021
Shares sold ................................... 181,182 $2,609,770 344,614 $5,214,446
Shares issued in reinvestment of distributions .......... 4,384 60,810 386 5,596
Shares redeemed ............................... (1,308,198) (19,487,828) (1,982,748) (31,387,820)
Net increase (decrease) .......................... (1,122,632) $(16,817,248) (1,637,748) $(26,167,778)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2022
Shares sold ................................... 29,348 $372,580 5,759 $76,422
Shares issued in reinvestment of distributions .......... 6,539 73,324 4,340 50,057
Shares redeemed ............................... (35,266) (445,104) (2,833) (37,733)
Net increase (decrease) .......................... 621 $800 7,266 $88,746
Year ended December 31, 2021
Shares sold ................................... 56,538 $797,042 44,175 $692,384
Shares issued in reinvestment of distributions .......... 23,267 322,458 16,837 242,368
Shares redeemed ............................... (64,542) (906,694) (32,315) (487,938)
Net increase (decrease) .......................... 15,263 $212,806 28,697 $446,814
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2022
Shares sold
a
................................... 505,077 $6,762,242 327,121 $4,211,047
Shares issued in reinvestment of distributions .......... 244,096 2,860,361 89,163 1,020,692
Shares redeemed ............................... (341,918) (4,545,463) (190,070) (2,567,363)
Net increase (decrease) .......................... 407,255 $5,077,140 226,214 $2,664,376
Year ended December 31, 2021
Shares sold
a
................................... 1,319,958 $21,444,570 707,756 $11,755,225
Shares issued in reinvestment of distributions .......... 1,081,774 16,083,299 452,373 6,616,403
Shares redeemed ............................... (834,142) (13,459,424) (342,250) (5,634,598)
Net increase (decrease) .......................... 1,567,590 $24,068,445 817,879 $12,737,030
Class C
Class C Shares:
Six Months ended June 30, 2022
Shares sold ................................... 97,910 $1,264,662 65,443 $837,135
Shares issued in reinvestment of distributions .......... 41,779 473,144 18,074 201,776
Shares redeemed
a
.............................. (126,448) (1,638,798) (66,510) (830,455)
Net increase (decrease) .......................... 13,241 $99,008 17,007 $208,456
Year ended December 31, 2021
Shares sold ................................... 215,158 $3,391,865 95,273 $1,537,776
Shares issued in reinvestment of distributions .......... 201,075 2,901,877 105,040 1,499,819
Shares redeemed
a
.............................. (557,504) (8,890,505) (90,679) (1,453,970)
Net increase (decrease) .......................... (141,271) $(2,596,763) 109,634 $1,583,625
Class R
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended June 30, 2022
Shares sold ................................... 29,560 $388,794 20,511 $251,894
Shares issued in reinvestment of distributions .......... 9,809 114,776 2,569 29,424
Shares redeemed ............................... (11,217) (151,875) (58,187) (703,271)
Net increase (decrease) .......................... 28,152 $351,695 (35,107) $(421,953)
Year ended December 31, 2021
Shares sold ................................... 71,468 $1,150,481 23,581 $387,809
Shares issued in reinvestment of distributions .......... 42,337 628,619 23,118 337,502
Shares redeemed ............................... (131,902) (2,146,312) (22,113) (365,951)
Net increase (decrease) .......................... (18,097) $(367,212) 24,586 $359,360
Class R6
Class R6 Shares:
Six Months ended June 30, 2022
Shares sold ................................... 548 $7,314 435 $6,000
Shares issued in reinvestment of distributions .......... 233 2,765 784 9,064
Shares redeemed ............................... (2) (38) — —
Net increase (decrease) .......................... 779 $10,041 1,219 $15,064
Year ended December 31, 2021
Shares sold ................................... 327,590 $5,312,608 340,093 $5,572,350
Shares issued in reinvestment of distributions .......... 978 14,707 4,036 59,699
Shares redeemed ............................... (2,286,573) (38,600,192) (1,975,209) (33,879,693)
Net increase (decrease) .......................... (1,958,005) $(33,272,877) (1,631,080) $(28,247,644)
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2022
Shares sold ................................... 30,254 $417,879 42,238 $593,047
Shares issued in reinvestment of distributions .......... 9,264 109,941 3,606 41,575
Shares redeemed ............................... (15,717) (210,883) (6,264) (81,448)
Net increase (decrease) .......................... 23,801 $316,937 39,580 $553,174
Year ended December 31, 2021
Shares sold ................................... 24,576 $396,685 22,682 $372,451
Shares issued in reinvestment of distributions .......... 40,058 603,559 11,918 175,331
Shares redeemed ............................... (25,324) (419,902) (2,996) (48,537)
Net increase (decrease) .......................... 39,310 $580,342 31,604 $499,245
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2022
Shares sold
a
................................... 438,990 $6,018,167 279,829 $3,695,140
Shares issued in reinvestment of distributions .......... 182,467 2,168,100 74,795 854,975
Shares redeemed ............................... (333,957) (4,514,191) (382,486) (5,096,704)
Net increase (decrease) .......................... 287,500 $3,672,076 (27,862) $(546,589)
Year ended December 31, 2021
Shares sold
a
................................... 736,080 $12,605,794 628,036 $10,661,579
Shares issued in reinvestment of distributions .......... 849,185 13,083,221 433,200 6,411,353
Shares redeemed ............................... (577,974) (9,884,880) (291,313) (4,775,024)
Net increase (decrease) .......................... 1,007,291 $15,804,135 769,923 $12,297,908
Class C
Class C Shares:
Six Months ended June 30, 2022
Shares sold ................................... 99,637 $1,327,336 67,835 $877,297
Shares issued in reinvestment of distributions .......... 32,224 366,664 19,472 218,856
Shares redeemed
a
.............................. (150,041) (2,032,509) (81,508) (1,081,446)
Net increase (decrease) .......................... (18,180) $(338,509) 5,799 $14,707
Year ended December 31, 2021
Shares sold ................................... 154,021 $2,551,169 123,755 $2,065,942
Shares issued in reinvestment of distributions .......... 167,778 2,488,961 117,416 1,716,159
Shares redeemed
a
.............................. (343,510) (5,730,047) (132,180) (2,241,230)
Net increase (decrease) .......................... (21,711) $(689,917) 108,991 $1,540,871
Class R
Class R Shares:
Six Months ended June 30, 2022
Shares sold ................................... 22,747 $308,344 50,928 $636,472
Shares issued in reinvestment of distributions .......... 7,576 89,426 5,390 61,643
Shares redeemed ............................... (36,766) (516,509) (33,007) (435,916)
Net increase (decrease) .......................... (6,443) $(118,739) 23,311 $262,199
Year ended December 31, 2021
Shares sold ................................... 42,492 $730,310 33,070 $560,640
Shares issued in reinvestment of distributions .......... 38,951 595,892 33,649 498,620
Shares redeemed ............................... (26,296) (444,410) (96,208) (1,581,384)
Net increase (decrease) .......................... 55,147 $881,792 (29,489) $(522,124)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2022
Shares sold ................................... 728 $10,785 393 $5,060
Capital contributions ............................. — 129
b
— 2
b
Shares issued in reinvestment of distributions .......... 2 25 — —
Shares redeemed ............................... (674) (9,394) (115) (1,498)
Net increase (decrease) .......................... 56 $1,545 278 $3,564
Year ended December 31, 2021
Shares sold ................................... 246,381 $4,211,143 279,109 $4,774,889
Shares issued in reinvestment of distributions .......... 48 835 54 879
Shares redeemed ............................... (1,721,200) (30,874,568) (1,718,603) (30,767,288)
Net increase (decrease) .......................... (1,474,771) $(26,662,590) (1,439,440) $(25,991,520)
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2022
Shares sold ................................... 5,503 $74,582 17,547 $231,415
Shares issued in reinvestment of distributions .......... 3,905 46,930 3,084 35,601
Shares redeemed ............................... (4,233) (57,625) (2,228) (28,009)
Net increase (decrease) .......................... 5,175 $63,887 18,403 $239,007
Year ended December 31, 2021
Shares sold ................................... 25,416 $434,424 6,394 $109,125
Shares issued in reinvestment of distributions .......... 18,300 284,717 13,570 203,092
Shares redeemed ............................... (8,782) (146,179) (1,369) (24,149)
Net increase (decrease) .......................... 34,934 $572,962 18,595 $288,068
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2022
Shares sold
a
................................... 249,775 $2,981,442 95,186 $999,117
Shares issued in reinvestment of distributions .......... 51,412 531,312 2,870 25,504
Shares redeemed ............................... (100,625) (1,192,834) (1,952) (20,228)
Net increase (decrease) .......................... 200,562 $2,319,920 96,104 $1,004,393
Year ended December 31, 2021
c
Shares sold
a
................................... 392,623 $5,682,892 38,966 $425,182
Shares issued in reinvestment of distributions .......... 213,346 2,852,970 1,321 14,893
Shares redeemed ............................... (189,747) (2,753,809) (11,462) (117,866)
Net increase (decrease) .......................... 416,222 $5,782,053 28,825 $322,209
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended June 30, 2022
Shares sold ................................... 80,193 $928,307 9,030 $90,582
Shares issued in reinvestment of distributions .......... 17,201 173,209 299 2,657
Shares redeemed
a
.............................. (44,039) (512,731) (516) (5,318)
Net increase (decrease) .......................... 53,355 $588,785 8,813 $87,921
Year ended December 31, 2021
c
Shares sold ................................... 129,120 $1,846,042 6,853 $77,148
Shares issued in reinvestment of distributions .......... 76,168 994,120 228 2,565
Shares redeemed
a
.............................. (108,345) (1,531,221) (1,079) (12,304)
Net increase (decrease) .......................... 96,943 $1,308,941 6,002 $67,409
Class R
Class R Shares:
Six Months ended June 30, 2022
Shares sold ................................... 16,145 $188,147 68 $700
Shares issued in reinvestment of distributions .......... 2,705 27,797 56 497
Shares redeemed ............................... (6,557) (78,854) — —
Net increase (decrease) .......................... 12,293 $137,090 124 $1,197
Year ended December 31, 2021
c
Shares sold ................................... 26,931 $389,407 3,207 $34,334
Shares issued in reinvestment of distributions .......... 11,253 149,684 116 1,302
Shares redeemed ............................... (10,394) (152,358) (3) (12)
Net increase (decrease) .......................... 27,790 $386,733 3,320 $35,624
Class R6
Class R6 Shares:
Six Months ended June 30, 2022
Shares sold ................................... 417 $5,173 — $—
Contributions .................................. — 76
b
— 1
b
Shares redeemed ............................... (603) (7,468) — —
Net increase (decrease) .......................... (186) $(2,219) — $1
Year ended December 31, 2021
c
Shares sold ................................... 260,819 $3,744,627 3,695 $40,469
Shares issued in reinvestment of distributions .......... 134 1,854 — —
Shares redeemed ............................... (1,155,363) (17,557,654) (2,695) (31,240)
Net increase (decrease) .......................... (894,410) $(13,811,173) 1,000 $9,229
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management and Asset Allocation Fees
The Funds, except Franklin LifeSmart
TM
Retirement Income Fund, pay an asset allocation fee, calculated daily and paid monthly, to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.
Franklin LifeSmart
TM
Retirement Income Fund pays an investment management fee, calculated daily and paid monthly, to  Advisers of 0.25% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2022
Shares sold ................................... 2,651 $30,222 458 $4,436
Shares issued in reinvestment of distributions .......... 1,406 14,571 43 382
Shares redeemed ............................... (628) (7,847) — —
Net increase (decrease) .......................... 3,429 $36,946 501 $4,818
Year ended December 31, 2021
c
Shares sold ................................... 7,070 $103,158 97,373 $977,734
Shares issued in reinvestment of distributions .......... 6,179 82,789 65 731
Shares redeemed ............................... (3,212) (46,236) — —
Net increase (decrease) .......................... 10,037 $139,711 97,438 $978,465
a
May include a portion of Class C shares that were automatically converted to Class A.
b
An affiliate of the Fund voluntarily made a capital contribution to the Fund. This contribution was made to reimburse the Fund for previously over-accrued transfer agent fees.
The affiliate did not receive any shares of the Fund or other consideration in exchange for making this cash contribution.
c
For the period January 29, 2021 (commencement of operations) to December 31, 2021 for Franklin LifeSmart
TM
2060 Retirement Target Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $5,655 $1,923 $11,799 $9,999
CDSC retained ........................... $370 $616 $2,337 $2,026
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $13,842 $8,751 $12,975 $10,793
CDSC retained ........................... $700 $474 $707 $717
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $9,948 $3,493
CDSC retained ............................................................. $1,210 $34
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Transfer agent fees ........................ $33,043 $19,130 $71,155 $48,714
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Transfer agent fees ........................ $84,835 $51,981 $82,415 $66,783
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Transfer agent fees .......................................................... $72,893 $5,954
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management and asset allocation fees paid by the Funds are waived on assets invested in
Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the period ended June 30, 2022, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ — $ 2,927,059 $ (110,888) $ (9,380) $ (410,330) $ 2,396,461 253,326 $ 21,154
BrandywineGLOBAL - Global
Opportunities Bond Fund - USD
Hedged, Class IS ........... 2,864,272 — (2,843,896) (205,165) 184,789 — — —
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 4,644,204 999,811 (381,579) (14,879) (733,196) 4,514,361 241,668 102,214
Franklin Liberty High Yield
Corporate ETF ............ 2,877,203 103,416 (161,151) (20,215) (444,623) 2,354,630 106,980 65,316
Franklin Liberty Investment Grade
Corporate ETF ............ 3,435,358 160,907 (190,031) (36,744) (524,904) 2,844,586 131,329 48,878
Franklin Liberty U.S. Core Bond
ETF .................... 5,216,759 146,399 (318,776) (32,143) (590,352) 4,421,887 199,769 55,969
Franklin U.S. Core Equity (IU) Fund 2,308,371 113,114 (637,499) 125,499 (521,719) 1,387,766 114,032 7,966
Franklin U.S. Government
Securities Fund, Class R6 ..... 5,769,024 152,688 (3,131,883) (319,068) (147,149) 2,323,612 434,320 63,237
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 515,239 7,920,127 (8,129,125) — — 306,241 306,241 364
Templeton Developing Markets
Trust, Class R6 ............ 550,869 27,380 — — (127,488) 450,761 26,025 —
Templeton Foreign Fund, Class R6 1,160,475 — (92,625) 7,714 (116,286) 959,278 151,306 —
Western Asset Income Fund, Class
IS ..................... 5,753,705 2,539,255 (337,760) (38,956) (811,173) 7,105,071 1,366,360 127,499
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short Duration High
Income Fund, Class I ........ $ 5,227,049 $ 913,607 $ (342,223) $ (30,654) $ (674,756) $ 5,093,023 1,095,274 $ 138,706
Total Non-Controlled Affiliates $40,322,528 $16,003,763 $(16,677,436) $(573,991) $(4,917,187) $34,157,677 $631,303
Total Affiliated Securities .... $40,322,528 $16,003,763 $(16,677,436) $(573,991) $(4,917,187) $34,157,677 $631,303
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,213,493 303,693 (142,101) (18,303) (182,013) 1,174,769 124,183 10,290
ClearBridge Large Cap Value Fund,
Class IS ................. 2,169,022 47,039 (781,174) 16,512 (263,127) 1,188,272 35,156 10,010
Franklin Emerging Market Core
Equity (IU) Fund ........... 630,569 416,841 (58,598) (4,962) (138,686) 845,164 90,295 5,521
Franklin FTSE Europe ETF .... 253,373 10,079 (226,077) 39,689 (77,064) — — —
Franklin Growth Fund, Class R6 . 4,373,598 480,541 (967,937) 51,692 (1,153,091) 2,784,803 25,052 —
Franklin International Core Equity
(IU) Fund ................ 2,866,263 559,310 (565,748) (115,207) (539,935) 2,204,683 224,968 25,847
Franklin International Growth Fund,
Class R6 ................ 496,395 111,652 (81,864) (13,913) (164,171) 348,099 24,445 —
Franklin Liberty High Yield
Corporate ETF ............ 1,595,822 136,929 (610,897) (56,261) (160,146) 905,447 41,138 31,598
Franklin Liberty International
Aggregate Bond ETF ........ 1,183,504 46,165 (395,556) (23,528) (29,703) 780,882 33,746 —
Franklin Liberty Investment Grade
Corporate ETF ............ 705,533 560,960 (218,728) (33,856) (105,207) 908,702 41,953 11,573
Franklin Liberty Senior Loan ETF 887,464 26,766 (893,869) (22,034) 1,673 — — 7,885
Franklin Liberty Systematic Style
Premia ETF .............. 229,241 182,245 (57,220) (10,197) 8,489 352,558 16,360 —
Franklin Liberty U.S. Core Bond
ETF .................... 7,966,338 887,199 (2,091,136) (124,351) (715,543) 5,922,507 267,563 73,980
Franklin Liberty U.S. Treasury Bond
ETF .................... 1,417,988 158,554 (235,647) (29,482) (94,459) 1,216,954 55,798 7,311
Franklin LibertyQ U.S. Equity ETF 881,483 1,267,720 (218,835) 22,140 (229,065) 1,723,443 44,453 9,567
Franklin U.S. Core Equity (IU) Fund 8,822,202 366,709 (1,679,665) (47,713) (1,456,889) 6,004,644 493,397 33,025
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 3 4,181,460 (3,707,650) — — 473,813 473,813 336
Templeton Developing Markets
Trust, Class R6 ............ 605,500 503,867 (367,671) (49,710) (129,843) 562,143 32,456 —
Templeton Foreign Fund, Class R6 1,041,988 40,073 (506,791) 37,947 (91,407) 521,810 82,304 —
Western Asset Core Plus Bond
Fund, Class IS ............ 2,694,526 1,576,023 (257,428) (52,160) (609,040) 3,351,921 339,263 48,099
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 1,073,847 $ 256,819 $ (175,396) $ (10,093) $ (56,816) $ 1,088,361 297,367 $ 10,302
Total Non-Controlled Affiliates $41,108,152 $12,120,644 $(14,239,988) $(443,790) $(6,186,043) $32,358,975 $285,344
Total Affiliated Securities .... $41,108,152 $12,120,644 $(14,239,988) $(443,790) $(6,186,043) $32,358,975 $285,344
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,825,250 704,296 (288,472) (35,566) (431,983) 2,773,525 293,184 24,276
ClearBridge Large Cap Value Fund,
Class IS ................. 7,900,941 135,706 (2,534,589) 36,427 (970,902) 4,567,583 135,136 37,440
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,097,498 840,343 (134,680) (18,106) (560,731) 3,224,324 344,479 20,557
Franklin FTSE Europe ETF .... 968,159 23,469 (849,800) 114,254 (256,082) — — —
Franklin Growth Fund, Class R6 . 15,972,227 1,581,880 (2,722,422) (128,459) (4,007,188) 10,696,038 96,222 —
Franklin International Core Equity
(IU) Fund ................ 10,898,437 2,051,402 (2,011,852) (404,489) (2,083,757) 8,449,741 862,219 97,359
Franklin International Growth Fund,
Class R6 ................ 1,895,053 402,142 (280,754) (55,942) (625,044) 1,335,455 93,782 —
Franklin Liberty High Yield
Corporate ETF ............ 4,185,999 392,435 (1,569,718) (144,400) (427,193) 2,437,123 110,728 83,301
Franklin Liberty International
Aggregate Bond ETF ........ 2,773,811 44,623 (850,590) (49,804) (74,754) 1,843,286 79,658 —
Franklin Liberty Investment Grade
Corporate ETF ............ 1,852,156 1,439,878 (480,196) (91,622) (273,936) 2,446,280 112,940 30,568
Franklin Liberty Senior Loan ETF 2,329,560 46,022 (2,322,832) (57,363) 4,613 — — 20,568
Franklin Liberty Systematic Style
Premia ETF .............. 739,420 574,191 (163,351) (29,596) 23,813 1,144,477 53,108 —
Franklin Liberty U.S. Core Bond
ETF .................... 21,191,518 2,362,217 (5,409,572) (303,307) (1,900,712) 15,940,144 720,133 195,099
Franklin Liberty U.S. Treasury Bond
ETF .................... 3,722,764 417,992 (541,654) (68,180) (255,867) 3,275,055 150,163 19,353
Franklin LibertyQ U.S. Equity ETF 3,222,872 4,613,250 (583,801) 62,573 (849,570) 6,465,324 166,761 35,981
Franklin U.S. Core Equity (IU) Fund 31,756,777 1,062,108 (4,061,425) (133,546) (5,525,023) 23,098,891 1,898,019 124,813
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 13 12,387,159 (10,841,029) — — 1,546,143 1,546,143 1,223
Templeton Developing Markets
Trust, Class R6 ............ 3,024,775 1,238,985 (1,346,771) (256,090) (503,754) 2,157,145 124,546 —
Templeton Foreign Fund, Class R6 3,978,852 83,675 (1,860,281) 213,909 (415,349) 2,000,806 315,584 —
Western Asset Core Plus Bond
Fund, Class IS ............ 7,031,491 4,311,392 (592,389) (123,392) (1,606,001) 9,021,101 913,067 127,036
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 2,802,314 $ 804,001 $ (401,671) $ (23,042) $ (156,530) $ 3,025,072 826,522 $ 27,946
Total Non-Controlled Affiliates $132,169,887 $35,517,166 $(39,847,849) $(1,495,741) $(20,895,950) $105,447,513 $845,520
Total Affiliated Securities .... $132,169,887 $35,517,166 $(39,847,849) $(1,495,741) $(20,895,950) $105,447,513 $845,520
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 949,870 307,713 (93,123) (13,335) (152,805) 998,320 105,531 8,720
ClearBridge Large Cap Value Fund,
Class IS ................. 3,999,208 208,205 (1,146,686) (6,418) (505,220) 2,549,089 75,417 20,288
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,692,004 494,729 (81,536) (10,716) (308,045) 1,786,436 190,859 11,266
Franklin FTSE Europe ETF .... 523,170 21,238 (467,266) 59,595 (136,737) — — —
Franklin Growth Fund, Class R6 . 8,283,384 1,251,118 (1,288,386) (201,329) (2,022,554) 6,022,233 54,176 —
Franklin International Core Equity
(IU) Fund ................ 5,972,992 1,085,790 (1,031,347) (188,760) (1,172,460) 4,666,215 476,144 52,950
Franklin International Growth Fund,
Class R6 ................ 1,027,329 264,459 (176,095) (44,679) (327,346) 743,668 52,224 —
Franklin Liberty High Yield
Corporate ETF ............ 1,453,397 241,651 (574,532) (54,362) (152,563) 913,591 41,508 30,059
Franklin Liberty International
Aggregate Bond ETF ........ 952,832 80,587 (322,594) (19,460) (24,355) 667,010 28,825 —
Franklin Liberty Investment Grade
Corporate ETF ............ 642,233 590,359 (183,999) (35,319) (96,146) 917,128 42,342 11,030
Franklin Liberty Senior Loan ETF 808,503 50,267 (839,785) (20,378) 1,393 — — 7,307
Franklin Liberty Systematic Style
Premia ETF .............. 340,401 301,682 (86,619) (15,117) 12,109 552,456 25,636 —
Franklin Liberty U.S. Core Bond
ETF .................... 7,385,589 1,411,307 (2,034,069) (121,210) (665,078) 5,976,539 270,004 70,082
Franklin Liberty U.S. Treasury Bond
ETF .................... 1,292,686 271,593 (221,377) (27,806) (87,498) 1,227,598 56,286 7,073
Franklin LibertyQ U.S. Equity ETF 1,667,543 2,661,065 (244,868) 9,343 (442,849) 3,650,234 94,151 19,974
Franklin U.S. Core Equity (IU) Fund 16,273,762 863,301 (1,347,435) (84,356) (2,959,726) 12,745,546 1,047,292 67,850
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 6 7,988,471 (7,105,243) — — 883,234 883,234 658
Templeton Developing Markets
Trust, Class R6 ............ 1,665,712 716,859 (743,723) (137,477) (288,216) 1,213,155 70,044 —
Templeton Foreign Fund, Class R6 2,149,699 123,484 (1,047,784) 47,770 (159,453) 1,113,716 175,665 —
Western Asset Core Plus Bond
Fund, Class IS ............ 2,386,772 1,880,330 (268,441) (56,764) (559,289) 3,382,608 342,369 45,966
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 951,538 $ 482,408 $ (171,252) $ (10,339) $ (56,427) $ 1,195,928 326,756 $ 10,592
Total Non-Controlled Affiliates $60,418,630 $21,296,616 $(19,476,160) $(931,117) $(10,103,265) $51,204,704 $363,815
Total Affiliated Securities .... $60,418,630 $21,296,616 $(19,476,160) $(931,117) $(10,103,265) $51,204,704 $363,815
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,615,481 464,023 (148,774) (17,189) (258,069) 1,655,472 174,997 14,465
ClearBridge Large Cap Value Fund,
Class IS ................. 8,922,369 359,239 (2,424,108) 9,958 (1,138,610) 5,728,848 169,493 44,677
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,371,726 474,738 (81,824) (12,287) (732,090) 4,020,263 429,515 25,153
Franklin FTSE Europe ETF .... 1,171,645 32,073 (1,031,022) 125,126 (297,822) — — —
Franklin Growth Fund, Class R6 . 17,952,826 2,139,822 (1,791,200) (257,504) (4,627,967) 13,415,977 120,691 —
Franklin International Core Equity
(IU) Fund ................ 13,487,630 2,204,170 (2,145,973) (396,407) (2,640,128) 10,509,292 1,072,377 117,739
Franklin International Growth Fund,
Class R6 ................ 2,291,201 495,753 (313,110) (62,445) (765,693) 1,645,706 115,569 —
Franklin Liberty High Yield
Corporate ETF ............ 2,028,077 340,960 (783,663) (73,514) (216,682) 1,295,178 58,845 42,387
Franklin Liberty International
Aggregate Bond ETF ........ 1,583,181 74,710 (485,408) (28,715) (43,762) 1,100,006 47,537 —
Franklin Liberty Investment Grade
Corporate ETF ............ 896,955 798,092 (211,026) (41,662) (142,304) 1,300,055 60,021 15,553
Franklin Liberty Senior Loan ETF 1,128,497 54,128 (1,156,240) (28,507) 2,122 — — 10,165
Franklin Liberty Systematic Style
Premia ETF .............. 674,767 571,346 (147,699) (26,048) 20,758 1,093,124 50,725 —
Franklin Liberty U.S. Core Bond
ETF .................... 10,119,465 1,887,635 (2,439,632) (147,853) (948,772) 8,470,843 382,690 98,646
Franklin Liberty U.S. Treasury Bond
ETF .................... 1,802,137 380,708 (281,647) (34,952) (126,092) 1,740,154 79,787 10,034
Franklin LibertyQ U.S. Equity ETF 3,636,971 7,493,598 (1,167,614) 86,801 (1,144,248) 8,905,508 229,701 52,366
Franklin U.S. Core Equity (IU) Fund 33,981,989 149,503 — — (6,560,254) 27,571,238 2,265,508 149,503
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 9 10,687,530 (9,133,027) — — 1,554,512 1,554,512 1,351
Templeton Developing Markets
Trust, Class R6 ............ 4,233,465 1,060,056 (1,563,422) (260,137) (751,542) 2,718,420 156,953 —
Templeton Foreign Fund, Class R6 4,599,997 128,981 (2,008,858) 193,063 (449,306) 2,463,877 388,624 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,411,230 2,600,813 (355,441) (77,104) (784,656) 4,794,842 485,308 64,803
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 1,359,316 $ 850,827 $ (260,967) $ (15,271) $ (84,908) $ 1,848,997 505,191 $ 16,059
Total Non-Controlled Affiliates $119,268,934 $33,248,705 $(27,930,655) $(1,064,647) $(21,690,025) $101,832,312 $662,901
Total Affiliated Securities .... $119,268,934 $33,248,705 $(27,930,655) $(1,064,647) $(21,690,025) $101,832,312 $662,901
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 3,398,026 216,576 (866,331) (10,329) (438,548) 2,299,394 68,029 17,518
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,734,895 177,495 (28,907) (4,438) (291,246) 1,587,799 169,637 9,933
Franklin FTSE Europe ETF .... 472,518 12,727 (416,333) 53,233 (122,145) — — —
Franklin Growth Fund, Class R6 . 7,148,048 940,198 (763,641) (148,315) (1,792,671) 5,383,619 48,431 —
Franklin International Core Equity
(IU) Fund ................ 5,285,608 1,028,199 (918,609) (148,133) (1,062,681) 4,184,384 426,978 47,058
Franklin International Growth Fund,
Class R6 ................ 922,300 279,522 (213,862) (31,958) (295,795) 660,207 46,363 —
Franklin Liberty High Yield
Corporate ETF ............ 452,306 143,637 (208,124) (20,314) (47,304) 320,201 14,548 9,855
Franklin Liberty Investment Grade
Corporate ETF ............ 200,653 209,477 (46,674) (8,330) (33,951) 321,175 14,828 3,622
Franklin Liberty Senior Loan ETF 251,349 18,645 (264,117) (6,213) 336 — — 2,262
Franklin Liberty Systematic Style
Premia ETF .............. 239,667 214,005 (60,588) (9,935) 8,242 391,391 18,162 —
Franklin Liberty U.S. Core Bond
ETF .................... 2,291,989 767,856 (713,480) (48,152) (201,984) 2,096,229 94,702 22,858
Franklin Liberty U.S. Treasury Bond
ETF .................... 402,432 161,209 (96,402) (7,073) (29,506) 430,660 19,746 2,378
Franklin LibertyQ U.S. Equity ETF 1,420,823 3,786,310 (222,645) (4,197) (546,282) 4,434,009 114,367 26,428
Franklin U.S. Core Equity (IU) Fund 12,432,235 54,696 — — (2,400,054) 10,086,877 828,831 54,695
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 4 5,860,092 (5,050,426) — — 809,670 809,670 521
Templeton Developing Markets
Trust, Class R6 ............ 1,719,000 432,165 (670,042) (100,756) (285,807) 1,094,560 63,196 —
Templeton Foreign Fund, Class R6 1,893,431 151,742 (959,425) 39,532 (136,352) 988,928 155,982 —
Western Asset Core Plus Bond
Fund, Class IS ............ 740,382 795,691 (154,906) (30,968) (163,538) 1,186,661 120,107 15,082
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 295,463 $ 349,427 $ (97,594) $ (5,790) $ (19,748) $ 521,758 142,557 $ 4,219
Total Non-Controlled Affiliates $41,301,129 $15,599,669 $(11,752,106) $(492,136) $(7,859,034) $36,797,522 $216,429
Total Affiliated Securities .... $41,301,129 $15,599,669 $(11,752,106) $(492,136) $(7,859,034) $36,797,522 $216,429
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 7,191,500 343,221 (1,869,948) (4,450) (927,058) 4,733,265 140,037 36,066
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,137,604 103,155 (311,872) (21,512) (615,554) 3,291,821 351,690 20,566
Franklin FTSE Europe ETF .... 1,014,785 31,080 (897,192) 92,661 (241,334) — — —
Franklin Growth Fund, Class R6 . 14,715,308 1,569,250 (1,105,417) (181,583) (3,836,816) 11,160,742 100,403 —
Franklin International Core Equity
(IU) Fund ................ 11,638,898 1,787,610 (2,154,540) (397,382) (2,158,251) 8,716,335 889,422 98,432
Franklin International Growth Fund,
Class R6 ................ 1,984,318 360,603 (304,987) (49,002) (647,448) 1,343,484 94,346 —
Franklin Liberty Systematic Style
Premia ETF .............. 472,196 383,647 (111,527) (19,398) 16,057 740,975 34,384 —
Franklin Liberty U.S. Core Bond
ETF .................... 2,021,752 1,366,446 (732,919) (66,503) (196,846) 2,391,930 108,061 25,324
Franklin LibertyQ U.S. Equity ETF 2,950,427 6,330,321 (204,018) 53,694 (1,104,375) 8,026,049 207,017 50,157
Franklin U.S. Core Equity (IU) Fund 26,748,484 117,679 — — (5,163,819) 21,702,344 1,783,266 117,679
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 6 7,648,370 (6,704,228) — — 944,148 944,148 895
Templeton Developing Markets
Trust, Class R6 ............ 4,030,870 479,103 (1,374,516) (261,622) (631,548) 2,242,287 129,462 —
Templeton Foreign Fund, Class R6 4,040,920 81,008 (1,865,945) 157,911 (362,998) 2,050,896 323,485 —
Western Asset Core Plus Bond
Fund, Class IS ............ 2,028,708 1,399,570 (655,611) (91,211) (287,131) 2,394,325 242,341 30,136
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 448,859 $ (59,343) $ (1,909) $ (13,820) $ 373,787 102,128 $ 2,691
Total Non-Controlled Affiliates $82,975,776 $22,449,922 $(18,352,063) $(790,306) $(16,170,941) $70,112,388 $381,946
Total Affiliated Securities .... $82,975,776 $22,449,922 $(18,352,063) $(790,306) $(16,170,941) $70,112,388 $381,946
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 3,364,181 316,753 (1,094,583) (14,503) (406,156) 2,165,692 64,074 16,087
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,915,868 181,716 (301,358) (16,642) (275,147) 1,504,437 160,730 9,044
Franklin FTSE Europe ETF .... 518,116 37,995 (488,219) 68,458 (136,350) — — —
Franklin Growth Fund, Class R6 . 7,205,622 1,683,631 (1,956,377) (222,075) (1,624,703) 5,086,098 45,755 —
Franklin International Core Equity
(IU) Fund ................ 5,437,449 1,058,150 (1,343,512) (171,098) (1,011,219) 3,969,770 405,079 43,955
Franklin International Growth Fund,
Class R6 ................ 1,015,837 241,822 (323,238) (39,652) (282,305) 612,464 43,010 —
Franklin Liberty Systematic Style
Premia ETF .............. 227,056 198,057 (100,979) (10,772) 9,091 322,453 14,963 —
Franklin Liberty U.S. Core Bond
ETF .................... — 589,646 (246,521) (11,958) (6,336) 324,831 14,675 2,368
Franklin LibertyQ U.S. Equity ETF 1,434,368 4,485,098 (700,850) (8,266) (591,990) 4,618,360 119,122 28,305
Franklin U.S. Core Equity (IU) Fund 11,032,966 48,539 — — (2,129,924) 8,951,581 735,545 48,539
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 4 5,108,456 (4,559,997) — — 548,463 548,463 407
Templeton Developing Markets
Trust, Class R6 ............ 2,033,777 375,952 (987,384) (115,870) (276,819) 1,029,656 59,449 —
Templeton Foreign Fund, Class R6 2,110,317 156,937 (1,252,991) 61,524 (140,801) 934,986 147,474 —
Western Asset Core Plus Bond
Fund, Class IS ............ 204,076 373,796 (223,265) (23,085) (4,486) 327,036 33,101 3,106
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 193,071 $ (23,698) $ (794) $ (5,909) $ 162,670 44,445 $ 1,153
Total Non-Controlled Affiliates $36,499,637 $15,049,619 $(13,602,972) $(504,733) $(6,883,054) $30,558,497 $152,964
Total Affiliated Securities .... $36,499,637 $15,049,619 $(13,602,972) $(504,733) $(6,883,054) $30,558,497 $152,964
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 2,028,956 290,554 (520,890) (14,273) (272,480) 1,511,867 44,730 11,175
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,222,321 65,042 (47,270) (3,875) (192,565) 1,043,653 111,501 6,320
Franklin FTSE Europe ETF .... 302,761 21,873 (279,290) 46,084 (91,428) — — —
Franklin Growth Fund, Class R6 . 4,236,751 850,637 (311,288) (74,093) (1,139,041) 3,562,966 32,053 —
Franklin International Core Equity
(IU) Fund ................ 3,420,945 712,657 (591,361) (91,242) (697,603) 2,753,396 280,959 30,199
Franklin International Growth Fund,
Class R6 ................ 593,953 178,582 (133,232) (18,585) (191,539) 429,179 30,139 —
Franklin Liberty Systematic Style
Premia ETF .............. 132,055 128,941 (35,026) (3,838) 2,807 224,939 10,438 —
Franklin Liberty U.S. Core Bond
ETF .................... — 386,067 (146,823) (8,011) (4,438) 226,795 10,246 1,622
Franklin LibertyQ U.S. Equity ETF 839,344 3,204,996 (31,105) 1,572 (458,667) 3,556,140 91,724 21,979
Franklin U.S. Core Equity (IU) Fund 7,253,054 31,910 — — (1,400,209) 5,884,755 483,546 31,910
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 2 3,100,174 (2,705,729) — — 394,447 394,447 308
Templeton Developing Markets
Trust, Class R6 ............ 1,193,793 243,221 (440,403) (89,411) (186,409) 720,791 41,616 —
Templeton Foreign Fund, Class R6 1,234,222 143,692 (661,017) 19,981 (81,966) 654,912 103,298 —
Western Asset Core Plus Bond
Fund, Class IS ............ 127,578 263,255 (144,195) (15,236) (3,248) 228,154 23,093 2,125
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin LifeSmart
TM
Retirement Income Fund, so that the
operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 136,619 $ (18,526) $ (612) $ (3,997) $ 113,484 31,007 $ 799
Total Non-Controlled Affiliates $22,585,735 $9,758,220 $(6,066,155) $(251,539) $(4,720,783) $21,305,478 $106,437
Total Affiliated Securities .... $22,585,735 $9,758,220 $(6,066,155) $(251,539) $(4,720,783) $21,305,478 $106,437
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. 121,636 98,380 (51,826) (3,996) (22,741) 141,453 4,185 1,017
Franklin Emerging Market Core
Equity (IU) Fund ........... 71,054 48,866 (3,111) (439) (18,349) 98,021 10,472 577
Franklin FTSE Europe ETF .... 19,596 14,535 (30,165) (2,082) (1,884) — — —
Franklin Growth Fund, Class R6 . 252,340 224,467 (43,489) (5,513) (94,100) 333,705 3,002 —
Franklin International Core Equity
(IU) Fund ................ 203,327 166,901 (43,977) (9,494) (59,529) 257,228 26,248 2,743
Franklin International Growth Fund,
Class R6 ................ 36,231 39,879 (18,843) (3,736) (13,003) 40,528 2,846 —
Franklin Liberty Systematic Style
Premia ETF .............. 8,047 21,846 (8,772) (91) (148) 20,882 969 —
Franklin Liberty U.S. Core Bond
ETF .................... — 36,980 (14,856) (737) (359) 21,028 950 142
Franklin LibertyQ U.S. Equity ETF 50,745 413,404 (10,989) (425) (50,302) 402,433 10,380 2,501
Franklin U.S. Core Equity (IU) Fund 381,307 205,510 (3,234) (791) (103,028) 479,764 39,422 2,619
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 16,296 586,447 (562,605) — — 40,138 40,138 29
Templeton Developing Markets
Trust, Class R6 ............ 71,685 75,537 (54,061) (21,466) (3,721) 67,974 3,925 —
Templeton Foreign Fund, Class R6 74,879 54,306 (59,684) (3,551) (4,309) 61,641 9,722 —
Western Asset Core Plus Bond
Fund, Class IS ............ 7,062 27,548 (11,632) (1,211) (372) 21,395 2,166 194
Western Asset Short-Term Bond
Fund, Class IS ............ — 13,399 (2,336) (79) (341) 10,643 2,908 75
Total Non-Controlled Affiliates $1,314,205 $2,028,005 $(919,580) $(53,611) $(372,186) $1,996,833 $9,897
Total Affiliated Securities .... $1,314,205 $2,028,005 $(919,580) $(53,611) $(372,186) $1,996,833 $9,897
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Fund other than Class R6 do not exceed 0.05%, and for Class R6 do not exceed 0.00% based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds, except Franklin LifeSmart
TM
Retirement Income Fund,
so that the expenses (including acquired fund fees and expenses but excluding interest expense, distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds does not exceed 0.45% based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.00% based on the average net assets of the class until April 30, 2023.
h. Other Affiliated Transactions
At June 30, 2022, Templeton International Inc. owned 41.3% of Franklin LifeSmart
TM
2060 Retirement Target Fund’s
outstanding shares. Investment activities of this investment company could have a material impact on the Fund.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended June 30, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, the deferred losses were as follows:
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin LifeSmart™
2020 Retirement
Target Fund
Franklin LifeSmart™
2025 Retirement
Target Fund
Franklin LifeSmart™
2030 Retirement
Target Fund
Franklin LifeSmart™
2035 Retirement
Target Fund
Post-October capital loss ................... $15,081 $62,000 $6,716 $8,047
Franklin LifeSmart™
2045 Retirement
Target Fund
Franklin LifeSmart™
2055 Retirement
Target Fund
Franklin LifeSmart™
2060 Retirement
Target Fund
Post-October capital loss ................... $15,799 $10,561 $2,022
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of return of capital distributions, short term capital gains distributions from Underlying Funds, wash sales, non-
deductible expenses and offering costs.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, were as follows:
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
a a a a a
Cost of investments ....................... $55,204,350 $36,794,139 $115,344,672 $55,870,666
Unrealized appreciation ..................... $288,100 $1,567,453 $7,861,978 $3,032,673
Unrealized depreciation ..................... (7,115,175) (3,096,613) (8,738,866) (3,678,387)
Net unrealized appreciation (depreciation) ....... $(6,827,075) $(1,529,160) $(876,888) $(645,714)
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
a a a a a
Cost of investments ....................... $106,575,529 $37,792,648 $69,837,726 $30,593,767
Unrealized appreciation ..................... $8,915,310 $3,088,573 $7,139,742 $2,723,177
Unrealized depreciation ..................... (6,281,868) (1,584,151) (3,088,400) (1,057,966)
Net unrealized appreciation (depreciation) ....... $2,633,442 $1,504,422 $4,051,342 $1,665,211
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
a a a
Cost of investments ......................................................... $22,069,702 $2,434,881
Unrealized appreciation ....................................................... $1,281,604 $432
Unrealized depreciation ....................................................... (849,396) (322,743)
Net unrealized appreciation (depreciation) ......................................... $432,208 $(322,311)
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Purchases .............................. $8,168,781 $9,034,272 $26,225,043 $14,746,018
Sales .................................. $9,021,423 $11,265,805 $31,349,993 $13,448,764
5. Income Taxes
(continued)

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7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2022, the
Funds did not use the Global Credit Facility.
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Purchases .............................. $24,557,955 $10,469,730 $15,141,783 $10,758,288
Sales .................................. $22,180,669 $8,644,080 $14,575,972 $12,034,520
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Purchases ................................................................ $7,022,228 $1,542,869
Sales .................................................................... $4,595,192 $506,100
6. Investment Transactions
(continued)

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10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 42,900,504 $ — $ — $ 42,900,504
Index-Linked Notes ...................... — 5,170,530 — 5,170,530
Short Term Investments ................... 306,241 — — 306,241
Total Investments in Securities ........... $43,206,745 $5,170,530 $— $48,377,275
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 34,788,078 — — 34,788,078
Short Term Investments ................... 473,813 3,088 — 476,901
Total Investments in Securities ........... $35,261,891 $3,088 $— $35,264,979
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 112,797,627 — — 112,797,627
Short Term Investments ................... 1,546,143 124,014 — 1,670,157
Total Investments in Securities ........... $114,343,770 $124,014 $— $114,467,784
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 54,327,159 — — 54,327,159
Short Term Investments ................... 883,234 14,559 — 897,793
Total Investments in Securities ........... $55,210,393 $14,559 $— $55,224,952
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 107,604,885 — — 107,604,885
Short Term Investments ................... 1,554,512 49,574 — 1,604,086
Total Investments in Securities ........... $109,159,397 $49,574 $— $109,208,971

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11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 38,487,400 $ — $ — $ 38,487,400
Short Term Investments ................... 809,670 — — 809,670
Total Investments in Securities ........... $39,297,070 $— $— $39,297,070
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 72,889,220 — — 72,889,220
Short Term Investments ................... 944,148 55,700 — 999,848
Total Investments in Securities ........... $73,833,368 $55,700 $— $73,889,068
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 31,710,515 — — 31,710,515
Short Term Investments ................... 548,463 — — 548,463
Total Investments in Securities ........... $32,258,978 $— $— $32,258,978
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 22,107,463 — — 22,107,463
Short Term Investments ................... 394,447 — — 394,447
Total Investments in Securities ........... $22,501,910 $— $— $22,501,910
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 2,072,432 — — 2,072,432
Short Term Investments ................... 40,138 — — 40,138
Total Investments in Securities ........... $2,112,570 $— $— $2,112,570
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ETF
Exchange-Traded Fund
10. Fair Value Measurements
(continued)

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Board Approval of Investment
Management Agreements
FRANKLIN FUND ALLOCATOR SERIES
Franklin LifeSmart Retirement Income Fund
Franklin LifeSmart 2020 Retirement Target Fund
Franklin LifeSmart 2025 Retirement Target Fund
Franklin LifeSmart 2030 Retirement Target Fund
Franklin LifeSmart 2035 Retirement Target Fund
Franklin LifeSmart 2040 Retirement Target Fund
Franklin LifeSmart 2045 Retirement Target Fund
Franklin LifeSmart 2050 Retirement Target Fund
Franklin LifeSmart 2055 Retirement Target Fund
Franklin LifeSmart 2060 Retirement Target Fund
(each a Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin Fund
Allocator Series (Trust), including a majority of the trustees who are not “interested persons” (Independent Trustees) as
defined in the Investment Company Act of 1940 (1940 Act),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Trust, on behalf of each Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately as
the Board deemed appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of each
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Funds. The Board acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.

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The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2021, except for the Franklin LifeSmart 2060 Retirement
Target Fund. The Board noted that it would need more
time to evaluate the performance of the Franklin LifeSmart
2060 Retirement Target Fund as the Fund commenced
operations on January 21, 2021 and had less than $1
million in assets (comprised substantially of seed money).
The Board considered the performance returns for each
other Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Overall, the Board recalled the historic conservative nature of the LifeSmart Retirement Funds generally and the
performance of the funds in which they invest. The Board
discussed with management its ongoing evaluation of the
Funds and noted that, effective May 1, 2019, each Fund
(except for the Franklin LifeSmart Retirement Income
Fund) made changes to its glide path and asset allocation
which are characterized by both a more aggressive equity
allocation in the early years as well as continuing to adjust its allocation mix through retirement to its final landing point at
5 years post-retirement. The Board also noted that, effective
January 29, 2021, the Franklin LifeSmart Retirement Income
Fund changed its asset allocation to align its portfolio with the landing point of the glide paths of the other LifeSmart
Retirement Funds and that the other LifeSmart Retirement
Funds modified the landing point of their glide paths to be in line with the new required distribution age of 72.
Franklin LifeSmart Retirement Income Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional retirement income funds. The
Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was below the median
and in the fifth quintile (worst) of its respective Performance
Universe. The Board discussed this performance with
management and management explained that during the
past 5 years, the more aggressive “flow through” glide
paths of Fund peers have outperformed the Fund’s more
conservative “flow to” glide path with peers having a higher equity allocation and lower fixed income allocation than the
Fund. The Board noted management’s steps to address
the Fund’s underperformance, including the implementation
of the revised glide path and an increase to the Fund’s
strategic equity allocation, and concluded that the Fund’s
Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Franklin LifeSmart 2020 Retirement Target Fund - The
Performance Universe for the Fund included the Fund
and all retail and institutional mixed-asset target 2020
funds. The Fund commenced operations on July 1, 2013,
and thus has been in operation for less than ten years.
The Board noted that the Fund’s annualized income
return for the one-year period was below the median of
its Performance Universe, but for the three- and five-year
periods was above the median of its Performance Universe.
The Board also noted that the Fund’s annualized total
return for the one-year period was equal to the median of
its Performance Universe, but for the three- and five-year
periods was below the median of its Performance Universe.
The Board discussed this performance with management
and management explained that prior to May 1, 2019, the
Fund’s glide path was one of the most conservative amongst
its peers. Management further explained that, during the
past 5 years, the more aggressive “flow through” glide
paths of Fund peers have outperformed the Fund’s more
conservative “flow to” glide path with peers having a higher equity allocation and lower fixed income allocation than
the Fund. Management also explained that the glide path
for the Fund shifted to a “defensive” glide path, reducing

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exposure to equity securities in April 2020, and then shifted back to a “neutral” glide path in July 2020. Management
further explained that the April 2020 shift away from equity securities adversely impacted the Funds’ performance
versus peers as the S&P 500 Index rallied by approximately
23% over the period the Fund implemented the “defensive”
glide path. The Board noted management’s steps to address
the Fund’s underperformance, including the implementation
of the revised glide path and an increase to the Fund’s
strategic equity allocation, and concluded that the Fund’s
Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Franklin LifeSmart 2025 Retirement Target Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional mixed-asset target 2025 funds. The
Board noted that the Fund’s annualized income return for
the one- and 10-year periods was below the median of its
Performance Universe, for the three-year period was above
the median of its Performance Universe, and for the five-year period was equal to the median of its Performance Universe.
The Board also noted that the Fund’s annualized total return for the three-, five- and 10-year periods was below the
median of its Performance Universe, but for the one-year
period was above the median of its Performance Universe.
The Board discussed this performance with management
and management explained that prior to May 1, 2019, the
Fund’s glide path was one of the most conservative amongst
its peers. Management further explained that, during the
past 5 years, the more aggressive “flow through” glide
paths of Fund peers have outperformed the Fund’s more
conservative “flow to” glide path with peers having a higher equity allocation and lower fixed income allocation than
the Fund. Management also explained that the glide path
for the Fund shifted to a “defensive” glide path, reducing
exposure to equity securities in April 2020, and then shifted back to a “neutral” glide path in July 2020. Management
further explained that the April 2020 shift away from equity securities adversely impacted the Fund’s performance
versus peers as the S&P 500 Index rallied by approximately
23% over the period the Fund implemented the “defensive”
glide path. The Board noted management’s steps to address
the Fund’s underperformance, including the implementation
of the revised glide path and an increase to the Fund’s
strategic equity allocation, and concluded that the Fund’s
performance was acceptable, and management’s efforts
should continue to be closely monitored.
Franklin LifeSmart 2030 Retirement Target Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional mixed-asset target 2030 funds.
The Fund commenced operations on July 1, 2013, and
thus has been in operation for less than ten years. The
Board noted that the Fund’s annualized income return for
the one-, three and five-year periods was below the median
of its Performance Universe. The Board also noted that
the Fund’s annualized total return for the one-year period
was above the median of its Performance Universe, but
for the three- and five-year periods was below the median
of its Performance Universe. The Board discussed this
performance with management and management explained
that prior to May 1, 2019, the Fund’s glide path was one
of the most conservative amongst its peers. Management
further explained that, during the past 5 years, the more
aggressive “flow through” glide paths of Fund peers have
outperformed the Fund’s more conservative “flow to” glide
path with peers having a higher equity allocation and
lower fixed income allocation than the Fund. Management
also explained that the glide path for the Fund shifted
to a “defensive” glide path, reducing exposure to equity
securities in April 2020, and then shifted back to a “neutral”
glide path in July 2020. Management further explained that
the April 2020 shift away from equity securities adversely
impacted the Funds’ performance versus peers as the S&P
500 Index rallied by approximately 23% over the period
the Fund implemented the “defensive” glide path. The
Board noted management’s steps to address the Fund’s
underperformance, including the implementation of the
revised glide path and an increase to the Fund’s strategic
equity allocation, and concluded that the Fund’s performance was acceptable, and management’s efforts should continue
to be closely monitored.
Franklin LifeSmart 2035 Retirement Target Fund - The
Performance Universe for the Fund included the Fund
and all retail and institutional mixed-asset target 2035
funds. The Board noted that the Fund’s annualized income
return and the Fund’s annualized total return for the one-,
three-, five- and 10-year periods were below the median
of its Performance Universe. The Board discussed this
performance with management and management explained
that prior to May 1, 2019, the Fund’s glide path was one
of the most conservative amongst its peers. Management
further explained that, during the past 5 years, the more
aggressive “flow through” glide paths of Fund peers have
outperformed the Fund’s more conservative “flow to” glide
path with peers having a higher equity allocation and
lower fixed income allocation than the Fund. Management
also explained that the glide path for the Fund shifted
to a “defensive” glide path, reducing exposure to equity

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securities in April 2020, and then shifted back to a “neutral”
glide path in July 2020. Management further explained that
the April 2020 shift away from equity securities adversely
impacted the Funds’ performance versus peers as the
S&P 500 Index rallied by approximately 23% over the
period the Fund implemented the “defensive” glide path.
The Board noted management’s steps to address the
Fund’s underperformance, including the implementation
of the revised glide path and an increase to the Fund’s
strategic equity allocation, and concluded that the Fund’s
Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Franklin LifeSmart 2040 Retirement Target Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional mixed-asset target 2040 funds.
The Fund commenced operations on July 1, 2013, thus the
Fund has been in operation for less than ten years. The
Board also noted that the Fund’s annualized income return
for the three- and five-year periods was below the median
of its Performance Universe, but for the one-year period
was above the median of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median
of its Performance Universe. The Board discussed this
performance with management and management explained
that during the past 5 years, the more aggressive “flow
through” glide paths of Fund peers have outperformed the
Fund’s more conservative “flow to” glide path with peers
having a higher equity allocation and lower fixed income
allocation than the Fund. The Board noted management’s
steps to address the Fund’s underperformance, including the
implementation of the revised glide path and an increase to
the Fund’s strategic equity allocation, and concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Franklin LifeSmart 2045 Retirement Target Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional mixed-asset target 2045 funds.
The Board noted that the Fund’s annualized total return for
the one-, three-, five- and 10-year periods was below the
median of its Performance Universe. The Board discussed
this performance with management and management
explained that during the past 5 years, the more aggressive
“flow through” glide paths of Fund peers have outperformed
the Fund’s more conservative “flow to” glide path with peers having a higher equity allocation and lower fixed income
allocation than the Fund. The Board noted management’s
steps to address the Fund’s underperformance, including the
implementation of the revised glide path and an increase to
the Fund’s strategic equity allocation, and concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Franklin LifeSmart 20 50 Retirement Target Fund and
Franklin LifeSmart 2055 Retirement Target Fund - The
Performance Universe for each of the Franklin LifeSmart
2050 Retirement Target Fund and Franklin LifeSmart 2055
Retirement Target Fund included the Fund and all retail
and institutional mixed-asset target 2050 or 2055 funds,
respectively. The Franklin LifeSmart 2050 Retirement
Target Fund commenced operations on July 1, 2013
and the Franklin LifeSmart 2055 Retirement Target Fund
commenced operations on May 1, 2015, thus each Fund
has been in operation for less than ten years. The Board
noted that the Funds’ annualized total returns for the one-, three- and five-year periods were below the medians of their respective Performance Universes. The Board discussed
this performance with management and management
explained that during the past 5 years, the more aggressive
“flow through” glide paths of Fund peers have outperformed
the Fund’s more conservative “flow to” glide path with peers having a higher equity allocation and lower fixed income
allocation than the Fund. The Board noted management’s
steps to address the Fund’s underperformance, including
the implementation of the revised glide path and an increase to the Fund’s strategic equity allocation, and concluded that each Fund’s Management Agreement should be continued
for an additional one-year period, and management’s efforts
should continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect of
fee waivers, if any (Management Rate) of each Fund, except
for the Franklin LifeSmart 2060 Retirement Target Fund,
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual

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Semiannual Report
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of
shares. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in
an Expense Group. The Board separately considered the
contractual management fee of the Franklin LifeSmart 2060
Retirement Target Fund and management’s representation
that the Fund has a pricing schedule similar to its respective retail counterparts. The Board noted that the Fund’s actual
total expense ratio reflected a fee waiver from management.
The Board concluded that the Management Rate charged to
the Fund is reasonable.
Franklin LifeSmart Retirement Income Fund - The Expense
Group for the Fund included the Fund, one other retirement
income fund and eight mixed-asset target today funds. The
Board noted that the Management Rate and actual total
expense ratio for the Fund were below the medians of its
Expense Group. The Board also noted that the Fund’s
investment management agreement permits the Fund to
pay fees for services other than asset allocation services,
including in order for the Fund to employ an income
generation strategy to generate income for its managed
distribution policy. The Board further noted that the Fund
invests in third-party mutual funds or exchange-traded funds in excess of the statutory limitations under the 1940 Act in reliance on recently adopted Rule 12d1-4 under the 1940
Act. The Board, including a majority of the Independent
Trustees, determined that the Management Rate paid by
the Fund is based on services provided that are in addition
to, rather than duplicative of, the services provided under
the investment management agreements of the underlying
funds in which the Fund invests. The Board noted that the
Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Franklin LifeSmart 2020 Retirement Target Fund - The
Expense Group for the Fund included the Fund and eight
other mixed-asset target 2020 funds. The Board noted that
the Management Rate and actual total expense ratio for the
Fund were only slightly above the median of its Expense
Group. The Board also noted that the total expense ratio
reflected a fee waiver from management. The Board
further noted that the Management Rate paid by the Fund
is solely for asset allocation services as the Fund invests
primarily in underlying funds. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Franklin LifeSmart 2025 Retirement Target Fund, Franklin
LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart
2045 Retirement Target Fund and Franklin LifeSmart 2055
Retirement Target Fund - The Expense Group for each of the
Franklin LifeSmart 2025 Retirement Target Fund, Franklin
LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart
2045 Retirement Target Fund and Franklin LifeSmart
2055 Retirement Target Fund included the Fund and ten
other mixed-asset target 2025, 2035, 2045, or 2055 funds,
respectively. The Board noted that the Management Rates
for these Funds were below the medians of their respective
Expense Groups, but their actual total expense ratios were
equal to the medians of their respective Expense Groups.
The Board also noted that each Fund’s actual total expense
ratio reflected a fee waiver from management. The Board
further noted that the Management Rate paid by each Fund
is solely for asset allocation services as each Fund invests primarily in underlying funds. The Board concluded that the
Management Rates charged to these Funds are reasonable.
Franklin LifeSmart 2030 Retirement Target Fund, Franklin
LifeSmart 2040 Retirement Target Fund and Franklin
LifeSmart 2050 Retirement Target Fund - The Expense
Group for each of the Franklin LifeSmart 2030 Retirement
Target Fund, Franklin LifeSmart 2040 Retirement Target
Fund and Franklin LifeSmart 2050 Retirement Target Fund
included the Fund and eleven other mixed-asset target
2030, 2040, or 2050 funds, respectively. The Board noted
that the Management Rates for these Funds were below the
medians of their respective Expense Groups, and that their
actual total expense ratios were less than two basis points
above the medians of their respective Expense Groups.
The Board also noted that each Fund’s actual total expense
ratio reflected a fee waiver from management. The Board
further noted that the Management Rate paid by each Fund
is solely for asset allocation services as each Fund invests primarily in underlying funds. The Board concluded that the
Management Rates charged to these Funds are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of

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Semiannual Report
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
noted that the Funds are not of a sufficient size to likely
be able to realize economies of scale and that the asset
allocation services covered by the current Management
Rate may be less likely to experience economies of scale as
assets grow.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes

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Semiannual Report
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

RTF S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Fund
Allocator Series
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Conservative Allocation Fund
Franklin Moderate Allocation Fund
Franklin Growth Allocation Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended June 30, 2022, the U.S.
economy showed progress as it continued to recover from
the COVID-19 pandemic amid declining unemployment,
rising wages and increased consumer expenditures. The
U.S. economy contracted in 2022’s first quarter given a
record trade deficit and a decline in inventory investment,
while consumer spending expanded more slowly, helped by
the reopening of businesses, widespread vaccinations and
federal assistance programs. Inflation increased during the
six-month period, influenced by pandemic-related supply
chain issues, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
During the first half of this period, the U.S. Federal Reserve continued some quantitative easing measures to bolster
credit markets and encourage economic activity. However, to
support its goals to maximize employment and return long-
term annual inflation to 2%, the Federal Reserve continued
reversing its quantitative easing measures, increasing its
monthly asset purchase tapering and ending purchases by
March 2022. The Federal Reserve also raised the federal
funds rate by 0.25% in March, 0.50% in May and 0.75% in
June, for a total of 1.50%, increasing the rate from 0.25% to
1.75% during the period. Additionally, the Federal Reserve
stated its intention to continue reducing its U.S. Treasury, government agency debt and mortgage-backed securities
holdings, and reiterated its anticipation of ongoing increases to combat inflation.
Resilient consumer demand together with persistent supply-
chain disruptions contributed to higher inflation in numerous countries, and many central banks tightened monetary
policy. China imposed new lockdowns to mitigate the spread
of COVID-19, which pressured Asian and global emerging
market stocks. International sanctions on Russia in response to its invasion of Ukraine hindered companies doing
business with Russia and disrupted global economic activity
and commodity markets. In this environment, the prices of
U.S. stocks, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), returned -20.58% (the index decreasing
from 4,766.18 to 3,785.38).
1,3
The prices of stocks in global
developed markets, as measured by the MSCI World Index,
returned -21.21% (the index decreasing from 3,231.727
to 2,546.185).
2,3
Investment-grade bonds, as measured
by the Bloomberg U.S. Aggregate Bond Index (Bloomberg
Index), posted a -10.35% total return (an index decrease
from 2,355.14 to 2,111.40), which includes reinvestment of
income and distributions, reflecting the rise in interest rates.
4
We recognize the important role of financial professionals
in today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well
positioned for the years ahead.
In addition, Franklin Fund Allocator Series’ semiannual report includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Fund Allocator Series
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2022, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 -19.96% (index total return resulting in a decrease from 9,986.70 to 7,993.43) and MSCI World Index -20.29% (index total return resulting in a decrease from 14,223.137 to 11,337.724).
4. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report
2
Contents
Semiannual Report
Economic and Market Overview 3
Franklin Conservative Allocation Fund 4
Franklin Moderate Allocation Fund 9
Franklin Growth Allocation Fund 14
Financial Highlights and Schedules of Investments 19
Financial Statements 40
Notes to Financial Statements 45
Shareholder Information 59
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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SEMIANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a -20.18%
total return for the six months ended June 30, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of the
world’s central banks to adopt less accommodative stances
regarding monetary policy. The Chinese government’s
imposition of new lockdowns to quell the spread of the
Omicron variant of COVID-19 pressured Asian and global
emerging market stocks. Russia’s invasion of Ukraine also
increased investor uncertainty, as international sanctions on
Russia constrained companies that do business with Russia
and disrupted global economic activity and commodity
markets.
In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate in March 2022 for the
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June meeting that
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest rate increases at future meetings.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
The foregoing information reflects our analysis and opinions as of June 30, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

4
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Semiannual Report
Franklin Conservative Allocation Fund
This semiannual report for Franklin Conservative Allocation
Fund covers the period ended June 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a lower level of risk.
Performance Overview
The Fund’s Class A shares posted a -14.99% cumulative
total return for the six months under review. In comparison, the Linked Franklin Conservative Allocation Fund
Benchmark-NR (Blended Benchmark-NR) posted a -16.43%
cumulative total return.
2
The Fund’s equity benchmark, the
MSCI All Country World Index (ACWI)-NR, which measures
the equity market performance of global developed and
emerging markets, posted a -20.18% cumulative total
return.
3
The Fund’s fixed income benchmark, the Bloomberg
Multiverse Index, a broad-based measure of the global fixed
income bond market, posted a -13.97% cumulative total
return.
3
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Whenever possible, we attempt to hold the same underlying
Franklin Templeton and Legg Mason funds and other
fund investments (collectively, “fund investments”) in each
Allocation Fund’s portfolio and will vary the allocation
percentages of the fund investments based upon each
Allocation Fund’s risk/return level. Under normal market
conditions, we allocate the Fund’s assets among the broad
asset classes of equity and fixed income investments by
investing primarily in a distinctly-weighted combination
of underlying funds, based on each underlying fund’s
predominant asset class and strategy. These underlying
funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities, and may also have exposure
to derivative instruments. We use the following as a general guide in allocating the Fund’s assets among the broad asset
classes: 60% fixed income funds and 40% equity funds.
When selecting equity funds, we consider the funds’ foreign
and domestic exposure, market capitalization ranges and
investment styles (growth versus value). When selecting
fixed income funds, we focus on income as a means of
diversification to help offset the risk presented by exposure to equity investments and on maximizing income appropriate
to the Fund’s risk profile. We also consider the duration and maturity of the underlying funds’ portfolios.
*The asset allocation is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it perform better than the Linked
Franklin Conservative Allocation Fund Benchmark-NR for
the six-month period ended June 30, 2022. Fund selection
overall was also positive.
Within equities, Franklin U.S. Core Equity Fund contributed
to relative performance due in part to its systematic process focused on quality, value and momentum style factors.
Franklin International Growth Fund, however, detracted from
Portfolio Composition*
6/30/22
% of Total
Net Assets
Domestic Fixed Income 54.3%
Domestic Equity 32.1%
Foreign Equity 7.9%
Foreign Fixed Income 2.0%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 2.7%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continual basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
24
.

Franklin Conservative Allocation Fund
5
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Semiannual Report
relative performance as international growth stocks were out of favor. Within fixed income, the shorter duration positioning of the Franklin Liberty International Aggregate Bond
ETF contributed to relative performance in a challenging
environment for international bonds. Meanwhile, Western
Asset Core Plus Bond Fund underperformed as it was
positioned with a view that inflation would be short lived. Its longer duration positioning negatively impacted performance
in the first half of 2022. The Allocation Fund carried an
effective tactical cash position as a hedge in a declining
market environment for both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
Conservative Allocation Fund. We look forward to serving
your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 19.7%
Franklin U.S. Core Equity (IU) Fund 16.1%
Western Asset Core Plus Bond Fund, Class IS 11.1%
Franklin Growth Fund, Class R6 7.2%
Franklin LibertyQ U.S. Equity ETF 4.0%
Franklin Liberty U.S. Treasury Bond ETF 4.0%
Western Asset Short-Term Bond Fund, Class IS 4.0%
Schwab U.S. TIPS ETF 4.0%
Franklin International Core Equity (IU) Fund 3.8%
ClearBridge Large Cap Value Fund, Class IS 3.1%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2022
Franklin Conservative Allocation Fund
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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -14.99% -19.68%
1-Year -12.33% -17.18%
5-Year +14.86% +1.65%
10-Year +48.54% +3.45%
Advisor
6-Month -14.89% -14.89%
1-Year -12.11% -12.11%
5-Year +16.31% +3.07%
10-Year +52.39% +4.30%
See page 7 for Performance Summary footnotes.

Franklin Conservative Allocation Fund
Performance Summary
7
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0810 $0.2386 $0.3196
C $0.0356 $0.2386 $0.2742
R $0.0679 $0.2386 $0.3065
R6 $0.1022 $0.2386 $0.3408
Advisor $0.0967 $0.2386 $0.3353
Total Annual Operating Expenses
5
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin Conservative Allocation Fund
8
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $850.10 $2.85 $1,021.71 $3.12 0.62%
C $1,000 $846.90 $6.28 $1,017.99 $6.86 1.37%
R $1,000 $848.60 $4.00 $1,020.47 $4.37 0.87%
R6 $1,000 $851.30 $1.36 $1,023.32 $1.49 0.30%
Advisor $1,000 $851.10 $1.70 $1,022.95 $1.86 0.37%

9
franklintempleton.com
Semiannual Report
Franklin Moderate Allocation Fund
This semiannual report for Franklin Moderate Allocation
Fund covers the period ended June 30 , 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a moderate level of risk.
Performance Overview
The Fund’s Class A shares posted a -16.81% cumulative
total return for the six months under review. In comparison, the Linked Franklin Moderate Allocation Fund Benchmark-
NR (Blended Benchmark-NR) posted a -17.68% cumulative
total return.
2
The Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures the equity
market performance of global developed and emerging
markets, posted a -20.18% cumulative total return.
3
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -13.97% cumulative total return.
3
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 11 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Whenever possible, we attempt to hold the same underlying
Franklin Templeton and Legg Mason funds and other
fund investments (collectively, “fund investments”) in each
Allocation Fund’s portfolio and will vary the allocation
percentages of the fund investments based upon each
Allocation Fund’s risk/return level. Under normal market
conditions, we allocate the Fund’s assets among the broad
asset classes of equity and fixed income investments by
investing primarily in a distinctly-weighted combination
of underlying funds, based on each underlying fund’s
predominant asset class and strategy. These underlying
funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities, and may also have exposure
to derivative instruments. We use the following as a general guide in allocating the Fund’s assets among the broad
asset classes: 60% equity funds and 40% fixed income
funds. When selecting equity funds, we consider the fund
investments’ foreign and domestic exposure, market
capitalization ranges and investment styles (growth versus
value). When selecting fixed income funds, we focus on
income as a means of diversification to help offset the
risk presented by exposure to equity investments and on
maximizing income appropriate to the Fund’s specific risk
profile. We also consider the duration and maturity of the
underlying funds’ portfolios.
*The asset allocation is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it perform better than the Linked
Franklin Moderate Allocation Fund Benchmark-NR for the
six-month period ended June 30, 2022. Fund selection
overall was also positive.
Portfolio Composition*
6/30/22
% of Total
Net Assets
Domestic Equity 48.1%
Domestic Fixed Income 35.1%
Foreign Equity 11.8%
Foreign Fixed Income 1.2%
Alternative Strategies 1.0%
Short-Term Investments & Other Net Assets 2.8%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continual basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 31 .

Franklin Moderate Allocation Fund
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Semiannual Report
Within equities, Franklin U.S. Core Equity Fund contributed
to relative performance due in part to its systematic process focused on quality, value and momentum style factors.
Franklin International Growth Fund, however, detracted from
relative performance as international growth stocks were out of favor. Within fixed income, the shorter duration positioning of the Franklin Liberty International Aggregate Bond
ETF contributed to relative performance in a challenging
environment for international bonds. Meanwhile, Western
Asset Core Plus Bond Fund underperformed as it was
positioned with a view that inflation would be short lived. Its longer duration positioning negatively impacted performance
in the first half of 2022. The Allocation Fund carried an
effective tactical cash position as a hedge in a declining
market environment for both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin
Moderate Allocation Fund. We look forward to serving your
future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 23.7%
Franklin Liberty U.S. Core Bond ETF 12.6%
Franklin Growth Fund, Class R6 10.9%
Western Asset Core Plus Bond Fund, Class IS 7.1%
Franklin LibertyQ U.S. Equity ETF 6.5%
Franklin International Core Equity (IU) Fund 5.7%
ClearBridge Large Cap Value Fund, Class IS 4.7%
Western Asset Short-Term Bond Fund, Class IS 2.9%
Franklin Liberty U.S. Treasury Bond ETF 2.6%
Schwab U.S. TIPS ETF 2.6%

Performance Summary as of June 30, 2022
Franklin Moderate Allocation Fund
11
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -16.81% -21.40%
1-Year -13.17% -17.96%
5-Year +24.92% +3.38%
10-Year +75.15% +5.17%
Advisor
6-Month -16.68% -16.68%
1-Year -12.92% -12.92%
5-Year +26.59% +4.83%
10-Year +79.65% +6.03%
See page 12 for Performance Summary footnotes.

Franklin Moderate Allocation Fund
Performance Summary
12
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Bond prices gen-
erally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline.
Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0585 $0.3801 $0.4386
C $0.0284 $0.3801 $0.4085
R $0.0456 $0.3801 $0.4257
R6 $0.0815 $0.3801 $0.4616
Advisor $0.0757 $0.3801 $0.4558
Total Annual Operating Expenses
5
Share Class
A 0.85%
Advisor 0.60%

Your Fund’s Expenses
Franklin Moderate Allocation Fund
13
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $831.90 $2.84 $1,021.69 $3.13 0.63%
C $1,000 $828.80 $6.24 $1,017.97 $6.88 1.38%
R $1,000 $830.90 $3.97 $1,020.46 $4.38 0.88%
R6 $1,000 $833.30 $1.33 $1,023.34 $1.47 0.29%
Advisor $1,000 $833.20 $1.71 $1,022.93 $1.88 0.38%

14
franklintempleton.com
Semiannual Report
Franklin Growth Allocation Fund
This semiannual report for Franklin Growth Allocation Fund
covers the period ended June 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a higher level of risk.
Performance Overview
The Fund’s Class A shares posted a -18.68% cumulative
total return for the six months under review. In comparison, the Linked Franklin Growth Allocation Fund Benchmark-NR
(Blended Benchmark-NR) posted a -18.91% cumulative
total return.
2
The Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures the equity
market performance of global developed and emerging
markets, posted a -20.18% cumulative total return.
3
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -13.97% cumulative total return.
3
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 16 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Whenever possible, we attempt to hold the same underlying
Franklin Templeton and Legg Mason funds and other
fund investments (collectively, “fund investments”) in each
Allocation Fund’s portfolio and will vary the allocation
percentages of the fund investments based upon each
Allocation Fund’s risk/return level. Under normal market
conditions, we allocate the Fund’s assets among the broad
asset classes of equity and fixed income investments by
investing primarily in a distinctly-weighted combination
of underlying funds, based on each underlying fund’s
predominant asset class and strategy. These underlying
funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities, and may also have exposure
to derivative instruments. We use the following as a general guide in allocating the Fund’s assets among the broad
asset classes: 80% equity funds and 20% fixed income
funds. When selecting equity funds, we consider the fund
investments’ foreign and domestic exposure, market
capitalization ranges and investment styles (growth versus
value). When selecting fixed income funds, we focus on
income as a means of diversification to help offset the
risk presented by exposure to equity investments and on
maximizing income appropriate to the Fund’s risk profile.
We also consider the duration and maturity of the underlying funds’ portfolios.
*The asset allocation is based on the Schedule of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s cross-asset allocation contributed to relative
performance and helped it perform better than the Linked
Franklin Growth Allocation Fund Benchmark-NR for the six-
month period ended June 30, 2022. Fund selection overall
was also positive.
Portfolio Composition*
6/30/22
% of Total
Net Assets
Domestic Equity 64.1%
Foreign Equity 16.1%
Domestic Fixed Income 15.3%
Alternative Strategies 1.0%
Foreign Fixed Income 0.8%
Short-Term Investments & Other Net Assets 2.7%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continual basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
38
.

Franklin Growth Allocation Fund
15
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Semiannual Report
Within equities, Franklin U.S. Core Equity Fund contributed
to relative performance due in part to its systematic process focused on quality, value and momentum style factors.
Franklin International Growth Fund, however, detracted from
relative performance as international growth stocks were out of favor. Within fixed income, the shorter duration positioning of the Franklin Liberty International Aggregate Bond
ETF contributed to relative performance in a challenging
environment for international bonds. Meanwhile, Western
Asset Core Plus Bond Fund underperformed as it was
positioned with a view that inflation would be short lived. Its longer duration positioning negatively impacted performance
in the first half of 2022. The Allocation Fund carried an
effective tactical cash position as a hedge in a declining
market environment for both equities and fixed income.
The Fund did not use derivatives during the reporting period.
Thank you for your continued participation in Franklin Growth
Allocation Fund. We look forward to serving your future
investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 28.2%
Franklin Growth Fund, Class R6 14.7%
Franklin LibertyQ U.S. Equity ETF 9.8%
Franklin International Core Equity (IU) Fund 7.8%
ClearBridge Large Cap Value Fund, Class IS 6.3%
Vanguard S&P 500 ETF 5.1%
Franklin Liberty U.S. Core Bond ETF 5.1%
Western Asset Core Plus Bond Fund, Class IS 2.9%
Franklin Emerging Market Core Equity (IU) Fund 2.5%
Western Asset Short-Term Bond Fund, Class IS 1.8%

Performance Summary as of June 30, 2022
Franklin Growth Allocation Fund
16
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -18.68% -23.14%
1-Year -14.21% -18.94%
5-Year +34.00% +4.83%
10-Year +107.67% +6.98%
Advisor
6-Month -18.60% -18.60%
1-Year -14.00% -14.00%
5-Year +35.70% +6.30%
10-Year +112.84% +7.85%
See page 17 for Performance Summary footnotes.

Franklin Growth Allocation Fund
Performance Summary
17
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0347 $0.5946 $0.6293
C $0.0037 $0.5946 $0.5983
R $0.0237 $0.5946 $0.6183
R6 $0.0499 $0.5946 $0.6445
Advisor $0.0454 $0.5946 $0.6400
Total Annual Operating Expenses
5
Share Class
A 0.89%
Advisor 0.64%

Your Fund’s Expenses
Franklin Growth Allocation Fund
18
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $813.20 $2.95 $1,021.54 $3.29 0.66%
C $1,000 $810.10 $6.31 $1,017.82 $7.04 1.41%
R $1,000 $812.30 $4.07 $1,020.30 $4.54 0.91%
R6 $1,000 $814.50 $1.34 $1,023.32 $1.49 0.30%
Advisor $1,000 $814.00 $1.83 $1,022.78 $2.04 0.41%

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.89 $14.95 $14.08 $13.33 $14.86 $13.74
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.23 0.22 0.32 0.39 0.20
Net realized and unrealized gains (losses) (2.31) 0.99 1.05 1.43 (0.90) 1.25
Total from investment operations ........ (2.23) 1.22 1.27 1.75 (0.51) 1.45
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.35) (0.23) (0.33) (0.38) (0.24)
Net realized gains ................. (0.24) (0.93) (0.17) (0.67) (0.64) (0.09)
Total distributions ................... (0.32) (1.28) (0.40) (1.00) (1.02) (0.33)
Net asset value, end of period .......... $12.34 $14.89 $14.95 $14.08 $13.33 $14.86
Total return
d
....................... (14.99)% 8.18% 9.30% 13.25% (3.44)% 10.58%
Ratios to average net assets
e
Expenses
f,g
........................ 0.63% 0.62% 0.63% 0.63%
h
0.63%
h
0.63%
Net investment income
c
............... 1.17% 1.47% 1.54% 2.25% 2.57% 1.37%
Supplemental data
Net assets, end of period (000’s) ........ $869,056 $1,081,071 $941,777 $839,134 $778,221 $800,141
Portfolio turnover rate ................ 24.07% 61.92% 48.36% 86.76% 30.70% 17.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2022.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.54 $14.62 $13.77 $13.06 $14.57 $13.47
Income from investment operations
a
:
Net investment income
b,c
............ 0.03 0.09 0.10 0.20 0.24 0.09
Net realized and unrealized gains (losses) (2.25) 0.99 1.05 1.40 (0.84) 1.23
Total from investment operations ........ (2.22) 1.08 1.15 1.60 (0.60) 1.32
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.04) (0.23) (0.13) (0.22) (0.27) (0.13)
Net realized gains ................. (0.24) (0.93) (0.17) (0.67) (0.64) (0.09)
Total distributions ................... (0.28) (1.16) (0.30) (0.89) (0.91) (0.22)
Net asset value, end of period .......... $12.04 $14.54 $14.62 $13.77 $13.06 $14.57
Total return
d
....................... (15.31)% 7.40% 8.51% 12.35% (4.14)% 9.80%
Ratios to average net assets
e
Expenses
f,g
........................ 1.38% 1.37% 1.38% 1.38%
h
1.38%
h
1.38%
Net investment income
c
............... 0.40% 0.61% 0.76% 1.50% 1.82% 0.62%
Supplemental data
Net assets, end of period (000’s) ........ $107,725 $152,244 $212,656 $252,407 $285,547 $423,890
Portfolio turnover rate ................ 24.07% 61.92% 48.36% 86.76% 30.70% 17.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2022.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.83 $14.88 $14.02 $13.28 $14.80 $13.69
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.18 0.18 0.28 0.33 0.16
Net realized and unrealized gains (losses) (2.31) 1.01 1.05 1.42 (0.87) 1.24
Total from investment operations ........ (2.24) 1.19 1.23 1.70 (0.54) 1.40
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.07) (0.31) (0.20) (0.29) (0.34) (0.20)
Net realized gains ................. (0.24) (0.93) (0.17) (0.67) (0.64) (0.09)
Total distributions ................... (0.31) (1.24) (0.37) (0.96) (0.98) (0.29)
Net asset value, end of period .......... $12.28 $14.83 $14.88 $14.02 $13.28 $14.80
Total return
d
....................... (15.14)% 7.99% 8.98% 12.93% (3.64)% 10.25%
Ratios to average net assets
e
Expenses
f,g
........................ 0.88% 0.87% 0.88% 0.88%
h
0.88%
h
0.88%
Net investment income
c
............... 0.97% 1.14% 1.28% 2.00% 2.32% 1.12%
Supplemental data
Net assets, end of period (000’s) ........ $46,481 $55,629 $66,208 $71,153 $80,338 $103,629
Portfolio turnover rate ................ 24.07% 61.92% 48.36% 86.76% 30.70% 17.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2022.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
0
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.87 $14.92 $14.06 $13.31 $14.84 $13.72
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.28 0.26 0.36 0.44 0.25
Net realized and unrealized gains (losses) (2.31) 1.00 1.05 1.44 (0.90) 1.25
Total from investment operations ........ (2.21) 1.28 1.31 1.80 (0.46) 1.50
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.10) (0.40) (0.28) (0.38) (0.43) (0.29)
Net realized gains ................. (0.24) (0.93) (0.17) (0.67) (0.64) (0.09)
Total distributions ................... (0.34) (1.33) (0.45) (1.05) (1.07) (0.38)
Net asset value, end of period .......... $12.32 $14.87 $14.92 $14.06 $13.31 $14.84
Total return
d
....................... (14.87)% 8.60% 9.61% 13.64% (3.11)% 10.99%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.39% 0.39% 0.40% 0.42% 0.40% 0.32%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.30% 0.30% 0.31%
g
0.29%
g
0.28%
Net investment income
c
............... 1.51% 1.78% 1.86% 2.57% 2.91% 1.72%
Supplemental data
Net assets, end of period (000’s) ........ $2,401 $2,852 $2,537 $2,364 $2,253 $2,149
Portfolio turnover rate ................ 24.07% 61.92% 48.36% 86.76% 30.70% 17.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2022.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.89 $14.95 $14.08 $13.33 $14.86 $13.74
Income from investment operations
a
:
Net investment income
b,c
............ 0.10 0.27 0.25 0.36 0.43 0.25
Net realized and unrealized gains (losses) (2.31) 0.99 1.06 1.43 (0.90) 1.24
Total from investment operations ........ (2.21) 1.26 1.31 1.79 (0.47) 1.49
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.10) (0.39) (0.27) (0.37) (0.42) (0.28)
Net realized gains ................. (0.24) (0.93) (0.17) (0.67) (0.64) (0.09)
Total distributions ................... (0.34) (1.32) (0.44) (1.04) (1.06) (0.37)
Net asset value, end of period .......... $12.34 $14.89 $14.95 $14.08 $13.33 $14.86
Total return
d
....................... (14.89)% 8.45% 9.58% 13.53% (3.19)% 10.88%
Ratios to average net assets
e
Expenses
f,g
........................ 0.38% 0.37% 0.38% 0.38%
h
0.38%
h
0.38%
Net investment income
c
............... 1.40% 1.72% 1.79% 2.50% 2.82% 1.62%
Supplemental data
Net assets, end of period (000’s) ........ $35,530 $54,537 $48,041 $44,022 $38,031 $38,934
Portfolio turnover rate ................ 24.07% 61.92% 48.36% 86.76% 30.70% 17.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.24% for the period ended June 30, 2022.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2022
Franklin Conservative Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.3%
Alternative Strategies 1.0%
a
Franklin Liberty Systematic Style Premia ETF .............................. 492,076 $ 10,604,238
Domestic Equity 32.1%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 964,812 32,610,645
a
Franklin Growth Fund, Class R6 ........................................ 686,747 76,338,826
a
Franklin LibertyQ U.S. Equity ETF ....................................... 1,105,778 42,871,013
a
Franklin U.S. Core Equity (IU) Fund ..................................... 14,053,936 171,036,395
Vanguard S&P 500 ETF .............................................. 47,061 16,324,520
339,181,399
Domestic Fixed Income 54.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,394,579 32,112,722
a
Franklin Liberty High Yield Corporate ETF ................................. 1,448,833 31,888,814
a
Franklin Liberty Investment Grade Corporate ETF ........................... 1,477,664 32,006,202
a
Franklin Liberty U.S. Core Bond ETF ..................................... 9,421,691 208,549,130
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 1,964,762 42,851,459
iShares Floating Rate Bond ETF ........................................ 531,125 26,513,760
Schwab U.S. TIPS ETF ............................................... 762,175 42,529,365
a
Western Asset Core Plus Bond Fund, Class IS ............................. 11,945,045 118,017,049
a
Western Asset Short-Term Bond Fund, Class IS ............................ 11,688,076 42,778,356
577,246,857
Foreign Equity 7.9%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,384,849 12,962,183
a
Franklin International Core Equity (IU) Fund ............................... 4,099,719 40,177,244
a
Franklin International Growth Fund, Class R6 .............................. 438,016 6,237,345
iShares Core MSCI EAFE ETF ......................................... 105,815 6,227,213
a
Templeton Developing Markets Trust, Class R6 ............................. 499,218 8,646,456
a
Templeton Foreign Fund, Class R6 ...................................... 1,502,374 9,525,050
83,775,491
Foreign Fixed Income 2.0%
a
Franklin Liberty International Aggregate Bond ETF .......................... 922,566 21,348,177
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,056,549,113) ..............................................................
1,032,156,162
a a a a
Short Term Investments 2.7%
a
Money Market Funds 2.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 27,949,915 27,949,915
Total Money Market Funds (Cost $27,949,915) ..................................
27,949,915

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 1.411%, 7/01/22 (Maturity Value $773,055)
BNP Paribas Securities Corp. (Maturity Value $423,109)
Deutsche Bank Securities, Inc. (Maturity Value $22,032)
HSBC Securities (USA), Inc. (Maturity Value $327,914)
Collateralized by U.S. Government Agency Securities, 2% - 6%, 12/28/37 - 12/20/51;
U.S. Government Agency Strips, 7/15/23; and U.S. Treasury Notes, 0.25% - 0.75%,
7/31/25 - 3/31/26 (valued at $788,725) .................................. $ 773,025 $ 773,025
Total Repurchase Agreements (Cost $773,025) ..................................
773,025
Total Short Term Investments (Cost $28,722,940 ) ................................
28,722,940
a
Total Investments (Cost $1,085,272,053) 100.0% ................................
$1,060,879,102
Other Assets, less Liabilities 0.0%
†
............................................
314,755
Net Assets 100.0% ...........................................................
$1,061,193,857
See Abbreviations on page 58 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.08 $16.17 $15.08 $14.06 $16.11 $14.86
Income from investment operations
a
:
Net investment income
b,c
............ 0.06 0.22 0.19 0.28 0.34 0.20
Net realized and unrealized gains (losses) (2.76) 1.77 1.60 2.15 (1.11) 2.01
Total from investment operations ........ (2.70) 1.99 1.79 2.43 (0.77) 2.21
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.06) (0.41) (0.22) (0.28) (0.33) (0.29)
Net realized gains ................. (0.38) (1.67) (0.48) (1.13) (0.95) (0.67)
Total distributions ................... (0.44) (2.08) (0.70) (1.41) (1.28) (0.96)
Net asset value, end of period .......... $12.94 $16.08 $16.17 $15.08 $14.06 $16.11
Total return
d
....................... (16.81)% 12.38% 12.37% 17.40% (4.82)% 14.98%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.63% 0.63% 0.64% 0.63% 0.63% 0.66%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.63%
g
0.62% 0.64%
g,h
0.63%
g,h
0.63%
g
0.65%
Net investment income
c
............... 0.85% 1.29% 1.29% 1.78% 2.02% 1.23%
Supplemental data
Net assets, end of period (000’s) ........ $1,426,397 $1,794,149 $1,573,566 $1,456,531 $1,318,198 $1,407,956
Portfolio turnover rate ................ 19.77% 56.07% 44.49% 71.70% 33.65% 16.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.49 $15.64 $14.60 $13.65 $15.66 $14.48
Income from investment operations
a
:
Net investment income
b,c
............ 0.01 0.07 0.07 0.15 0.17 0.07
Net realized and unrealized gains (losses) (2.66) 1.73 1.56 2.09 (1.02) 1.94
Total from investment operations ........ (2.65) 1.80 1.63 2.24 (0.85) 2.01
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.03) (0.28) (0.11) (0.16) (0.21) (0.16)
Net realized gains ................. (0.38) (1.67) (0.48) (1.13) (0.95) (0.67)
Total distributions ................... (0.41) (1.95) (0.59) (1.29) (1.16) (0.83)
Net asset value, end of period .......... $12.43 $15.49 $15.64 $14.60 $13.65 $15.66
Total return
d
....................... (17.12)% 11.55% 11.57% 16.52% (5.54)% 14.10%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.38% 1.37% 1.39% 1.38% 1.38% 1.41%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.38%
g
1.37%
g
1.39%
g,h
1.38%
g,h
1.38%
g
1.40%
Net investment income
c
............... 0.08% 0.43% 0.50% 1.03% 1.27% 0.48%
Supplemental data
Net assets, end of period (000’s) ........ $148,393 $205,894 $289,283 $339,845 $375,494 $568,280
Portfolio turnover rate ................ 19.77% 56.07% 44.49% 71.70% 33.65% 16.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.05 $16.15 $15.05 $14.04 $16.08 $14.82
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.17 0.15 0.23 0.27 0.14
Net realized and unrealized gains (losses) (2.75) 1.77 1.61 2.15 (1.07) 2.02
Total from investment operations ........ (2.71) 1.94 1.76 2.38 (0.80) 2.16
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.05) (0.37) (0.18) (0.24) (0.29) (0.23)
Net realized gains ................. (0.38) (1.67) (0.48) (1.13) (0.95) (0.67)
Total distributions ................... (0.43) (2.04) (0.66) (1.37) (1.24) (0.90)
Net asset value, end of period .......... $12.91 $16.05 $16.15 $15.05 $14.04 $16.08
Total return
d
....................... (16.91)% 12.05% 12.17% 17.05% (5.04)% 14.69%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.88% 0.87% 0.89% 0.88% 0.88% 0.91%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.88%
g
0.87%
g
0.89%
g,h
0.88%
g,h
0.88%
g
0.90%
Net investment income
c
............... 0.60% 1.01% 1.01% 1.53% 1.77% 0.98%
Supplemental data
Net assets, end of period (000’s) ........ $55,070 $69,211 $68,789 $78,999 $87,277 $119,920
Portfolio turnover rate ................ 19.77% 56.07% 44.49% 71.70% 33.65% 16.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.08 $16.17 $15.08 $14.06 $16.11 $14.86
Income from investment operations
a
:
Net investment income
b,c
............ 0.09 0.27 0.24 0.34 0.41 0.26
Net realized and unrealized gains (losses) (2.77) 1.78 1.60 2.15 (1.12) 2.01
Total from investment operations ........ (2.68) 2.05 1.84 2.49 (0.71) 2.27
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.47) (0.27) (0.34) (0.39) (0.35)
Net realized gains ................. (0.38) (1.67) (0.48) (1.13) (0.95) (0.67)
Total distributions ................... (0.46) (2.14) (0.75) (1.47) (1.34) (1.02)
Net asset value, end of period .......... $12.94 $16.08 $16.17 $15.08 $14.06 $16.11
Total return
d
....................... (16.67)% 12.74% 12.76% 17.81% (4.49)% 15.40%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.33% 0.33% 0.33% 0.34% 0.35% 0.30%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.29% 0.30% 0.30%
g
0.29%
g
0.29% 0.28%
Net investment income
c
............... 1.19% 1.60% 1.61% 2.12% 2.36% 1.60%
Supplemental data
Net assets, end of period (000’s) ........ $5,994 $7,261 $6,767 $6,666 $5,141 $4,492
Portfolio turnover rate ................ 19.77% 56.07% 44.49% 71.70% 33.65% 16.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.10 $16.19 $15.09 $14.07 $16.12 $14.88
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.27 0.23 0.32 0.39 0.26
Net realized and unrealized gains (losses) (2.76) 1.76 1.61 2.15 (1.11) 1.98
Total from investment operations ........ (2.68) 2.03 1.84 2.47 (0.72) 2.24
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.08) (0.45) (0.26) (0.32) (0.38) (0.33)
Net realized gains ................. (0.38) (1.67) (0.48) (1.13) (0.95) (0.67)
Total distributions ................... (0.46) (2.12) (0.74) (1.45) (1.33) (1.00)
Net asset value, end of period .......... $12.96 $16.10 $16.19 $15.09 $14.07 $16.12
Total return
d
....................... (16.68)% 12.64% 12.72% 17.68% (4.57)% 15.20%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.38% 0.38% 0.39% 0.38% 0.38% 0.41%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.38%
g
0.37% 0.39%
g,h
0.38%
g,h
0.38%
g
0.40%
Net investment income
c
............... 1.09% 1.55% 1.53% 2.03% 2.27% 1.48%
Supplemental data
Net assets, end of period (000’s) ........ $59,966 $78,346 $66,421 $61,026 $55,052 $52,575
Portfolio turnover rate ................ 19.77% 56.07% 44.49% 71.70% 33.65% 16.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2022
Franklin Moderate Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.2%
Alternative Strategies 1.0%
a
Franklin Liberty Systematic Style Premia ETF .............................. 787,848 $ 16,978,124
Domestic Equity 48.1%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 2,338,331 79,035,581
a
Franklin Growth Fund, Class R6 ........................................ 1,664,422 185,017,117
a
Franklin LibertyQ U.S. Equity ETF ....................................... 2,829,467 109,698,436
a
Franklin U.S. Core Equity (IU) Fund ..................................... 32,970,664 401,252,979
Vanguard S&P 500 ETF .............................................. 114,091 39,575,886
814,579,999
Domestic Fixed Income 35.1%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,261,041 30,849,445
a
Franklin Liberty High Yield Corporate ETF ................................. 1,484,545 32,674,835
a
Franklin Liberty Investment Grade Corporate ETF ........................... 1,514,098 32,795,363
a
Franklin Liberty U.S. Core Bond ETF ..................................... 9,653,991 213,691,091
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 2,013,197 43,907,827
iShares Floating Rate Bond ETF ........................................ 544,225 27,167,712
Schwab U.S. TIPS ETF ............................................... 780,992 43,579,354
a
Western Asset Core Plus Bond Fund, Class IS ............................. 12,206,960 120,604,763
a
Western Asset Short-Term Bond Fund, Class IS ............................ 13,661,127 49,999,726
595,270,116
Foreign Equity 11.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,344,329 31,302,920
a
Franklin International Core Equity (IU) Fund ............................... 9,879,743 96,821,484
a
Franklin International Growth Fund, Class R6 .............................. 1,048,035 14,924,020
iShares Core MSCI EAFE ETF ......................................... 253,097 14,894,758
a
Templeton Developing Markets Trust, Class R6 ............................. 1,209,223 20,943,737
a
Templeton Foreign Fund, Class R6 ...................................... 3,594,808 22,791,082
201,678,001
Foreign Fixed Income 1.2%
a
Franklin Liberty International Aggregate Bond ETF .......................... 886,213 20,506,969
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,606,505,728) ..............................................................
1,649,013,209
a a a a
Short Term Investments 2.8%
a
Money Market Funds 2.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 46,440,913 46,440,913
Total Money Market Funds (Cost $46,440,913) ..................................
46,440,913

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 1.411%, 7/01/22 (Maturity Value $1,810,252)
BNP Paribas Securities Corp. (Maturity Value $990,787)
Deutsche Bank Securities, Inc. (Maturity Value $51,592)
HSBC Securities (USA), Inc. (Maturity Value $767,873)
Collateralized by U.S. Government Agency Securities, 2% - 6%, 12/28/37 - 12/20/51;
U.S. Government Agency Strips, 7/15/23; and U.S. Treasury Notes, 0.25% - 0.75%,
7/31/25 - 3/31/26 (valued at $1,846,946) ................................ $ 1,810,181 $ 1,810,181
Total Repurchase Agreements (Cost $1,810,181) ................................
1,810,181
Total Short Term Investments (Cost $48,251,094 ) ................................
48,251,094
a
Total Investments (Cost $1,654,756,822) 100.0% ................................
$1,697,264,303
Other Assets, less Liabilities (0.0)%
†
...........................................
(1,443,728)
Net Assets 100.0% ...........................................................
$1,695,820,575
See Abbreviations on page 58 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.99 $19.64 $18.13 $16.54 $19.34 $17.43
Income from investment operations
a
:
Net investment income
b,c
............ 0.04 0.23 0.19 0.25 0.30 0.22
Net realized and unrealized gains (losses) (3.78) 2.97 2.32 3.36 (1.54) 3.12
Total from investment operations ........ (3.74) 3.20 2.51 3.61 (1.24) 3.34
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.03) (0.48) (0.22) (0.25) (0.30) (0.32)
Net realized gains ................. (0.59) (2.37) (0.78) (1.77) (1.26) (1.11)
Total distributions ................... (0.62) (2.85) (1.00) (2.02) (1.56) (1.43)
Net asset value, end of period .......... $15.63 $19.99 $19.64 $18.13 $16.54 $19.34
Total return
d
....................... (18.68)% 16.41% 14.58% 21.90% (6.45)% 19.45%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.66% 0.66% 0.68% 0.68% 0.67% 0.70%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.66%
g
0.66%
g
0.67%
h
0.65%
h
0.65%
h
0.65%
h
Net investment income
c
............... 0.49% 1.07% 1.07% 1.32% 1.48% 1.14%
Supplemental data
Net assets, end of period (000’s) ........ $988,917 $1,258,769 $1,074,822 $974,391 $837,327 $873,011
Portfolio turnover rate ................ 16.47% 59.90% 39.22% 63.65% 30.79% 16.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.24 $19.03 $17.62 $16.12 $18.81 $16.99
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.02) 0.04 0.05 0.10 0.10 0.07
Net realized and unrealized gains (losses) (3.64) 2.91 2.25 3.27 (1.43) 3.04
Total from investment operations ........ (3.66) 2.95 2.30 3.37 (1.33) 3.11
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (—)
d
(0.37) (0.11) (0.10) (0.10) (0.18)
Net realized gains ................. (0.59) (2.37) (0.78) (1.77) (1.26) (1.11)
Total distributions ................... (0.59) (2.74) (0.89) (1.87) (1.36) (1.29)
Net asset value, end of period .......... $14.99 $19.24 $19.03 $17.62 $16.12 $18.81
Total return
e
....................... (18.99)% 15.59% 13.74% 20.95% (7.13)% 18.56%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 1.41% 1.41% 1.42% 1.43% 1.42% 1.45%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.41%
h
1.41%
h
1.42%
h,i
1.40%
i
1.40%
i
1.40%
i
Net investment income (loss)
c
.......... (0.27)% 0.20% 0.28% 0.57% 0.73% 0.39%
Supplemental data
Net assets, end of period (000’s) ........ $103,591 $141,604 $186,526 $202,689 $206,933 $311,640
Portfolio turnover rate ................ 16.47% 59.90% 39.22% 63.65% 30.79% 16.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.68 $19.38 $17.89 $16.34 $19.10 $17.22
Income from investment operations
a
:
Net investment income
b,c
............ 0.02 0.16 0.14 0.18 0.22 0.15
Net realized and unrealized gains (losses) (3.72) 2.93 2.30 3.33 (1.49) 3.11
Total from investment operations ........ (3.70) 3.09 2.44 3.51 (1.27) 3.26
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.02) (0.42) (0.17) (0.19) (0.23) (0.27)
Net realized gains ................. (0.59) (2.37) (0.78) (1.77) (1.26) (1.11)
Total distributions ................... (0.61) (2.79) (0.95) (1.96) (1.49) (1.38)
Net asset value, end of period .......... $15.37 $19.68 $19.38 $17.89 $16.34 $19.10
Total return
d
....................... (18.77)% 16.14% 14.30% 21.56% (6.68)% 19.17%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.91% 0.91% 0.92% 0.93% 0.92% 0.95%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.91%
g
0.91%
g
0.92%
g,h
0.90%
h
0.90%
h
0.90%
h
Net investment income
c
............... 0.24% 0.77% 0.77% 1.07% 1.23% 0.89%
Supplemental data
Net assets, end of period (000’s) ........ $39,437 $54,097 $54,297 $62,973 $72,100 $100,258
Portfolio turnover rate ................ 16.47% 59.90% 39.22% 63.65% 30.79% 16.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.10 $19.73 $18.20 $16.60 $19.40 $17.48
Income from investment operations
a
:
Net investment income
b,c
............ 0.08 0.29 0.26 0.32 0.40 0.31
Net realized and unrealized gains (losses) (3.81) 3.01 2.34 3.37 (1.57) 3.12
Total from investment operations ........ (3.73) 3.30 2.60 3.69 (1.17) 3.43
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.05) (0.56) (0.29) (0.32) (0.37) (0.40)
Net realized gains ................. (0.59) (2.37) (0.78) (1.77) (1.26) (1.11)
Total distributions ................... (0.64) (2.93) (1.07) (2.09) (1.63) (1.51)
Net asset value, end of period .......... $15.73 $20.10 $19.73 $18.20 $16.60 $19.40
Total return
d
....................... (18.55)% 16.85% 15.06% 22.30% (6.07)% 19.90%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.34% 0.34% 0.35% 0.37% 0.36% 0.31%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.30% 0.30% 0.30%
g
0.27%
g
0.28%
g
0.25%
g
Net investment income
c
............... 0.85% 1.37% 1.44% 1.70% 1.85% 1.54%
Supplemental data
Net assets, end of period (000’s) ........ $4,175 $5,434 $5,592 $4,806 $4,224 $3,364
Portfolio turnover rate ................ 16.47% 59.90% 39.22% 63.65% 30.79% 16.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.12 $19.76 $18.22 $16.61 $19.42 $17.49
Income from investment operations
a
:
Net investment income
b,c
............ 0.07 0.28 0.24 0.30 0.36 0.26
Net realized and unrealized gains (losses) (3.81) 2.98 2.34 3.38 (1.56) 3.15
Total from investment operations ........ (3.74) 3.26 2.58 3.68 (1.20) 3.41
Less distributions from:
Net investment income and short term
gains received from Underlying funds and
exchange traded funds .............. (0.05) (0.53) (0.26) (0.30) (0.35) (0.37)
Net realized gains ................. (0.59) (2.37) (0.78) (1.77) (1.26) (1.11)
Total distributions ................... (0.64) (2.90) (1.04) (2.07) (1.61) (1.48)
Net asset value, end of period .......... $15.74 $20.12 $19.76 $18.22 $16.61 $19.42
Total return
d
....................... (18.60)% 16.71% 14.90% 22.22% (6.23)% 19.77%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.41% 0.41% 0.43% 0.43% 0.42% 0.45%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.41%
g
0.41%
g
0.42%
h
0.40%
h
0.40%
h
0.40%
h
Net investment income
c
............... 0.74% 1.32% 1.32% 1.57% 1.73% 1.39%
Supplemental data
Net assets, end of period (000’s) ........ $47,478 $60,851 $51,693 $44,684 $38,685 $38,912
Portfolio turnover rate ................ 16.47% 59.90% 39.22% 63.65% 30.79% 16.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.22% for the period ended June 30, 2022.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2022
Franklin Growth Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.3%
Alternative Strategies 1.0%
a
Franklin Liberty Systematic Style Premia ETF .............................. 550,732 $ 11,868,275
Domestic Equity 64.1%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 2,197,709 74,282,552
a
Franklin Growth Fund, Class R6 ........................................ 1,564,636 173,924,973
a
Franklin LibertyQ U.S. Equity ETF ....................................... 3,003,001 116,426,349
a
Franklin U.S. Core Equity (IU) Fund ..................................... 27,426,253 333,777,494
Vanguard S&P 500 ETF .............................................. 175,492 60,874,665
759,286,033
Domestic Fixed Income 15.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 1,519,832 14,377,611
a
Franklin Liberty High Yield Corporate ETF ................................. 421,581 9,278,998
a
Franklin Liberty Investment Grade Corporate ETF ........................... 429,972 9,313,193
a
Franklin Liberty U.S. Core Bond ETF ..................................... 2,741,613 60,685,604
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 571,718 12,469,170
iShares Floating Rate Bond ETF ........................................ 154,550 7,715,136
Schwab U.S. TIPS ETF ............................................... 221,790 12,375,882
a
Western Asset Core Plus Bond Fund, Class IS ............................. 3,477,133 34,354,074
a
Western Asset Short-Term Bond Fund, Class IS ............................ 5,821,841 21,307,939
181,877,607
Foreign Equity 16.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,143,210 29,420,443
a
Franklin International Core Equity (IU) Fund ............................... 9,410,168 92,219,645
a
Franklin International Growth Fund, Class R6 .............................. 980,147 13,957,293
iShares Core MSCI EAFE ETF ......................................... 237,847 13,997,296
a
Templeton Developing Markets Trust, Class R6 ............................. 1,094,569 18,957,935
a
Templeton Foreign Fund, Class R6 ...................................... 3,288,021 20,846,053
189,398,665
Foreign Fixed Income 0.8%
a
Franklin Liberty International Aggregate Bond ETF .......................... 412,999 9,556,797
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,066,668,171) ..............................................................
1,151,987,377
a a a a
Short Term Investments 2.8%
a
Money Market Funds 2.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 33,265,319 33,265,319
Total Money Market Funds (Cost $33,265,319) ..................................
33,265,319

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement, 1.411%, 7/01/22 (Maturity Value $438,605)
BNP Paribas Securities Corp. (Maturity Value $240,057)
Deutsche Bank Securities, Inc. (Maturity Value $12,501)
HSBC Securities (USA), Inc. (Maturity Value $186,047)
Collateralized by U.S. Government Agency Securities, 2% - 6%, 12/28/37 - 12/20/51;
U.S. Government Agency Strips, 7/15/23; and U.S. Treasury Notes, 0.25% - 0.75%,
7/31/25 - 3/31/26 (valued at $447,496) .................................. $ 438,588 $ 438,588
Total Repurchase Agreements (Cost $438,588) ..................................
438,588
Total Short Term Investments (Cost $33,703,907 ) ................................
33,703,907
a
Total Investments (Cost $1,100,372,078) 100.1% ................................
$1,185,691,284
Other Assets, less Liabilities (0.1)% ...........................................
(2,093,372)
Net Assets 100.0% ...........................................................
$1,183,597,912
See Abbreviations on page 58 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $99,790,148 $139,436,808 $109,255,747
Cost - Controlled affiliates (Note 3 f ) .......................... — 521,842,700 447,634,152
Cost - Non-controlled affiliates (Note 3 f ) ...................... 984,708,880 991,667,133 543,043,591
Cost - Unaffiliated repurchase agreements .................... 773,025 1,810,181 438,588
Value - Unaffiliated issuers ................................ $91,594,858 $125,217,710 $94,962,979
Value - Controlled affiliates (Note 3 f ) ......................... — 529,377,383 455,417,582
Value - Non-controlled affiliates (Note 3 f ) ...................... 968,511,219 1,040,859,029 634,872,135
Value - Unaffiliated repurchase agreements .................... 773,025 1,810,181 438,588
Receivables:
Investment securities sold ................................. 19,142,142 27,739,303 16,259,888
Capital shares sold ...................................... 568,967 243,936 683,305
Dividends and interest ................................... 82,136 523,105 268,429
Total assets ........................................ 1,080,672,347 1,725,770,647 1,202,902,906
Liabilities:
Payables:
Investment securities purchased ............................ 16,284,978 25,913,754 16,963,729
Capital shares redeemed ................................. 2,227,993 2,611,049 1,218,133
Asset allocation fees ..................................... 234,369 350,155 304,584
Distribution fees ........................................ 293,757 450,190 314,020
Transfer agent fees ...................................... 189,382 307,433 343,630
Trustees' fees and expenses ............................... 387 327 397
Distributions to shareholders ............................... 117,603 109,828 38,337
Funds advanced by custodian ............................... 15,099 24,487 17,237
Accrued expenses and other liabilities ......................... 114,922 182,849 104,927
Total liabilities ....................................... 19,478,490 29,950,072 19,304,994
Net assets, at value ............................... $1,061,193,857 $1,695,820,575 $1,183,597,912
Net assets consist of:
Paid-in capital ........................................... $1,099,976,331 $1,675,685,056 $1,100,524,337
Total distributable earnings (losses) ........................... (38,782,474) 20,135,519 83,073,575
Net assets, at value ............................... $1,061,193,857 $1,695,820,575 $1,183,597,912

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Class A:
Net assets, at value ..................................... $869,055,949 $1,426,397,417 $988,916,747
Shares outstanding ...................................... 70,423,095 110,216,906 63,263,748
Net asset value per share
a
................................ $12.34 $12.94 $15.63
Maximum offering price per share (net asset value per share ÷ 94.50%,
94.50% and 94.50%, respectively) .......................... $13.06 $13.69 $16.54
Class C:
Net assets, at value ..................................... $107,725,456 $148,392,564 $103,591,259
Shares outstanding ...................................... 8,947,272 11,941,989 6,912,164
Net asset value and maximum offering price per share
a
........... $12.04 $12.43 $14.99
Class R:
Net assets, at value ..................................... $46,480,791 $55,070,412 $39,436,839
Shares outstanding ...................................... 3,784,377 4,265,423 2,566,226
Net asset value and maximum offering price per share ........... $12.28 $12.91 $15.37
Class R6:
Net assets, at value ..................................... $2,401,218 $5,994,363 $4,175,341
Shares outstanding ...................................... 194,889 463,295 265,482
Net asset value and maximum offering price per share ........... $12.32 $12.94 $15.73
Advisor Class:
Net assets, at value ..................................... $35,530,443 $59,965,819 $47,477,726
Shares outstanding ...................................... 2,879,031 4,628,700 3,016,086
Net asset value and maximum offering price per share ........... $12.34 $12.96 $15.74
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $1,535,589 $1,948,227 $1,204,775
Controlled affiliates (Note 3 f ) ............................... — 3,522,457 3,077,381
Non-controlled affiliates (Note 3 f ) ........................... 9,206,375 8,560,448 3,397,593
Interest:
Unaffiliated issuers ...................................... 2,676 5,249 3,649
Total investment income ................................. 10,744,640 14,036,381 7,683,398
Expenses:
Asset allocation fees (Note 3 a ) ............................... 1,498,904 2,384,721 1,672,438
Distribution fees: (Note 3c )
    Class A .............................................. 1,212,865 1,995,099 1,391,090
    Class C .............................................. 642,293 871,313 604,339
    Class R .............................................. 129,180 153,110 115,180
Transfer agent fees: (Note 3e )
    Class A .............................................. 508,138 894,507 772,181
    Class C .............................................. 67,143 97,704 83,934
    Class R .............................................. 27,100 34,322 31,989
    Class R6 ............................................. 1,513 2,087 1,511
    Advisor Class .......................................... 24,079 39,007 37,048
Custodian fees (Note 4 ) .................................... 396 576 404
Reports to shareholders fees ................................ 39,542 66,292 52,772
Registration and filing fees .................................. 45,828 49,850 51,041
Professional fees ......................................... 29,462 30,200 28,799
Trustees' fees and expenses ................................ 6,233 9,586 6,869
Other .................................................. 11,761 18,511 14,092
Total expenses ....................................... 4,244,437 6,646,885 4,863,687
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (31,320) (50,436) (35,534)
Net expenses ....................................... 4,213,117 6,596,449 4,828,153
Net investment income .............................. 6,531,523 7,439,932 2,855,245
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (1,480,869) (1,982,268) (1,206,515)
Controlled affiliates (Note 3 f ) ............................. — (9,174,938) (5,833,911)
Non-controlled affiliates (Note 3 f ) .......................... (11,546,072) (8,299,466) 5,501,336
Net realized gain (loss) ................................ (13,026,941) (19,456,672) (1,539,090)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (11,138,970) (20,034,172) (23,007,538)
Controlled affiliates (Note 3 f ) ............................. — (126,745,677) (109,187,479)
Non-controlled affiliates (Note 3 f ) .......................... (180,491,394) (196,812,948) (148,567,490)
Net change in unrealized appreciation (depreciation) .......... (191,630,364) (343,592,797) (280,762,507)
Net realized and unrealized gain (loss) .......................... (204,657,305) (363,049,469) (282,301,597)
Net increase (decrease) in net assets resulting from operations ........ $(198,125,782) $(355,609,537) $(279,446,352)

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
Franklin Conservative Allocation Fund Franklin Moderate Allocation Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $6,531,523 $17,784,737 $7,439,932 $24,931,210
Net realized gain (loss) ............ (13,026,941) 116,406,605 (19,456,672) 267,612,917
Net change in unrealized appreciation
(depreciation) ................. (191,630,364) (30,826,627) (343,592,797) (50,875,245)
Net increase (decrease) in net
assets resulting from operations . (198,125,782) 103,364,715 (355,609,537) 241,668,882
Distributions to shareholders:
Class A ........................ (22,293,279) (86,399,978) (47,245,371) (209,165,195)
Class C ........................ (2,436,689) (11,677,282) (4,780,214) (24,425,442)
Class R ........................ (1,139,766) (4,419,238) (1,760,670) (8,018,288)
Class R6 ....................... (65,278) (235,873) (210,598) (857,248)
Advisor Class ................... (982,731) (4,543,024) (2,087,719) (9,375,978)
Total distributions to shareholders ..... (26,917,743) (107,275,395) (56,084,572) (251,842,151)
Capital share transactions: (Note 2 )
Class A ........................ (29,962,700) 146,064,064 (23,678,397) 234,619,766
Class C ........................ (20,340,796) (63,095,079) (19,513,325) (88,089,263)
Class R ........................ 616,763 (11,035,523) (903,944) 499,570
Class R6 ....................... 38,374 325,049 163,758 537,584
Advisor Class ................... (10,447,346) 6,764,713 (3,415,728) 12,642,693
Total capital share transactions ....... (60,095,705) 79,023,224 (47,347,636) 160,210,350
Net increase (decrease) in net
assets ..................... (285,139,230) 75,112,544 (459,041,745) 150,037,081
Net assets:
Beginning of period ................ 1,346,333,087 1,271,220,543 2,154,862,320 2,004,825,239
End of period ..................... $1,061,193,857 $1,346,333,087 $1,695,820,575 $2,154,862,320

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
Franklin Growth Allocation Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,855,245 $14,136,976
Net realized gain (loss) ................................................. (1,539,090) 210,926,900
Net change in unrealized appreciation (depreciation) ........................... (280,762,507) (5,734,706)
Net increase (decrease) in net assets resulting from operations ................ (279,446,352) 219,329,170
Distributions to shareholders:
Class A ............................................................. (38,483,692) (160,033,262)
Class C ............................................................. (4,018,601) (18,823,850)
Class R ............................................................. (1,532,701) (6,956,107)
Class R6 ............................................................ (169,039) (717,514)
Advisor Class ........................................................ (1,876,580) (7,939,547)
Total distributions to shareholders .......................................... (46,080,613) (194,470,280)
Capital share transactions: (Note 2 )
Class A ............................................................. 594,116 168,099,386
Class C ............................................................. (8,269,549) (51,602,781)
Class R ............................................................. (3,420,402) (1,550,874)
Class R6 ............................................................ (99,404) (296,846)
Advisor Class ........................................................ (435,886) 8,318,607
Total capital share transactions ............................................ (11,631,125) 122,967,492
Net increase (decrease) in net assets ................................... (337,158,090) 147,826,382
Net assets:
Beginning of period ..................................................... 1,520,756,002 1,372,929,620
End of period .......................................................... $1,183,597,912 $1,520,756,002

Franklin Fund Allocator Series
45
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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
eighteen separate funds, three of which are included in this report (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Funds invest primarily in
mutual funds (Underlying Funds) and exchange traded
funds (ETFs), including affiliated funds managed by Franklin
Templeton (FT Underlying Funds). The Funds offer five
classes of shares: Class A, Class C, Class R, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sale charges, voting rights
on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports, in which each Fund
invests, is available on the U.S. Securities and Exchange
Commission (SEC) website at sec.gov. The Underlying
Funds’ shareholder reports are not covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as
indicated in the Schedules of Investments, had been entered
into on June 30, 2022.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
46
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Semiannual Report
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
and realized capital gain distributions by Underlying Funds
and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
47
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2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2022
Shares sold
a
................................... 4,793,668 $65,693,300 5,876,067 $86,341,424
Shares issued in reinvestment of distributions .......... 1,750,538 21,816,384 3,580,960 46,617,660
Shares redeemed ............................... (8,709,106) (117,472,384) (10,792,844) (156,637,481)
Net increase (decrease) .......................... (2,164,900) $(29,962,700) (1,335,817) $(23,678,397)
Year ended December 31, 2021
Shares sold
a
................................... 14,924,061 $231,532,249 17,078,662 $292,335,001
Shares issued in reinvestment of distributions .......... 5,641,836 84,506,851 12,695,548 206,253,870
Shares redeemed ............................... (10,986,767) (169,975,036) (15,509,066) (263,969,105)
Net increase (decrease) .......................... 9,579,130 $146,064,064 14,265,144 $234,619,766
Class C
Class C Shares:
Six Months ended June 30, 2022
Shares sold ................................... 575,076 $7,715,589 853,180 $12,094,138
Shares issued in reinvestment of distributions .......... 200,715 2,420,101 381,736 4,758,981
Shares redeemed
a
.............................. (2,297,356) (30,476,486) (2,588,654) (36,366,444)
Net increase (decrease) .......................... (1,521,565) $(20,340,796) (1,353,738) $(19,513,325)
Year ended December 31, 2021
Shares sold ................................... 2,430,528 $36,552,182 2,654,138 $43,455,760
Shares issued in reinvestment of distributions .......... 792,779 11,589,606 1,551,141 24,279,944
Shares redeemed
a
.............................. (7,301,383) (111,236,867) (9,408,070) (155,824,967)
Net increase (decrease) .......................... (4,078,076) $(63,095,079) (5,202,791) $(88,089,263)
Class R
Class R Shares:
Six Months ended June 30, 2022
Shares sold ................................... 1,217,919 $16,753,312 293,976 $4,289,110
Shares issued in reinvestment of distributions .......... 91,938 1,139,764 135,624 1,758,149
Shares redeemed ............................... (1,276,576) (17,276,313) (476,165) (6,951,203)
Net increase (decrease) .......................... 33,281 $616,763 (46,565) $(903,944)
Year ended December 31, 2021
Shares sold ................................... 381,609 $5,848,627 466,541 $7,885,871
Shares issued in reinvestment of distributions .......... 296,128 4,419,140 494,163 8,008,064
Shares redeemed ............................... (1,374,701) (21,303,290) (909,188) (15,394,365)
Net increase (decrease) .......................... (696,964) $(11,035,523) 51,516 $499,570
Class R6

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
48
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Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2022
Shares sold ................................... 16,031 $221,717 24,368 $361,507
Shares issued in reinvestment of distributions .......... 5,227 65,278 16,116 210,598
Shares redeemed ............................... (18,132) (248,621) (28,795) (408,347)
Net increase (decrease) .......................... 3,126 $38,374 11,689 $163,758
Year ended December 31, 2021
Shares sold ................................... 31,789 $488,983 57,590 $985,504
Shares issued in reinvestment of distributions .......... 15,757 235,873 52,769 857,248
Shares redeemed ............................... (25,796) (399,807) (77,237) (1,305,168)
Net increase (decrease) .......................... 21,750 $325,049 33,122 $537,584
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2022
Shares sold ................................... 390,248 $5,406,970 595,944 $8,783,621
Shares issued in reinvestment of distributions .......... 69,827 873,135 144,487 1,888,839
Shares redeemed ............................... (1,243,013) (16,727,451) (978,183) (14,088,188)
Net increase (decrease) .......................... (782,938) $(10,447,346) (237,752) $(3,415,728)
Year ended December 31, 2021
Shares sold ................................... 1,061,339 $16,381,493 1,330,334 $22,629,505
Shares issued in reinvestment of distributions .......... 240,672 3,607,232 515,427 8,385,092
Shares redeemed ............................... (854,332) (13,224,012) (1,082,185) (18,371,904)
Net increase (decrease) .......................... 447,679 $6,764,713 763,576 $12,642,693
Franklin Growth Allocation Fund
Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2022
Shares sold
a
................................... 3,300,207 $59,606,473
Shares issued in reinvestment of distributions .......... 2,421,021 38,068,766
Shares redeemed ............................... (5,411,848) (97,081,123)
Net increase (decrease) .......................... 309,380 $594,116
Year ended December 31, 2021
Shares sold
a
................................... 8,658,427 $183,957,942
Shares issued in reinvestment of distributions .......... 7,832,959 158,202,987
Shares redeemed ............................... (8,260,018) (174,061,543)
Net increase (decrease) .......................... 8,231,368 $168,099,386
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
49
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Franklin Growth Allocation Fund
Shares Amount
Class C Shares:
Six Months ended June 30, 2022
Shares sold ................................... 586,917 $10,208,923
Shares issued in reinvestment of distributions .......... 266,012 4,006,002
Shares redeemed
a
.............................. (1,302,518) (22,484,474)
Net increase (decrease) .......................... (449,589) $(8,269,549)
Year ended December 31, 2021
Shares sold ................................... 1,271,518 $25,846,031
Shares issued in reinvestment of distributions .......... 964,036 18,775,043
Shares redeemed
a
.............................. (4,674,532) (96,223,855)
Net increase (decrease) .......................... (2,438,978) $(51,602,781)
Class R
Class R Shares:
Six Months ended June 30, 2022
Shares sold ................................... 124,580 $2,197,557
Shares issued in reinvestment of distributions .......... 99,015 1,530,409
Shares redeemed ............................... (406,305) (7,148,368)
Net increase (decrease) .......................... (182,710) $(3,420,402)
Year ended December 31, 2021
Shares sold ................................... 235,209 $4,899,326
Shares issued in reinvestment of distributions .......... 349,129 6,942,891
Shares redeemed ............................... (638,662) (13,393,091)
Net increase (decrease) .......................... (54,324) $(1,550,874)
Class R6
Class R6 Shares:
Six Months ended June 30, 2022
Shares sold ................................... 9,945 $180,507
Shares issued in reinvestment of distributions .......... 10,678 169,039
Shares redeemed ............................... (25,544) (448,950)
Net increase (decrease) .......................... (4,921) $(99,404)
Year ended December 31, 2021
Shares sold ................................... 50,946 $1,076,066
Shares issued in reinvestment of distributions .......... 35,286 717,514
Shares redeemed ............................... (99,315) (2,090,426)
Net increase (decrease) .......................... (13,083) $(296,846)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
50
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Asset Allocation Fees
The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying
Funds and ETFs.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans,
Franklin Growth Allocation Fund
Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2022
Shares sold ................................... 261,760 $4,780,963
Shares issued in reinvestment of distributions .......... 106,077 1,680,467
Shares redeemed ............................... (376,455) (6,897,316)
Net increase (decrease) .......................... (8,618) $(435,886)
Year ended December 31, 2021
Shares sold ................................... 622,446 $13,154,153
Shares issued in reinvestment of distributions .......... 343,722 6,988,125
Shares redeemed ............................... (559,446) (11,823,671)
Net increase (decrease) .......................... 406,722 $8,318,607
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC ( Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
51
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the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust
Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the asset allocation fees paid directly or indirectly by the Sweep Money Fund.
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $60,859 $114,760 $110,541
CDSC retained ........................... $11,619 $32,412 $5,838
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Transfer agent fees ........................ $325,194 $594,639 $534,895
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
52
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Investments in FT Underlying Funds for the period ended June 30, 2022, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 33,637,163 $ 8,527,040 $ (4,567,054) $ (642,744) $ (4,841,683) $ 32,112,722 3,394,579 $ 283,458
ClearBridge Large Cap Value Fund,
Class IS ................. 61,114,060 2,941,887 (24,480,888) 398,944 (7,363,358) 32,610,645 964,812 269,298
Franklin Emerging Market Core
Equity (IU) Fund ........... 12,651,929 4,025,759 (1,372,295) (140,364) (2,202,846) 12,962,183 1,384,849 85,337
Franklin FTSE Europe ETF .... 5,320,689 189,357 (4,738,896) 646,220 (1,417,370) — — —
Franklin Growth Fund, Class R6 . 125,309,415 13,041,346 (30,866,482) 6,261,702 (37,407,155) 76,338,826 686,747 —
Franklin International Core Equity
(IU) Fund ................ 57,733,541 7,178,099 (11,925,577) (2,399,889) (10,408,930) 40,177,244 4,099,719 483,578
Franklin International Growth Fund,
Class R6 ................ 10,394,454 1,892,865 (2,492,839) (139,709) (3,417,426) 6,237,345 438,016 —
Franklin Liberty High Yield
Corporate ETF ............ 58,685,736 3,396,161 (22,373,374) (2,273,900) (5,545,809) 31,888,814 1,448,833 1,138,728
Franklin Liberty International
Aggregate Bond ETF ........ 33,062,382 1,227,597 (11,472,573) (687,564) (781,665) 21,348,177 922,566 —
Franklin Liberty Investment Grade
Corporate ETF ............ 25,959,352 19,550,120 (8,471,500) (1,190,805) (3,840,965) 32,006,202 1,477,664 416,638
Franklin Liberty Senior Loan ETF 32,653,456 620,178 (32,533,572) (808,194) 68,132 — — 287,088
Franklin Liberty Systematic Style
Premia ETF .............. 7,045,368 5,697,119 (2,081,490) (384,029) 327,270 10,604,238 492,076 —
Franklin Liberty U.S. Core Bond
ETF .................... 292,437,229 24,841,768 (78,337,911) (4,700,778) (25,691,178) 208,549,130 9,421,691 2,668,539
Franklin Liberty U.S. Treasury Bond
ETF .................... 52,179,875 4,209,538 (9,064,035) (1,135,504) (3,338,415) 42,851,459 1,964,762 261,888
Franklin LibertyQ U.S. Equity ETF 24,230,091 36,543,189 (12,667,713) 437,779 (5,672,333) 42,871,013 1,105,778 228,048
Franklin U.S. Core Equity (IU) Fund 247,730,250 18,852,535 (52,285,643) (2,492,267) (40,768,480) 171,036,395 14,053,936 933,224
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 85 136,624,439 (108,674,609) — — 27,949,915 27,949,915 23,506
Templeton Developing Markets
Trust, Class R6 ............ 13,335,719 4,766,394 (6,473,737) (924,359) (2,057,561) 8,646,456 499,218 —
Templeton Foreign Fund, Class R6 20,687,681 162,896 (10,278,478) 1,548,970 (2,596,019) 9,525,050 1,502,374 —
Western Asset Core Plus Bond
Fund, Class IS ............ 98,441,245 55,840,389 (12,402,780) (2,407,936) (21,453,869) 118,017,049 11,945,045 1,726,309
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements (unaudited)
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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 39,225,398 $ 14,947,328 $ (8,800,991) $ (511,645) $ (2,081,734) $ 42,778,356 11,688,076 $ 400,736
Total Non-Controlled Affiliates $1,251,835,118 $365,076,004 $(456,362,437) $(11,546,072) $(180,491,394) $968,511,219 $9,206,375
Total Affiliated Securities .... $1,251,835,118 $365,076,004 $(456,362,437) $(11,546,072) $(180,491,394) $968,511,219 $9,206,375
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 36,190,583 $ 4,034,701 $ (2,839,784) $ (292,135) $ (5,790,445) $ 31,302,920 3,344,329 $ 199,733
Franklin International Core Equity
(IU) Fund ................ 139,530,343 14,893,801 (26,976,305) (5,107,693) (25,518,662) 96,821,484 9,879,743 1,138,010
Franklin U.S. Core Equity (IU) Fund 556,798,655 21,863,410 (78,197,406) (3,775,110) (95,436,570) 401,252,979 32,970,664 2,184,714
Total Controlled Affiliates .... $732,519,581 $40,791,912 $(108,013,495) $(9,174,938) $(126,745,677) $529,377,383 $3,522,457
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 32,172,162 7,830,044 (3,890,299) (517,170) (4,745,292) 30,849,445 3,261,041 271,723
ClearBridge Large Cap Value Fund,
Class IS ................. 137,778,328 2,680,494 (45,113,988) 579,376 (16,888,629) 79,035,581 2,338,331 634,567
Franklin FTSE Europe ETF .... 12,721,804 235,930 (11,118,209) 1,318,510 (3,158,035) — — —
Franklin Growth Fund, Class R6 . 281,119,140 21,765,362 (45,760,201) 3,729,789 (75,836,973) 185,017,117 1,664,422 —
Franklin International Growth Fund,
Class R6 ................ 24,856,235 4,041,106 (5,442,940) (452,976) (8,077,405) 14,924,020 1,048,035 —
Franklin Liberty High Yield
Corporate ETF ............ 58,827,480 3,964,960 (22,201,191) (2,109,996) (5,806,418) 32,674,835 1,484,545 1,148,563
Franklin Liberty International
Aggregate Bond ETF ........ 31,620,949 1,084,663 (10,795,128) (640,354) (763,161) 20,506,969 886,213 —
Franklin Liberty Investment Grade
Corporate ETF ............ 26,022,034 20,172,965 (8,324,367) (1,558,548) (3,516,721) 32,795,363 1,514,098 420,723
Franklin Liberty Senior Loan ETF 32,732,318 756,533 (32,745,541) (813,823) 70,513 — — 286,557
Franklin Liberty Systematic Style
Premia ETF .............. 11,230,370 9,037,120 (3,200,547) (594,079) 505,260 16,978,124 787,848 —
Franklin Liberty U.S. Core Bond
ETF .................... 292,865,850 28,514,259 (77,158,125) (4,519,513) (26,011,380) 213,691,091 9,653,991 2,688,951
Franklin Liberty U.S. Treasury Bond
ETF .................... 52,305,894 5,682,894 (9,593,966) (1,142,812) (3,344,183) 43,907,827 2,013,197 265,794
Franklin LibertyQ U.S. Equity ETF 54,848,126 79,249,299 (10,918,611) 765,605 (14,245,983) 109,698,436 2,829,467 604,931
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 132 199,344,661 (152,903,880) — — 46,440,913 46,440,913 38,582
Templeton Developing Markets
Trust, Class R6 ............ 36,166,834 5,304,956 (12,545,936) (2,687,345) (5,294,772) 20,943,737 1,209,223 —
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements (unaudited)
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    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 50,283,951 $ — $ (25,001,277) $ 3,218,234 $ (5,709,826) $ 22,791,082 3,594,808 $ —
Western Asset Core Plus Bond
Fund, Class IS ............ 98,686,924 57,316,955 (11,411,448) (2,330,428) (21,657,240) 120,604,763 12,206,960 1,748,991
Western Asset Short-Term Bond
Fund, Class IS ............ 39,319,448 23,225,622 (9,668,705) (543,936) (2,332,703) 49,999,726 13,661,127 451,066
Total Non-Controlled Affiliates $1,273,557,979 $470,207,823 $(497,794,359) $(8,299,466) $(196,812,948) $1,040,859,029 $8,560,448
Total Affiliated Securities .... $2,006,077,560 $510,999,735 $(605,807,854) $(17,474,404) $(323,558,625) $1,570,236,412 $12,082,905
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 36,381,032 4,187,566 (5,211,082) (501,151) (5,435,922) 29,420,443 3,143,210 186,995
Franklin International Core Equity
(IU) Fund ................ 136,932,223 11,513,558 (26,957,230) (4,976,829) (24,292,077) 92,219,645 9,410,168 1,071,643
Franklin U.S. Core Equity (IU) Fund 413,400,541 1,818,743 (1,626,379) (355,931) (79,459,480) 333,777,494 27,426,253 1,818,743
Total Controlled Affiliates .... $586,713,796 $17,519,867 $(33,794,691) $(5,833,911) $(109,187,479) $455,417,582 $3,077,381
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 15,093,015 3,951,211 (2,194,262) (212,559) (2,259,794) 14,377,611 1,519,832 127,267
ClearBridge Large Cap Value Fund,
Class IS ................. 131,860,456 1,106,237 (43,709,649) 854,973 (15,829,465) 74,282,552 2,197,709 589,844
Franklin FTSE Europe ETF .... 12,275,904 42,824 (10,547,785) 1,049,970 (2,820,913) — — —
Franklin Growth Fund, Class R6 . 280,777,716 6,361,922 (44,185,904) 8,518,561 (77,547,322) 173,924,973 1,564,636 —
Franklin International Growth Fund,
Class R6 ................ 23,985,853 4,742,471 (6,432,306) (642,578) (7,696,147) 13,957,293 980,147 —
Franklin Liberty High Yield
Corporate ETF ............ 15,565,438 3,226,776 (7,331,768) (647,769) (1,533,679) 9,278,998 421,581 316,153
Franklin Liberty International
Aggregate Bond ETF ........ 14,792,817 737,422 (5,316,360) (318,993) (338,089) 9,556,797 412,999 —
Franklin Liberty Investment Grade
Corporate ETF ............ 6,884,794 6,195,402 (2,386,476) (412,541) (967,986) 9,313,193 429,972 115,933
Franklin Liberty Senior Loan ETF 8,660,766 704,767 (9,167,448) (218,010) 19,925 — — 75,909
Franklin Liberty Systematic Style
Premia ETF .............. 7,880,850 6,385,539 (2,338,388) (430,763) 371,037 11,868,275 550,732 —
Franklin Liberty U.S. Core Bond
ETF .................... 77,699,812 15,046,336 (23,822,358) (1,620,492) (6,617,694) 60,685,604 2,741,613 736,567
Franklin Liberty U.S. Treasury Bond
ETF .................... 13,839,484 3,831,013 (3,993,816) (350,359) (857,152) 12,469,170 571,718 74,569
Franklin LibertyQ U.S. Equity ETF 50,391,751 86,812,204 (5,938,592) 1,009,527 (15,848,541) 116,426,349 3,003,001 671,934
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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g. Waiver and Expense Reimbursements
Advisers and Investor Services contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding distribution fees, and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.45%, based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds’
fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended June 30, 2022, there were no credits earned.
5. Income Taxes
For tax purposes, the Growth Allocation Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, the Growth Allocation Fund deferred post-October capital losses of $188,386.
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... $ 93 $ 145,563,556 $ (112,298,330) $ — $ — $ 33,265,319 33,265,319 $ 27,171
Templeton Developing Markets
Trust, Class R6 ............ 36,284,239 4,525,922 (14,142,593) (2,548,011) (5,161,622) 18,957,935 1,094,569 —
Templeton Foreign Fund, Class R6 49,038,723 2,112,552 (27,834,085) 2,727,005 (5,198,142) 20,846,053 3,288,021 —
Western Asset Core Plus Bond
Fund, Class IS ............ 26,186,655 20,112,129 (5,496,860) (998,598) (5,449,252) 34,354,074 3,477,133 484,431
Western Asset Short-Term Bond
Fund, Class IS ............ 10,432,054 16,659,336 (4,692,770) (258,027) (832,654) 21,307,939 5,821,841 177,815
Total Non-Controlled Affiliates $781,650,420 $328,117,619 $(331,829,750) $5,501,336 $(148,567,490) $634,872,135 $3,397,593
Total Affiliated Securities .... $1,368,364,216 $345,637,486 $(365,624,441) $(332,575) $(257,754,969) $1,090,289,717 $6,474,974
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, return of capital distributions and short term capital gains distributions from Underlying Funds.
6. Investment Transactions
Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2022, were as follows:
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
a a a a
Cost of investments ....................... $1,086,922,447 $1,658,108,612 $1,101,311,279
Unrealized appreciation ..................... $64,968,293 $149,425,470 $135,779,253
Unrealized depreciation ..................... (91,011,638) (110,269,779) (51,399,248)
Net unrealized appreciation (depreciation) ....... $(26,043,345) $39,155,691 $84,380,005
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Purchases .............................. $287,075,544 $375,652,262 $219,665,340
Sales .................................. $385,297,541 $500,861,914 $293,590,391
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2022, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Funds' assets carried at fair value, is as follows:
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,032,156,162 $ — $ — $ 1,032,156,162
Short Term Investments ................... 27,949,915 773,025 — 28,722,940
Total Investments in Securities ........... $1,060,106,077 $773,025 $— $1,060,879,102
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,649,013,209 — — 1,649,013,209
Short Term Investments ................... 46,440,913 1,810,181 — 48,251,094
Total Investments in Securities ........... $1,695,454,122 $1,810,181 $— $1,697,264,303
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,151,987,377 — — 1,151,987,377
Short Term Investments ................... 33,265,319 438,588 — 33,703,907
Total Investments in Securities ........... $1,185,252,696 $438,588 $— $1,185,691,284
a
For detailed categories, see the accompanying Schedule of Investments.
9. Credit Facility
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund

Franklin Fund Allocator Series
Shareholder Information
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BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund
Franklin Moderate Allocation Fund
Franklin Growth Allocation Fund
(each a Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin
Fund Allocator Series (Trust), including a majority of the
trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Trust, on behalf of each Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately as
the Board deemed appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Funds. The Board acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund

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Shareholder Information
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offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
The Performance Universe for the Franklin Conservative
Allocation Fund included the Fund and all retail and
institutional mixed-asset target allocation conservative
funds. The Performance Universe for the Franklin Moderate
Allocation Fund included the Fund and all retail and
institutional mixed-asset target allocation moderate funds.
The Performance Universe for the Franklin Growth Allocation
Fund included the Fund and all retail and institutional mixed-
asset target allocation growth funds. The Board noted that
each Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance
Universe, but for the 10-year period was below the median
of its Performance Universe. The Board concluded that each
Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for Class A
shares and Investor Class shares for the other funds in each
Fund’s respective Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Franklin Conservative Allocation
Fund included the Fund and 14 other mixed-asset target
allocation conservative funds. The Expense Group for the
Franklin Moderate Allocation Fund included the Fund and
ten other mixed-asset target allocation moderate funds.
The Expense Group for the Franklin Growth Allocation
Fund included the Fund and nine other mixed-asset
target allocation growth funds. The Board noted that the
Management Rates and the actual total expense ratios
for the Funds were above the medians of their respective
Expense Groups. The Board discussed these expenses
with management and management explained that
the Management Rate paid by each Fund is solely for
asset allocation services as the Fund invests primarily in
underlying funds. Management further explained that each
Fund’s total expenses (including underlying fund expenses)
were in the first quintile (least expensive) of the Fund’s
respective Expense Group. The Board noted that each
Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management
Rate charged to each Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided

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61
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by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
noted that, due to the use of the Management Rate for
allocation services, the Funds would not likely experience
economies of scale.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes

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62
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Semiannual Report
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FAS S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Corefolio
Allocation Fund
A Series of Franklin Fund Allocator Series
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended June 30, 2022, the U.S.
economy showed progress as it continued to recover from
the COVID-19 pandemic amid declining unemployment,
rising wages and increased consumer expenditures. The
U.S. economy contracted in 2022’s first quarter given a
record trade deficit and a decline in inventory investment,
while consumer spending expanded more slowly, helped by
the reopening of businesses, widespread vaccinations and
federal assistance programs. Inflation increased during the
six-month period, influenced by pandemic-related supply
chain issues, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
During the first half of this period, the U.S. Federal Reserve continued some quantitative easing measures to bolster
credit markets and encourage economic activity. However, to
support its goals to maximize employment and return long-
term annual inflation to 2%, the Federal Reserve continued
reversing its quantitative easing measures, increasing its
monthly asset purchase tapering and ending purchases by
March 2022. The Federal Reserve also raised the federal
funds rate by 0.25% in March, 0.50% in May and 0.75% in
June, for a total of 1.50%, increasing the rate from 0.25% to
1.75% during the period. Additionally, the Federal Reserve
stated its intention to continue reducing its U.S. Treasury, government agency debt and mortgage-backed securities
holdings, and reiterated its anticipation of ongoing increases to combat inflation.
Resilient consumer demand together with persistent supply-
chain disruptions contributed to higher inflation in numerous countries, and many central banks tightened monetary
policy. China imposed new lockdowns to mitigate the spread
of COVID-19, which pressured Asian and global emerging
market stocks. International sanctions on Russia in response to its invasion of Ukraine hindered companies doing
business with Russia and disrupted global economic activity
and commodity markets. In this environment, the prices of
U.S. stocks, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), returned -20.58% (the index decreasing
from 4,766.18 to 3,785.38).
1,3
The prices of stocks in global
developed markets, as measured by the MSCI World Index,
returned -21.21% (the index decreasing from 3,231.727
to 2,546.185).
2,3
Investment-grade bonds, as measured
by the Bloomberg U.S. Aggregate Bond Index (Bloomberg
Index), posted a -10.35% total return (an index decrease
from 2,355.14 to 2,111.40), which includes reinvestment of
income and distributions, reflecting the rise in interest rates.
4
We recognize the important role of financial professionals
in today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well
positioned for the years ahead.
In addition, Franklin Corefolio Allocation Fund’s semiannual report includes more detail about investment decisions
during the period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Corefolio Allocation Fund
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2022, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 -19.96% (index total return resulting in a decrease from 9,986.70 to 7,993.43) and MSCI World Index -20.29% (index total return resulting in a decrease from 14,223.137 to 11,337.724).
4. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Franklin Corefolio Allocation Fund 3
Performance Summary 5
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 14
Notes to Financial Statements 18
Shareholder Information 24
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Semiannual Report
SEMIANNUAL REPORT
Franklin Corefolio Allocation Fund
This semiannual report for Franklin Corefolio Allocation Fund covers the period ended June 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation through investments
in a combination of Franklin Growth Fund, Franklin Growth
Opportunities Fund, Franklin Mutual Shares Fund and
Templeton Growth Fund.
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund into a broad asset class.
**Rounds to less than 0.1% of net assets.
Performance Overview
The Fund’s Class A shares posted a -22.65% cumulative
total return for the six months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s
®
500
Index (S&P 500
®
), which is a broad measure of U.S. stock
performance, posted a -19.96% cumulative total return, and
the MSCI World Index, which tracks equity performance in
global developed markets, posted a -20.29% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a -20.18%
total return for the six months ended June 30, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of the
world’s central banks to adopt less accommodative stances
regarding monetary policy. The Chinese government’s
imposition of new lockdowns to quell the spread of the
Omicron variant of COVID-19 pressured Asian and global
emerging market stocks. Russia’s invasion of Ukraine also
increased investor uncertainty, as international sanctions on
Russia constrained companies that do business with Russia
and disrupted global economic activity and commodity
markets.
In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate in March 2022 for the
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June meeting that
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest rate increases at future meetings.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Portfolio Composition*
6/30/22
% of Total
Net Assets
Domestic Equity 74.1%
Foreign Equity 25.9%
Short-Term Investments & Other Net Assets 0.0% **
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
13
.

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Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
Investment Strategy
The Fund invests its assets allocated approximately 25%
each in Franklin Growth Fund, Franklin Growth Opportunities
Fund, Franklin Mutual Shares Fund and Templeton Growth
Fund. These underlying funds, in turn, invest primarily in
U.S. and foreign equity securities and, to a lesser extent,
fixed income and money market securities. As market
conditions affect the underlying funds, we rebalance the
Fund’s allocations to maintain the predetermined weightings
in each underlying fund whenever the actual allocations
exceed plus or minus 3% of the fixed allocation percentages.
Portfolio Review
The Fund’s performance can be attributed largely to
maintaining a relatively static allocation among domestic
and foreign equities, fixed income securities, and short-
term investments and other net assets, and to the actual
performance of the selected underlying funds.
During the period under review, Franklin Growth Fund –
Class R6 and Franklin Growth Opportunities Fund – Class
R6 underperformed the S&P 500, while Franklin Mutual
Shares Fund – Class R6 outperformed the index. Templeton
Growth Fund – Class R6 outperformed the MSCI World
Index.
Thank you for your continued participation in Franklin
Corefolio Allocation Fund. We look forward to serving your
future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Belknap Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2022
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month -22.65% -26.90%
1-Year -20.17% -24.55%
5-Year +33.51% +4.76%
10-Year +137.22% +8.41%
Advisor
6-Month -22.55% -22.55%
1-Year -19.94% -19.94%
5-Year +35.24% +6.22%
10-Year +143.50% +9.31%
See page 6 for Performance Summary footnotes.

Franklin Corefolio Allocation Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this fund of funds may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks which are height-
ened in developing countries. The Fund includes investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0026 $0.0095 $1.4365 $1.4486
C $0.0026 $0.0095 $1.4365 $1.4486
R $0.0026 $0.0095 $1.4365 $1.4486
R6 $0.0026 $0.0095 $1.4365 $1.4486
Advisor $0.0026 $0.0095 $1.4365 $1.4486
Total Annual Operating Expenses
4
Share Class
A 0.98%
Advisor 0.73%

Your Fund’s Expenses
Franklin Corefolio Allocation Fund
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
06/30/
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expen se reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $773.50 $1.79 $1,022.78 $2.04 0.41%
C $1,000 $770.70 $5.08 $1,019.06 $5.79 1.16%
R $1,000 $772.70 $2.89 $1,021.54 $3.29 0.66%
R6 $1,000 $774.50 $0.38 $1,024.37 $0.43 0.09%
Advisor $1,000 $774.50 $0.69 $1,024.02 $0.79 0.16%

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.42 $21.92 $20.04 $17.32 $19.68 $17.06
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.04) 0.22 0.12 0.20 0.17 0.17
Net realized and unrealized gains (losses) (5.48) 3.21 3.32 4.17 (1.51) 3.23
Total from investment operations ........ (5.52) 3.43 3.44 4.37 (1.34) 3.40
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (—)
d
(0.22) (0.18) (0.20) (0.15) (0.18)
Net realized gains ................. (1.45) (0.71) (1.38) (1.45) (0.87) (0.60)
Total distributions ................... (1.45) (0.93) (1.56) (1.65) (1.02) (0.78)
Net asset value, end of period .......... $17.45 $24.42 $21.92 $20.04 $17.32 $19.68
Total return
e
....................... (22.65)% 15.76% 18.28% 25.79% (7.10)% 20.07%
Ratios to average net assets
f
Expenses
g,h
........................ 0.41% 0.42% 0.43% 0.44% 0.41% 0.47%
Net investment income (loss) .......... (0.41)% 0.91% 0.64% 1.02% 0.76% 0.90%
Supplemental data
Net assets, end of period (000’s) ........ $697,528 $931,489 $812,250 $717,806 $593,983 $579,707
Portfolio turnover rate ................ —% 3.58% 9.29% 2.12% 3.94% 0.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the period ended June 30, 2022.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.94 $21.57 $19.76 $17.10 $19.43 $16.85
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.12) (0.01) (0.03) 0.04 (0.10) 0.02
Net realized and unrealized gains (losses) (5.36) 3.20 3.25 4.12 (1.35) 3.19
Total from investment operations ........ (5.48) 3.19 3.22 4.16 (1.45) 3.21
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (—)
d
(0.11) (0.03) (0.05) (0.01) (0.03)
Net realized gains ................. (1.45) (0.71) (1.38) (1.45) (0.87) (0.60)
Total distributions ................... (1.45) (0.82) (1.41) (1.50) (0.88) (0.63)
Net asset value, end of period .......... $17.01 $23.94 $21.57 $19.76 $17.10 $19.43
Total return
e
....................... (22.93)% 14.88% 17.41% 24.83% (7.76)% 19.20%
Ratios to average net assets
f
Expenses
g,h
........................ 1.16% 1.17% 1.18% 1.19% 1.16% 1.22%
Net investment income (loss) .......... (1.16)% (0.05)% (0.18)% 0.27% 0.01% 0.15%
Supplemental data
Net assets, end of period (000’s) ........ $43,508 $61,517 $73,513 $75,745 $72,124 $170,218
Portfolio turnover rate ................ —% 3.58% 9.29% 2.12% 3.94% 0.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the period ended June 30, 2022.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.42 $21.95 $20.07 $17.34 $19.68 $17.06
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.07) 0.16 0.07 0.14 0.10 0.12
Net realized and unrealized gains (losses) (5.47) 3.21 3.32 4.19 (1.48) 3.23
Total from investment operations ........ (5.54) 3.37 3.39 4.33 (1.38) 3.35
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (—)
d
(0.19) (0.13) (0.15) (0.09) (0.13)
Net realized gains ................. (1.45) (0.71) (1.38) (1.45) (0.87) (0.60)
Total distributions ................... (1.45) (0.90) (1.51) (1.60) (0.96) (0.73)
Net asset value, end of period .......... $17.43 $24.42 $21.95 $20.07 $17.34 $19.68
Total return
e
....................... (22.73)% 15.46% 18.00% 25.51% (7.30)% 19.79%
Ratios to average net assets
f
Expenses
g,h
........................ 0.66% 0.66% 0.67% 0.67% 0.65% 0.72%
Net investment income (loss) .......... (0.66)% 0.68% 0.38% 0.79% 0.52% 0.65%
Supplemental data
Net assets, end of period (000’s) ........ $1,449 $1,764 $1,498 $1,387 $1,412 $1,629
Portfolio turnover rate ................ —% 3.58% 9.29% 2.12% 3.94% 0.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the period ended June 30, 2022.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
Year Ended
December 31,
2017
a
2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.52 $21.97 $20.07 $17.34 $19.67 $19.18
Income from investment operations
b
:
Net investment income (loss)
c ,d
........ (0.01) 0.30 0.21 0.70 0.27 0.26
Net realized and unrealized gains (losses) (5.51) 3.23 3.31 3.75 (1.52) 0.73
Total from investment operations ........ (5.52) 3.53 3.52 4.45 (1.25) 0.99
Less distributions from:
Net investment income .............. (—)
e
(0.27) (0.24) (0.27) (0.21) (0.25)
Net realized gains ................. (1.45) (0.71) (1.38) (1.45) (0.87) (0.25)
Total distributions ................... (1.45) (0.98) (1.62) (1.72) (1.08) (0.50)
Net asset value, end of period .......... $17.55 $24.52 $21.97 $20.07 $17.34 $19.67
Total return
f
........................ (22.55)% 16.16% 18.69% 26.24% (6.78)% 5.28%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates
h
.......................... 0.13% 0.13% 0.13% 0.12% 0.23% 3.47%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.09% 0.09% 0.09% 0.09% 0.09% 0.08%
Net investment income (loss) .......... (0.09)% 1.26% 1.05% 1.37% 1.08% 1.29%
Supplemental data
Net assets, end of period (000’s) ........ $4,318 $5,349 $4,393 $3,385 $75 $5
Portfolio turnover rate ................ —% 3.58% 9.29% 2.12% 3.94% 0.71%
a
For the period August 1, 2017 (effective date) to December 31, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the period ended June 30, 2022.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.52 $21.98 $20.08 $17.35 $19.71 $17.08
Income from investment operations
a
:
Net investment income (loss)
b,c
........ (0.02) 0.28 0.17 0.27 0.24 0.25
Net realized and unrealized gains (losses) (5.50) 3.22 3.34 4.16 (1.53) 3.21
Total from investment operations ........ (5.52) 3.50 3.51 4.43 (1.29) 3.46
Less distributions from:
Net investment income and short term
gains received from Underlying funds ... (—)
d
(0.25) (0.23) (0.25) (0.20) (0.23)
Net realized gains ................. (1.45) (0.71) (1.38) (1.45) (0.87) (0.60)
Total distributions ................... (1.45) (0.96) (1.61) (1.70) (1.07) (0.83)
Net asset value, end of period .......... $17.55 $24.52 $21.98 $20.08 $17.35 $19.71
Total return
e
....................... (22.55)% 16.05% 18.59% 26.10% (6.85)% 20.40%
Ratios to average net assets
f
Expenses
g,h
........................ 0.16% 0.17% 0.18% 0.19% 0.16% 0.22%
Net investment income (loss) .......... (0.16)% 1.16% 0.90% 1.27% 1.01% 1.15%
Supplemental data
Net assets, end of period (000’s) ........ $51,727 $69,322 $61,166 $52,512 $40,399 $33,607
Portfolio turnover rate ................ —% 3.58% 9.29% 2.12% 3.94% 0.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the period ended June 30, 2022.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2022
Franklin Corefolio Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Shares
a
Value
a
Investments In Underlying Funds 100.0%
Domestic Equity 74.1%
a
Franklin Growth Fund, Class R6 ........................................ 1,849,857 $ 205,630,057
a,b
Franklin Growth Opportunities Fund, Class R6 ............................. 4,127,343 177,351,938
a
Franklin Mutual Shares Fund, Class R6 ................................... 8,803,196 208,283,625
591,265,620
Foreign Equity 25.9%
a
Templeton Growth Fund, Inc., Class R6 ................................... 10,012,514 207,158,911
Total Investments In Underlying Funds (Cost $620,589,400) ......................
798,424,531
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 332,656 332,656
Total Money Market Funds (Cost $332,656) .....................................
332,656
Total Short Term Investments (Cost $332,656 ) ..................................
332,656
a
Total Investments (Cost $620,922,056) 100.0% ..................................
$798,757,187
Other Assets, less Liabilities (0.0)%
†
..........................................
(226,963)
Net Assets 100.0% ...........................................................
$798,530,224
†
Rounds to less than 0.1% of net assets.
a
See Note 3(e) regarding investments in Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Franklin
Corefolio
Allocation Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Not e 3 e ) ........................................................ $620,922,056
Value - Non-controlled affiliates (Not e 3 e ) ....................................................... 798,757,187
Cash .................................................................................... 341,946
Receivables:
Capital shares sold ........................................................................ 209,484
Affiliates ................................................................................ 190
Total assets .......................................................................... 799,308,807
Liabilities:
Payables:
Capital shares redeemed ................................................................... 328,424
Administrative fees ........................................................................ 20,465
Distribution fees .......................................................................... 186,829
Transfer agent fees ........................................................................ 138,270
Reports to shareholders fees ................................................................ 77,606
Trustees' fees and expenses ................................................................. 471
Accrued expenses and other liabilities ........................................................... 26,518
Total liabilities ......................................................................... 778,583
Net assets, at value ................................................................. $798,530,224
Net assets consist of:
Paid-in capital ............................................................................. $631,426,762
Total distributable earnings (losses) ............................................................. 167,103,462
Net assets, at value ................................................................. $798,530,224

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
Franklin
Corefolio
Allocation Fund
Class A:
Net assets, at value ....................................................................... $697,527,948
Shares outstanding ........................................................................ 39,976,886
Net asset value per share
a
.................................................................. $17.45
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $18.47
Class C:
Net assets, at value ....................................................................... $43,508,037
Shares outstanding ........................................................................ 2,558,269
Net asset value and maximum offering price per share
a
............................................. $17.01
Class R:
Net assets, at value ....................................................................... $1,449,113
Shares outstanding ........................................................................ 83,160
Net asset value and maximum offering price per share ............................................. $17.43
Class R6:
Net assets, at value ....................................................................... $4,318,131
Shares outstanding ........................................................................ 246,041
Net asset value and maximum offering price per share ............................................. $17.55
Advisor Class:
Net assets, at value ....................................................................... $51,726,995
Shares outstanding ........................................................................ 2,948,009
Net asset value and maximum offering price per share ............................................. $17.55
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
Franklin
Corefolio
Allocation Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $99
Expenses:
Administrative fees (Note 3 a ) .................................................................. 139,058
Distribution fees: (Note 3b )
    Class A ................................................................................ 1,010,384
    Class C ................................................................................ 259,627
    Class R ................................................................................ 3,955
Transfer agent fees: (Note 3d )
    Class A ................................................................................ 407,302
    Class C ................................................................................ 26,189
    Class R ................................................................................ 796
    Class R6 ............................................................................... 1,693
    Advisor Class ............................................................................ 30,488
Reports to shareholders fees .................................................................. 33,295
Registration and filing fees .................................................................... 49,139
Professional fees ........................................................................... 23,645
Trustees' fees and expenses .................................................................. 5,019
Other .................................................................................... 9,461
Total expenses ......................................................................... 2,000,051
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (1,241)
Net expenses ......................................................................... 1,998,810
Net investment income (loss) ............................................................ (1,998,711)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Note 3 e ) ........................................................... (2,682,667)
Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3 e ) ........................................................... (234,703,879)
Net realized and unrealized gain (loss) ............................................................ (237,386,546)
Net increase (decrease) in net assets resulting from operations .......................................... $(239,385,257)

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Franklin Corefolio Allocation Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(1,998,711) $8,873,032
Net realized gain (loss) ................................................. (2,682,667) 64,733,784
Net change in unrealized appreciation (depreciation) ........................... (234,703,879) 74,393,496
Net increase (decrease) in net assets resulting from operations ................ (239,385,257) 148,000,312
Distributions to shareholders:
Class A ............................................................. (53,837,133) (34,555,673)
Class C ............................................................. (3,448,107) (2,539,442)
Class R ............................................................. (110,722) (60,862)
Class R6 ............................................................ (331,023) (205,264)
Advisor Class ........................................................ (4,022,656) (2,654,270)
Total distributions to shareholders .......................................... (61,749,641) (40,015,511)
Capital share transactions: (Note 2 )
Class A ............................................................. 28,501,049 26,878,506
Class C ............................................................. (939,911) (19,916,298)
Class R ............................................................. 206,143 104,207
Class R6 ............................................................ 502,405 436,233
Advisor Class ........................................................ 1,954,046 1,134,411
Total capital share transactions ............................................ 30,223,732 8,637,059
Net increase (decrease) in net assets ................................... (270,911,166) 116,621,860
Net assets:
Beginning of period ..................................................... 1,069,441,390 952,819,530
End of period .......................................................... $798,530,224 $1,069,441,390

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
Franklin Corefolio Allocation Fund
18
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Franklin
Corefolio Allocation Fund (Fund) is included in this report.
The Fund invests in affiliated mutual funds managed by
Franklin Templeton (Underlying Funds). The Fund offers
five classes of shares: Class A, Class C, Class R, Class R6
and Advisor Class. Class C automatically convert to Class
A shares on a monthly basis, after they have been held
for 8 years. Each class of shares may differ by its initial
sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Fund ’ s significant accounting policies .
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund’s administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Fund primarily employs a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income and capital
gain distributions by Underlying Funds are recorded on
the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or

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Franklin Corefolio Allocation Fund
(continued)
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds. Since the Underlying
Funds have varied expense levels and the Fund may own
different proportions of the Underlying Funds at different
times, the amount of expenses incurred indirectly by the
Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,442,677 $31,043,877 4,582,765 $108,949,626
Shares issued in reinvestment of distributions .......... 3,008,564 52,829,991 1,406,638 33,873,395
Shares redeemed ............................... (2,615,862) (55,372,819) (4,902,459) (115,944,515)
Net increase (decrease) .......................... 1,835,379 $28,501,049 1,086,944 $26,878,506
Class C Shares:
Shares sold ................................... 189,110 $4,043,430 524,039 $12,070,571
Shares issued in reinvestment of distributions .......... 199,480 3,415,079 107,106 2,519,810
Shares redeemed
a
.............................. (399,960) (8,398,420) (1,469,878) (34,506,679)
Net increase (decrease) .......................... (11,370) $(939,911) (838,733) $(19,916,298)
1. Organization and Significant Accounting Policies
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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Franklin Corefolio Allocation Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services of 0.03% per year of the average daily net assets of the Fund for administrative services including monitoring and rebalancing the percentage of the Fund's investment in the Underlying Funds.
b. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans,
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class R Shares:
Shares sold ................................... 4,949 $103,275 13,272 $312,763
Shares issued in reinvestment of distributions .......... 6,313 110,722 2,528 60,861
Shares redeemed ............................... (351) (7,854) (11,787) (269,417)
Net increase (decrease) .......................... 10,911 $206,143 4,013 $104,207
Class R6 Shares:
Shares sold ................................... 26,536 $537,836 18,249 $435,971
Shares issued in reinvestment of distributions .......... 17,874 315,654 8,245 199,489
Shares redeemed ............................... (16,573) (351,085) (8,265) (199,227)
Net increase (decrease) .......................... 27,837 $502,405 18,229 $436,233
Advisor Class Shares:
Shares sold ................................... 181,065 $3,904,063 478,215 $11,337,921
Shares issued in reinvestment of distributions .......... 204,855 3,617,703 98,555 2,384,542
Shares redeemed ............................... (265,312) (5,567,720) (532,535) (12,588,052)
Net increase (decrease) .......................... 120,608 $1,954,046 44,235 $1,134,411
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
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Franklin Corefolio Allocation Fund
(continued)
the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
c. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Fund paid transfer agent fees of $466,468, of which $308,447 was retained by
Investor Services.
e. Investments in Underlying Funds
The Fund invests in Underlying Funds which are managed by Advisers, an affiliate of FT Services or by an affiliate of Advisers.
As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Fund are waived on assets invested in Institutional
Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in Underlying Funds for the period ended June 30, 2022, were as follows:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $57,118
CDSC retained .............................................................................. $1,878
3. Transactions with Affiliates
(continued)
b. Distribution Fees
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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Franklin Corefolio Allocation Fund
(continued)
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
4. Income Taxes
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated $— and
$33,062,790, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . $ 281,944,606 $ — $ (1,943,688) $ (180,384) $ (74,190,477) $ 205,630,057 1,849,857 $ —
Franklin Growth Opportunities
Fund, Class R6 ............ 273,136,240 — (1,811,132) (358,065) (93,615,105) 177,351,938 4,127,343 —
Franklin Mutual Shares Fund, Class
R6 ..................... 266,876,929 — (26,867,297) (2,006,236) (29,719,771) 208,283,625 8,803,196 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ...... 1 9,171,783 (8,839,128) — — 332,656 332,656 99
Templeton Growth Fund, Inc., Class
R6 ..................... 246,916,091 — (2,440,672) (137,982) (37,178,526) 207,158,911 10,012,514 —
Total Non-Controlled Affiliates $1,068,873,867 $9,171,783 $(41,901,917) $(2,682,667) $(234,703,879) $798,757,187 $99
Total Affiliated Securities .... $1,068,873,867 $9,171,783 $(41,901,917) $(2,682,667) $(234,703,879) $798,757,187 $99
Cost of investments .......................................................................... $626,963,212
Unrealized appreciation ........................................................................ $184,958,102
Unrealized depreciation ........................................................................ (13,164,127)
Net unrealized appreciation (depreciation) .......................................................... $171,793,975
3. Transactions with Affiliates
(continued)
e. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
23
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Franklin Corefolio Allocation Fund
(continued)
6. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2022, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Fund Allocator Series
Shareholder Information
24
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Semiannual Report
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Fund Allocator Series
Shareholder Information
25
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Semiannual Report
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

470 S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Corefolio Allocation Fund
Fund Administrator Distributor Shareholder Services
Franklin Templeton Services, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Global
Allocation Fund
A Series of Franklin Fund Allocator Series
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended June 30, 2022, the U.S.
economy showed progress as it continued to recover from
the COVID-19 pandemic amid declining unemployment,
rising wages and increased consumer expenditures. The
U.S. economy contracted in 2022’s first quarter given a
record trade deficit and a decline in inventory investment,
while consumer spending expanded more slowly, helped by
the reopening of businesses, widespread vaccinations and
federal assistance programs. Inflation increased during the
six-month period, influenced by pandemic-related supply
chain issues, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
During the first half of this period, the U.S. Federal Reserve continued some quantitative easing measures to bolster
credit markets and encourage economic activity. However, to
support its goals to maximize employment and return long-
term annual inflation to 2%, the Federal Reserve continued
reversing its quantitative easing measures, increasing its
monthly asset purchase tapering and ending purchases by
March 2022. The Federal Reserve also raised the federal
funds rate by 0.25% in March, 0.50% in May and 0.75% in
June, for a total of 1.50%, increasing the rate from 0.25% to
1.75% during the period. Additionally, the Federal Reserve
stated its intention to continue reducing its U.S. Treasury, government agency debt and mortgage-backed securities
holdings, and reiterated its anticipation of ongoing increases to combat inflation.
Resilient consumer demand together with persistent supply-
chain disruptions contributed to higher inflation in numerous countries, and many central banks tightened monetary
policy. China imposed new lockdowns to mitigate the spread
of COVID-19, which pressured Asian and global emerging
market stocks. International sanctions on Russia in response to its invasion of Ukraine hindered companies doing
business with Russia and disrupted global economic activity
and commodity markets. In this environment, the prices of
U.S. stocks, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), returned -20.58% (the index decreasing
from 4,766.18 to 3,785.38).
1,3
The prices of stocks in global
developed markets, as measured by the MSCI World Index,
returned -21.21% (the index decreasing from 3,231.727
to 2,546.185).
2,3
Investment-grade bonds, as measured
by the Bloomberg U.S. Aggregate Bond Index (Bloomberg
Index), posted a -10.35% total return (an index decrease
from 2,355.14 to 2,111.40), which includes reinvestment of
income and distributions, reflecting the rise in interest rates.
4
We recognize the important role of financial professionals
in today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well
positioned for the years ahead.
In addition, Franklin Global Allocation Fund’s semiannual
report includes more detail about investment decisions
during the period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Global Allocation Fund
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2022, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 -19.96% (index total return resulting in a decrease from 9,986.70 to 7,993.43) and MSCI World Index -20.29% (index total return resulting in a decrease from 14,223.137 to 11,337.724).
4. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Franklin Global Allocation Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 24
Notes to Financial Statements 28
Shareholder Information 40
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Franklin Global Allocation Fund
This semiannual report for Franklin Global Allocation Fund
covers the period ended June 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
that is consistent with an acceptable level of risk. Under
normal market conditions, the Fund invests in a diversified
portfolio of debt and equity securities and, to a lesser extent, alternative strategies.
*Categories within the Other category are listed in full in the Fund's SOI, which can be found later in this report.
Performance Overview
The Fund’s Class A shares posted a -12.59% cumulative
total return for the six months under review. In comparison, the Fund’s primary benchmark, the MSCI All Country
World Index (ACWI)-NR, which measures equity market
performance in global developed and emerging markets,
posted a -20.18% cumulative total return.
1
The Fund’s
Custom 60% MSCI ACWI-NR + 30% Bloomberg Global
Aggregate Bond Index + 10% cash and cash equivalents
(Blended Benchmark) posted a -16.34% cumulative total
return.
2
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a -20.18%
total return for the six months ended June 30, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of the
world’s central banks to adopt less accommodative stances
regarding monetary policy. The Chinese government’s
imposition of new lockdowns to quell the spread of the
Omicron variant of COVID-19 pressured Asian and global
emerging market stocks. Russia’s invasion of Ukraine also
increased investor uncertainty, as international sanctions on
Russia constrained companies that do business with Russia
and disrupted global economic activity and commodity
markets.
In the U.S., gross domestic product (GDP) growth turned
negative in the first quarter of 2022 as high inflation,
supply constraints and record trade deficits weighed on the
economy. Rising prices precipitated a notable decline in
consumer confidence, despite high spending levels. In an
effort to control inflation, the U.S. Federal Reserve (Fed)
raised the federal funds target rate in March 2022 for the
first time since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June meeting that
inflation remained elevated, as job growth was robust and
the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
Portfolio Composition
6/30/22
% of Total
Net Assets
Diversified Financial Services 17.1%
Capital Markets 10.3%
Banks 7.1%
Pharmaceuticals 4.9%
Oil, Gas & Consumable Fuels 3.8%
Semiconductors & Semiconductor Equipment 3.7%
Software 3.6%
Metals & Mining 2.8%
Interactive Media & Services 2.3%
Electric Utilities 2.2%
Specialty Retail 2.1%
Insurance 2.0%
Technology Hardware, Storage & Peripherals 1.6%
Industrial Conglomerates 1.6%
Other* 27.6%
Short-Term Investments & Other Net Assets 7.3%
1. Source: Morningstar. Net Returns (NR) include income net of tax withholding when dividends are paid.
2. Source: FactSet. The Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin Global Allocation Fund
4
franklintempleton.com
Semiannual Report
anticipated instituting further interest rate increases at future meetings.
Economic growth in the eurozone maintained a slow rate
in the first quarter of 2022 as the war in Ukraine disrupted supply chains, sent commodity prices higher, and weakened
the economic outlook. The war in Ukraine contributed to
record high inflation across the eurozone as commodity
and oil prices soared. The European Central Bank indicated
it will raise interest rates in July, the first increase in more than a decade, to fight growing inflation. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -20.79% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -17.69% total return for the six-month period.
1
While
many Asian countries experienced improving economic
conditions, Japan’s GDP contracted in the first quarter of
2022 after having returned to growth in the fourth quarter
of 2021. Although China’s economy continued to grow,
it was pressured by coronavirus-related restrictions and
government measures to limit real estate speculation.
Unexpected regulatory changes by the Chinese government,
which negatively impacted education- and technology-
related businesses, and investor concerns about the
solvency of several large Chinese property developers
further pressured Chinese stocks.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -17.63% total
return for the six months under review.
1
Following Russia’s
invasion of Ukraine, climbing food and energy prices
kindled inflationary pressures and raised concerns over the
possibility of government debt defaults in some countries.
Meanwhile, some countries, particularly in Latin America, as well as South Africa and Saudi Arabia, have benefited from
the rising commodity prices.
Investment Strategy
The equity securities in which the Fund invests are primarily common stock of companies in any economic sector or
market capitalization. The debt securities in which the
Fund may invest include all varieties of fixed, floating and variable rate instruments. Bond investments may include
U.S. and foreign corporate debt, U.S. Treasuries and foreign government bonds. The Fund will invest no more than 15%
of its assets in alternative strategies, which may include
investments that provide exposure to commodities such as
commodity future and commodity exchange traded funds
(ETFs).
Manager’s Discussion
The asset allocation of the Fund moved towards fixed
income in the first half of 2022. The Fund ended the period
with 31.4% in fixed income securities versus 27.4% at
the beginning of the year. The Fund’s equity positions
were 61.4% at the end of the period versus 68.3% at the
beginning of the period. Additionally, the Fund held 7.3% in cash equivalents.
For the period under review, equities and fixed income
detracted from absolute returns, while foreign exchange
positions contributed to absolute returns. On a sector
basis, nine out of 11 equity sectors detracted from absolute performance, with holdings in the information technology
(IT), consumer discretionary and financials sectors detracting the most, while health care and energy sector holdings
contributed. In fixed income, government bonds were the
largest detractor from absolute returns.
The top equity contributors to absolute returns in the period included Chevron, AbbVie, AstraZeneca, Bristol-Myers
Squibb and Canadian Natural Resources. The largest
detractors were holdings in iShares Core MSCI Emerging
Markets ETF, Amazon.com, Meta Platforms, JPMorgan
Chase and Microsoft.
The largest fixed income detractors included holdings in U.S.
Treasuries and Japanese government bonds.
On a relative basis versus our custom Blended Benchmark
(60% MSCI ACWI-NR, 30% Bloomberg Global Aggregate
Bond Index and 10% cash and cash equivalents),
outperformance was driven by equities, foreign exchange
and fixed income, with a small detraction from our cash
holdings. Holdings in the health care, IT and communication
services sectors contributed the most to relative returns in equities, while financials holdings detracted.
Thank you for your continued participation in Franklin Global
Allocation Fund. We look forward to serving your future
investment needs.
Edward D. Perks, CFA
Todd Brighton, CFA
Eugene Podkaminer, CFA
Portfolio Management Team

Franklin Global Allocation Fund
5
franklintempleton.com
Semiannual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2022
Franklin Global Allocation Fund
6
franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -12.59% -17.40%
1-Year -8.62% -13.63%
5-Year +9.99% +0.78%
10-Year +75.24% +5.17%
Advisor
6-Month -12.45% -12.45%
1-Year -8.37% -8.37%
5-Year +11.41% +2.18%
10-Year +79.77% +6.04%
See page 7 for Performance Summary footnotes.

Franklin Global Allocation Fund
Performance Summary
7
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issu-
ers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher-yielding, lower-rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. In addition to risks associated with more traditional investments (e.g., market risk, credit risk, etc.), the Fund’s investments in alternative strategies may expose the Fund to potentially significant fluctuations in value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/23. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
Effective 2/1/21, the Fund repositioned from investing in a static allocation of underlying funds (which invested primarily in U.S. and foreign equity securities) to become a directly managed allocation fund holding a diversified portfolio of debt and equity securities and, to a lesser extent, alternative strategies. Such a change can impact perfor-
mance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–6/30/22)
Share Class
Net Investment
Income
A $0.3176
C $0.2664
R $0.2973
R6 $0.3385
Advisor $0.3338
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.98% 1.07%
Advisor 0.73% 0.82%

Your Fund’s Expenses
Franklin Global Allocation Fund
8
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $874.10 $4.23 $1,020.28 $4.56 0.91%
C $1,000 $871.30 $7.70 $1,016.56 $8.30 1.66%
R $1,000 $873.10 $5.39 $1,019.04 $5.81 1.16%
R6 $1,000 $875.50 $2.75 $1,021.86 $2.97 0.59%
Advisor $1,000 $875.50 $3.07 $1,021.52 $3.31 0.66%

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.95 $13.49 $14.43 $12.63 $14.54 $13.47
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.19
c
0.34
c
0.42
c
0.41
c
0.40
c
Net realized and unrealized gains (losses) (2.01) 1.39 (0.27) 1.82 (1.82) 1.10
Total from investment operations ........ (1.88) 1.58 0.07 2.24 (1.41) 1.50
Less distributions from:
Net investment income .............. (0.32) (0.12) (0.47) (0.44) (0.50) (0.43)
Net realized gains ................. — — (0.54) — — —
Total distributions ................... (0.32) (0.12) (1.01) (0.44) (0.50) (0.43)
Net asset value, end of period .......... $12.75 $14.95 $13.49 $14.43 $12.63 $14.54
Total return
d
....................... (12.59)% 11.74% 1.55% 17.81% (9.82)% 11.20%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.95% 0.94%
f
0.42%
f
0.40%
f
0.39%
f
0.43%
f
Expenses net of waiver and payments by
affiliates .......................... 0.91% 0.88%
f,g
0.42%
f,h
0.40%
f,h
0.39%
f,h
0.43%
f,h
Net investment income ............... 1.83% 1.33%
c
2.73%
c
2.99%
c
2.66%
c
2.81%
c
Supplemental data
Net assets, end of period (000’s) ........ $2,511,261 $3,006,324 $2,952,287 $3,397,662 $3,209,751 $3,300,005
Portfolio turnover rate ................ 5.43% 97.19%
i
4.07% 0.29% 0.73% 0.48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.79 $13.40 $14.33 $12.54 $14.33 $13.27
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.08
c
0.23
c
0.29
c
0.18
c
0.28
c
Net realized and unrealized gains (losses) (1.97) 1.38 (0.26) 1.82 (1.67) 1.10
Total from investment operations ........ (1.90) 1.46 (0.03) 2.11 (1.49) 1.38
Less distributions from:
Net investment income .............. (0.27) (0.07) (0.36) (0.32) (0.30) (0.32)
Net realized gains ................. — — (0.54) — — —
Total distributions ................... (0.27) (0.07) (0.90) (0.32) (0.30) (0.32)
Net asset value, end of period .......... $12.62 $14.79 $13.40 $14.33 $12.54 $14.33
Total return
d
....................... (12.87)% 10.89% 0.79% 16.91% (10.54)% 10.43%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.70% 1.68%
f
1.17%
f
1.15%
f
1.14%
f
1.18%
f
Expenses net of waiver and payments by
affiliates .......................... 1.66% 1.62%
f,g
1.17%
f,h
1.15%
f,h
1.14%
f,h
1.18%
f,h
Net investment income ............... 1.06% 0.58%
c
1.85%
c
2.24%
c
1.91%
c
2.06%
c
Supplemental data
Net assets, end of period (000’s) ........ $99,353 $131,347 $201,506 $300,699 $362,833 $1,261,997
Portfolio turnover rate ................ 5.43% 97.19%
i
4.07% 0.29% 0.73% 0.48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.99 $13.54 $14.48 $12.68 $14.58 $13.49
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.15
c
0.31
c
0.37
c
0.34
c
0.34
c
Net realized and unrealized gains (losses) (2.01) 1.40 (0.28) 1.83 (1.78) 1.13
Total from investment operations ........ (1.90) 1.55 0.03 2.20 (1.44) 1.47
Less distributions from:
Net investment income .............. (0.30) (0.10) (0.43) (0.40) (0.46) (0.38)
Net realized gains ................. — — (0.54) — — —
Total distributions ................... (0.30) (0.10) (0.97) (0.40) (0.46) (0.38)
Net asset value, end of period .......... $12.79 $14.99 $13.54 $14.48 $12.68 $14.58
Total return
d
....................... (12.69)% 11.50% 1.28% 17.44% (10.01)% 10.97%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.20% 1.19%
f
0.67%
f
0.65%
f
0.64%
f
0.68%
f
Expenses net of waiver and payments by
affiliates .......................... 1.16% 1.13%
f,g
0.67%
f,h
0.65%
f,h
0.64%
f,h
0.68%
f,h
Net investment income ............... 1.57% 1.08%
c
2.47%
c
2.74%
c
2.41%
c
2.56%
c
Supplemental data
Net assets, end of period (000’s) ........ $3,913 $5,229 $4,975 $5,699 $5,513 $7,843
Portfolio turnover rate ................ 5.43% 97.19%
i
4.07% 0.29% 0.73% 0.48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.43 $13.89 $14.81 $12.95 $14.62 $14.46
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.25
d
0.96
d
0.46
d
0.37
d
0.30
d
Net realized and unrealized gains (losses) (2.08) 1.43 (0.83) 1.88 (1.75) 0.06
Total from investment operations ........ (1.92) 1.68 0.13 2.34 (1.38) 0.36
Less distributions from:
Net investment income .............. (0.34) (0.14) (0.51) (0.48) (0.29) (0.20)
Net realized gains ................. — — (0.54) — — —
Total distributions ................... (0.34) (0.14) (1.05) (0.48) (0.29) (0.20)
Net asset value, end of period .......... $13.17 $15.43 $13.89 $14.81 $12.95 $14.62
Total return
e
....................... (12.45)% 12.14% 1.94% 18.18% (9.57)% 2.56%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.67%
g
0.21%
g
3.23%
g
0.08%
g
4.28%
g
Expenses net of waiver and payments by
affiliates .......................... 0.59% 0.54%
g,h
0.07%
g
0.07%
g
0.07%
g
0.06%
g
Net investment income ............... 2.19% 1.69%
d
7.33%
d
3.32%
d
2.98%
d
3.18%
d
Supplemental data
Net assets, end of period (000’s) ........ $726 $573 $631 $5 $4 $5
Portfolio turnover rate ................ 5.43% 97.19%
i
4.07% 0.29% 0.73% 0.48%
a
For the period August 1, 2017 (effective date) to December 31, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.07 $13.58 $14.52 $12.71 $14.63 $13.54
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.23
c
0.37
c
0.45
c
0.43
c
0.46
c
Net realized and unrealized gains (losses) (2.03) 1.40 (0.27) 1.83 (1.81) 1.10
Total from investment operations ........ (1.88) 1.63 0.10 2.28 (1.38) 1.56
Less distributions from:
Net investment income .............. (0.33) (0.14) (0.50) (0.47) (0.54) (0.47)
Net realized gains ................. — — (0.54) — — —
Total distributions ................... (0.33) (0.14) (1.04) (0.47) (0.54) (0.47)
Net asset value, end of period .......... $12.86 $15.07 $13.58 $14.52 $12.71 $14.63
Total return
d
....................... (12.45)% 12.01% 1.79% 18.06% (9.60)% 11.58%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.69%
f
0.17%
f
0.15%
f
0.14%
f
0.18%
f
Expenses net of waiver and payments by
affiliates .......................... 0.66% 0.63%
f,g
0.17%
f,h
0.15%
f,h
0.14%
f,h
0.18%
f,h
Net investment income ............... 2.10% 1.58%
c
2.89%
c
3.24%
c
2.91%
c
3.06%
c
Supplemental data
Net assets, end of period (000’s) ........ $107,462 $122,896 $123,049 $156,275 $145,522 $174,219
Portfolio turnover rate ................ 5.43% 97.19%
i
4.07% 0.29% 0.73% 0.48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in w hich the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), June 30, 2022
Franklin Global Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks 58.4%
Aerospace & Defense 0.6%
Raytheon Technologies Corp. ............................ United States 180,000 $ 17,299,800
Air Freight & Logistics 0.8%
Deutsche Post AG ..................................... Germany 260,000 9,816,132
United Parcel Service, Inc., B ............................ United States 64,600 11,792,084
21,608,216
Automobiles 0.9%
Mercedes-Benz Group AG .............................. Germany 115,000 6,678,693
Toyota Motor Corp. .................................... Japan 1,137,000 17,539,889
24,218,582
Banks 4.5%
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 2,970,000 13,490,820
Bank of America Corp. ................................. United States 530,600 16,517,578
Citigroup, Inc. ........................................ United States 207,100 9,524,529
Commonwealth Bank of Australia ......................... Australia 175,000 10,934,187
HSBC Holdings plc .................................... United Kingdom 1,470,000 9,601,230
JPMorgan Chase & Co. ................................. United States 275,300 31,001,533
Royal Bank of Canada ................................. Canada 118,000 11,425,979
US Bancorp ......................................... United States 419,000 19,282,380
121,778,236
Beverages 1.0%
Coca-Cola Co. (The) ................................... United States 101,400 6,379,074
Constellation Brands, Inc., A ............................. United States 32,300 7,527,838
PepsiCo, Inc. ........................................ United States 75,500 12,582,830
26,489,742
Biotechnology 1.1%
AbbVie, Inc. ......................................... United States 189,000 28,947,240
Building Products 0.2%
Trane Technologies plc ................................. United States 50,300 6,532,461
Capital Markets 1.3%
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 82,000 4,055,388
Morgan Stanley ....................................... United States 244,600 18,604,276
S&P Global, Inc. ...................................... United States 33,700 11,358,922
34,018,586
Chemicals 0.7%
BASF SE ........................................... Germany 177,000 7,743,778
Linde plc ............................................ United Kingdom 44,000 12,651,320
20,395,098
Communications Equipment 0.2%
Cisco Systems, Inc. ................................... United States 112,500 4,797,000
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc. ............................ United States 311,500 15,808,625
Electric Utilities 2.1%
Duke Energy Corp. .................................... United States 214,000 22,942,940
Iberdrola SA ......................................... Spain 1,083,766 11,282,996
NextEra Energy, Inc. ................................... United States 132,000 10,224,720
Southern Co. (The) .................................... United States 184,000 13,121,040
57,571,696

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 0.4%
Mitsubishi Electric Corp. ................................ Japan 1,132,600 $ 12,172,250
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd. ................................... Switzerland 93,000 10,522,950
Entertainment 0.9%
Electronic Arts, Inc. .................................... United States 87,000 10,583,550
Nintendo Co. Ltd. ..................................... Japan 32,100 13,802,269
24,385,819
Equity Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp. .................................. United States 61,500 15,718,785
Prologis, Inc. ......................................... United States 110,000 12,941,500
28,660,285
Food & Staples Retailing 0.2%
Walmart, Inc. ........................................ United States 54,200 6,589,636
Food Products 0.9%
Mondelez International, Inc., A ............................ United States 148,500 9,220,365
Nestle SA ........................................... United States 137,641 16,089,012
25,309,377
Health Care Equipment & Supplies 0.5%
Medtronic plc ........................................ United States 153,900 13,812,525
Health Care Providers & Services 1.2%
Elevance Health, Inc. .................................. United States 23,400 11,292,372
UnitedHealth Group, Inc. ................................ United States 40,000 20,545,200
31,837,572
Hotels, Restaurants & Leisure 0.5%
McDonald's Corp. ..................................... United States 53,000 13,084,640
Household Durables 0.6%
Sony Group Corp. ..................................... Japan 206,600 16,846,526
Household Products 0.7%
Procter & Gamble Co. (The) ............................. United States 138,000 19,843,020
Independent Power and Renewable Electricity Producers 0.4%
RWE AG ............................................ Germany 275,000 10,170,681
Industrial Conglomerates 1.6%
Hitachi Ltd. .......................................... Japan 284,000 13,507,410
Honeywell International, Inc. ............................. United States 110,500 19,206,005
Siemens AG ......................................... Germany 95,697 9,836,847
42,550,262
Insurance 1.9%
AIA Group Ltd. ....................................... Hong Kong 897,000 9,801,071
Allianz SE ........................................... Germany 25,000 4,792,529
MetLife, Inc. ......................................... United States 273,300 17,160,507
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 38,000 8,988,372
Sun Life Financial, Inc. ................................. Canada 253,000 11,592,557
52,335,036
Interactive Media & Services 2.1%
a
Alphabet, Inc., A ...................................... United States 15,000 32,688,900
a
Meta Platforms, Inc., A ................................. United States 82,000 13,222,500

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
Tencent Holdings Ltd. .................................. China 230,000 $ 10,410,918
56,322,318
Internet & Direct Marketing Retail 1.3%
a
Amazon.com, Inc. ..................................... United States 260,000 27,614,600
JD.com, Inc., A ....................................... China 10,952 352,905
a
Pinduoduo, Inc., ADR .................................. China 125,000 7,725,000
35,692,505
IT Services 1.5%
Cognizant Technology Solutions Corp., A .................... United States 145,900 9,846,791
Fujitsu Ltd. .......................................... Japan 92,000 11,509,653
Mastercard, Inc., A .................................... United States 28,000 8,833,440
Visa, Inc., A .......................................... United States 54,000 10,632,060
40,821,944
Life Sciences Tools & Services 0.6%
Danaher Corp. ....................................... United States 46,000 11,661,920
a
Illumina, Inc. ......................................... United States 29,000 5,346,440
17,008,360
Machinery 1.2%
a
Daimler Truck Holding AG ............................... Germany 57,500 1,514,242
Deere & Co. ......................................... United States 54,000 16,171,380
Stanley Black & Decker, Inc. ............................. United States 68,300 7,161,938
Volvo AB, B .......................................... Sweden 490,000 7,623,728
32,471,288
Marine 0.5%
AP Moller - Maersk A/S, B ............................... Denmark 5,655 13,275,947
Media 0.3%
Comcast Corp., A ..................................... United States 217,700 8,542,548
Metals & Mining 2.5%
Agnico Eagle Mines Ltd. ................................ Canada 210,000 9,612,492
BHP Group Ltd. ...................................... Australia 665,000 18,540,024
Fortescue Metals Group Ltd. ............................. Australia 615,000 7,395,762
Newmont Corp. ....................................... United States 220,000 13,127,400
Rio Tinto plc ......................................... Australia 322,000 19,248,137
67,923,815
Multiline Retail 0.7%
a
Dollar Tree, Inc. ...................................... United States 60,000 9,351,000
Target Corp. ......................................... United States 63,000 8,897,490
18,248,490
Multi-Utilities 0.4%
Dominion Energy, Inc. .................................. United States 150,000 11,971,500
Oil, Gas & Consumable Fuels 3.5%
Canadian Natural Resources Ltd. ......................... Canada 385,000 20,688,666
Chevron Corp. ....................................... United States 192,000 27,797,760
Eni SpA ............................................ Italy 1,850,000 21,941,188
TotalEnergies SE ..................................... France 410,000 21,580,126
Woodside Energy Group Ltd. ............................ Australia 120,166 2,544,820
94,552,560
Personal Products 0.5%
Unilever plc .......................................... United Kingdom 307,000 13,990,699

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 4.6%
AstraZeneca plc ...................................... United Kingdom 297,000 $ 39,174,339
Bristol-Myers Squibb Co. ................................ United States 216,000 16,632,000
Eisai Co. Ltd. ........................................ Japan 198,000 8,369,919
Johnson & Johnson ................................... United States 100,000 17,751,000
Novo Nordisk A/S, B ................................... Denmark 157,000 17,412,044
Pfizer, Inc. ........................................... United States 305,000 15,991,150
Takeda Pharmaceutical Co. Ltd. .......................... Japan 399,500 11,219,229
126,549,681
Road & Rail 0.9%
Canadian National Railway Co. ........................... Canada 95,000 10,686,024
Union Pacific Corp. .................................... United States 70,000 14,929,600
25,615,624
Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc. ................................... United States 100,000 14,609,000
Applied Materials, Inc. .................................. United States 93,000 8,461,140
Broadcom, Inc. ....................................... United States 24,600 11,950,926
Lam Research Corp. ................................... United States 9,400 4,005,810
NVIDIA Corp. ........................................ United States 32,500 4,926,675
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 250,000 20,437,500
Texas Instruments, Inc. ................................. United States 158,100 24,292,065
Tokyo Electron Ltd. .................................... Japan 39,500 12,890,162
101,573,278
Software 3.6%
a
Adobe, Inc. .......................................... United States 25,000 9,151,500
Intuit, Inc. ........................................... United States 27,000 10,406,880
Microsoft Corp. ....................................... United States 146,400 37,599,912
Oracle Corp. ......................................... United States 129,000 9,013,230
a
Salesforce, Inc. ....................................... United States 47,000 7,756,880
a
ServiceNow, Inc. ...................................... United States 15,000 7,132,800
a
Synopsys, Inc. ....................................... United States 36,100 10,963,570
a
Workday, Inc., A ...................................... United States 51,000 7,118,580
99,143,352
Specialty Retail 2.1%
Home Depot, Inc. (The) ................................. United States 39,000 10,696,530
Lowe's Cos., Inc. ...................................... United States 63,900 11,161,413
a
O'Reilly Automotive, Inc. ................................ United States 14,000 8,844,640
TJX Cos., Inc. (The) ................................... United States 232,700 12,996,295
Tractor Supply Co. .................................... United States 69,300 13,433,805
57,132,683
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc. .......................................... United States 250,000 34,180,000
Samsung Electronics Co. Ltd. ............................ South Korea 200,000 8,886,560
43,066,560
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., B ......................................... United States 95,000 9,709,000
Trading Companies & Distributors 0.6%
ITOCHU Corp. ....................................... Japan 625,600 16,874,308
Wireless Telecommunication Services 0.5%
KDDI Corp. .......................................... Japan 418,300 13,188,398
Total Common Stocks (Cost $1,663,527,255) ....................................
1,591,260,719

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 8.8%
Capital Markets 8.8%
iShares Core MSCI Emerging Markets ETF .................. United States 1,600,000 $ 78,496,000
iShares J.P. Morgan USD Emerging Markets Bond ETF ......... United States 280,000 23,889,600
b
Templeton Global Bond Fund, Class R6 .................... United States 14,056,151 111,746,404
VanEck J.P. Morgan EM Local Currency Bond ETF ............ United States 985,000 24,112,800
238,244,804
Total Management Investment Companies (Cost $305,501,076) ...................
238,244,804
Principal
Amount
*
Corporate Bonds 6.8%
Aerospace & Defense 0.1%
c
Bombardier, Inc. , Senior Bond , 144A, 7.5% , 3/15/25 ........... Canada 2,000,000 1,812,960
Auto Components 0.1%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 3,250,000 2,404,187
Automobiles 0.1%
Ford Motor Co. , Senior Note , 4.346% , 12/08/26 ...............
United States 1,207,000 1,121,213
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,600,000 1,162,256
2,283,469
Banks 1.6%
c
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 ................ Australia 6,687,000 5,310,087
d
Bank of America Corp. , U , Junior Sub. Bond , 5.2% to 5/31/23, FRN
thereafter , Perpetual ................................. United States 3,994,000 3,706,931
Barclays plc , Senior Note , 4.375% , 1/12/26 ..................
United Kingdom 8,000,000 7,930,842
HSBC Holdings plc , Sub. Bond , 4.25% , 8/18/25 ...............
United Kingdom 6,128,000 6,050,930
d
JPMorgan Chase & Co. , Q , Junior Sub. Bond , 5.15% to 4/30/23,
FRN thereafter , Perpetual ............................. United States 4,045,000 3,832,637
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.287% , 7/25/27
Japan 1,690,000 1,604,160
c
Societe Generale SA ,
d
Junior Sub. Bond, 144A, 4.75% to 5/25/26, FRN thereafter,
Perpetual ......................................... France 1,600,000 1,304,133
Senior Note, 144A, 2.625%, 1/22/25 ..................... France 6,354,000 6,047,149
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 3.202% , 9/17/29
Japan 1,464,000 1,299,466
c
Toronto-Dominion Bank (The) , Sub. Bond , Reg S, 3.105% to 4/21/25,
FRN thereafter , 4/22/30 ............................... Canada 4,900,000 CAD 3,633,240
d
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual .......................................... United States 1,670,000 1,285,900
d
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/14/24, FRN
thereafter , Perpetual ................................. United States 1,504,000 1,363,677
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/03/25, FRN
thereafter , 2/04/30 ................................... Australia 1,503,000 1,425,862
44,795,014
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 4,000,000 3,952,434
Biotechnology 0.1%
c
Grifols Escrow Issuer SA , Senior Note , 144A, 4.75% , 10/15/28 ... Spain 1,600,000 1,389,696
Capital Markets 0.2%
c
Macquarie Bank Ltd. , Senior Note , Reg S, 1.125% , 12/15/25 ..... Australia 1,250,000 GBP 1,394,378
Nomura Holdings, Inc. , Senior Bond , 3.103% , 1/16/30 ..........
Japan 6,225,000 5,300,914
6,695,292

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 0.5%
c
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 7,600,000 $ 5,888,822
c
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,258,000 1,076,332
c
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 3,200,000 2,952,821
Sasol Financing USA LLC , Senior Note , 4.375% , 9/18/26 .......
South Africa 1,600,000 1,412,696
c
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 3,400,000 2,832,829
14,163,500
Commercial Services & Supplies 0.3%
c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 3,200,000 2,482,868
c
GFL Environmental, Inc. , Senior Note , 144A, 4.375% , 8/15/29 .... Canada 4,000,000 3,225,580
c
Verisure Midholding AB , Senior Note , 144A, 5.25% , 2/15/29 ..... Sweden 1,400,000 EUR 1,122,095
6,830,543
Communications Equipment 0.1%
c
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ........................ United States 2,200,000 1,907,257
Senior Note, 144A, 5%, 3/15/27 ........................ United States 954,000 706,597
2,613,854
Consumer Finance 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Note , 3% , 10/29/28 .................................. Ireland 1,600,000 1,349,222
c,d
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5% to
6/16/25, FRN thereafter , Perpetual ....................... Germany 3,200,000 EUR 3,045,854
4,395,076
Containers & Packaging 0.1%
c,e
ARD Finance SA , Senior Secured Note , 144A, PIK, 6.5% , 6/30/27 . Luxembourg 1,500,000 1,115,070
c
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 954,000 834,249
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 313,000 299,541
c
Trivium Packaging Finance BV , Senior Secured Note , 144A, 3.75% ,
8/15/26 ........................................... Netherlands 521,000 EUR 502,964
2,751,824
Diversified Telecommunication Services 0.2%
c
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 1,243,000 884,587
c
Altice France SA , Senior Secured Note , 144A, 5.125% , 7/15/29 ... France 1,675,000 1,269,893
c
Iliad Holding SASU , Senior Secured Note , 144A, 6.5% , 10/15/26 .. France 3,000,000 2,705,310
4,859,790
Electric Utilities 0.1%
Pacific Gas and Electric Co. , Senior Note , 2.1% , 8/01/27 ........
United States 1,600,000 1,342,583
Electrical Equipment 0.0%
†
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 1,600,000 1,301,536
Electronic Equipment, Instruments & Components 0.1%
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 1,640,000 1,382,317
Energy Equipment & Services 0.1%
c
Weatherford International Ltd. , Senior Secured Note , 144A, 6.5% ,
9/15/28 ........................................... United States 3,800,000 3,417,283
Food Products 0.0%
†
c
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond , 144A, 3.75% , 12/01/31 ..................... United States 1,600,000 1,315,364

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.0%
†
c
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 ...... United States 1,600,000 $ 1,319,072
Health Care Providers & Services 0.2%
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 950,000 615,515
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 687,000 403,717
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 1,162,000 1,061,568
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,600,000 1,252,835
c
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375% , 2/16/31 ..................................... Germany 4,000,000 3,166,544
6,500,179
Hotels, Restaurants & Leisure 0.2%
Las Vegas Sands Corp. , Senior Note , 3.2% , 8/08/24 ...........
United States 1,600,000 1,513,081
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 3,115,000 2,856,393
4,369,474
Household Products 0.2%
c
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 6,180,000 5,148,774
Independent Power and Renewable Electricity Producers 0.1%
c
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 ....... United States 306,000 278,416
c,d
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 1,640,000 1,491,572
1,769,988
Insurance 0.1%
Prudential Financial, Inc. , Junior Sub. Bond , 5.375% to 5/14/25, FRN
thereafter , 5/15/45 ................................... United States 4,060,000 3,886,821
Interactive Media & Services 0.2%
c
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 6,290,000 5,270,649
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 .......
China 6,300,000 6,024,279
Machinery 0.1%
c
TK Elevator U.S. Newco, Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 2,000,000 1,786,600
Media 0.2%
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 1,226,000 1,037,098
c
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 1,600,000 1,257,144
c
Univision Communications, Inc. , Senior Secured Note , 144A,
6.625% , 6/01/27 ..................................... United States 1,210,000 1,154,340
c
Ziggo BV , Senior Secured Bond , 144A, 4.875% , 1/15/30 ........ Netherlands 1,219,000 1,036,914
4,485,496
Metals & Mining 0.3%
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 ...............
Luxembourg 3,000,000 2,850,425
c
CSN Resources SA , Senior Bond , 144A, 4.625% , 6/10/31 ....... Brazil 1,700,000 1,209,797
c
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A, 5.875% ,
4/15/30 ........................................... Australia 5,000,000 4,508,175
8,568,397

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 0.2%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 1,249,000 $ 1,190,603
Occidental Petroleum Corp. , Senior Note , 5.55% , 3/15/26 .......
United States 3,900,000 3,880,188
5,070,791
Paper & Forest Products 0.1%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 4,805,000 3,893,059
Pharmaceuticals 0.3%
c
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 2,400,000 1,722,612
c
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 5,000,000 4,943,078
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 2.8% ,
7/21/23 ........................................... Israel 970,000 940,415
7,606,105
Road & Rail 0.3%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 .......... United Kingdom 8,000,000 7,228,417
Software 0.0%
†
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,640,000 1,188,458
Tobacco 0.1%
BAT Capital Corp. , Senior Bond , 2.726% , 3/25/31 .............
United Kingdom 4,350,000 3,449,746
Total Corporate Bonds (Cost $215,464,790) .....................................
185,273,027
Foreign Government and Agency Securities 6.1%
c
Australia Government Bond , Reg S, 1.5% , 6/21/31 ............ Australia 12,170,000 AUD 7,035,414
c
Belgium Government Bond , Senior Bond , Reg S, 4% , 3/28/32 .... Belgium 3,150,000 EUR 3,913,080
Canada Government Bond ,
0.25%, 2/01/23 ..................................... Canada 4,100,000 CAD 3,139,500
5.75%, 6/01/33 ..................................... Canada 2,640,000 CAD 2,514,317
c
Canada Housing Trust No. 1 , Senior Bond , 144A, 2.65% , 12/15/28 Canada 18,100,000 CAD 13,352,828
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 1,650,000 1,254,000
European Investment Bank , Senior Bond , 2.125% , 4/13/26 ......
Supranational
f
14,750,000 14,251,859
c
Finland Government Bond ,
Senior Bond, 144A, Reg S, 0.75%, 4/15/31 ................ Finland 1,892,000 EUR 1,824,029
Senior Bond, 144A, Reg S, 1.375%, 4/15/47 ............... Finland 1,567,000 EUR 1,400,811
c
France Government Bond ,
Reg S, 2.5%, 5/25/30 ................................. France 4,120,000 EUR 4,594,823
Reg S, Zero Cpn., 11/25/30 ............................ France 4,350,000 EUR 3,934,334
Reg S, 1.5%, 5/25/31 ................................. France 4,410,000 EUR 4,521,143
c
Italy Buoni Poliennali del Tesoro ,
Senior Bond, 144A, Reg S, 4.75%, 9/01/44 ................ Italy 1,860,000 EUR 2,298,652
Senior Bond, 144A, Reg S, 3.25%, 9/01/46 ................ Italy 1,884,000 EUR 1,885,788
Senior Bond, 144A, Reg S, 1.7%, 9/01/51 ................. Italy 2,786,000 EUR 1,955,427
Japan Government Bond ,
0.1%, 6/20/31 ...................................... Japan 8,050,000,000 JPY 58,510,126
0.5%, 9/20/46 ...................................... Japan 1,435,000,000 JPY 9,309,861
Mexico Government Bond , Senior Bond , 4.125% , 1/21/26 .......
Mexico 13,950,000 13,985,757
c
Netherlands Government Bond ,
144A, Reg S, 0.5%, 1/15/40 ............................ Netherlands 1,410,000 EUR 1,158,795
144A, Reg S, 3.75%, 1/15/42 ........................... Netherlands 865,000 EUR 1,168,180
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 .............
Mexico 1,650,000 1,261,590
Spain Bonos Y Obligaciones del Estado ,
c
Senior Bond, 144A, Reg S, 1.95%, 4/30/26 ................ Spain 2,563,000 EUR 2,727,628
c
Senior Bond, 144A, Reg S, 2.9%, 10/31/46 ................ Spain 1,610,000 EUR 1,667,638
6%, 1/31/29 ........................................ Spain 3,760,000 EUR 4,937,734

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
United Kingdom Gilt , Reg S, 1.5% , 7/22/47 .................. United Kingdom 5,110,000 GBP $ 4,938,201
Total Foreign Government and Agency Securities (Cost $214,071,004) ............
167,541,515
U.S. Government and Agency Securities 10.7%
U.S. Treasury Notes ,
0.125%, 12/31/22 .................................... United States 55,000,000 54,343,912
0.125%, 8/31/23 ..................................... United States 32,000,000 30,970,625
2.25%, 3/31/24 ..................................... United States 32,000,000 31,601,250
0.375%, 9/15/24 ..................................... United States 32,000,000 30,207,500
1.75%, 3/15/25 ..................................... United States 32,000,000 30,941,250
0.375%, 12/31/25 .................................... United States 13,000,000 11,849,043
0.875%, 11/15/30 .................................... United States 13,000,000 10,979,414
g
Index Linked, 0.125%, 1/15/31 .......................... United States 63,000,000 66,606,561
1.875%, 2/15/32 ..................................... United States 25,000,000 22,652,344
Total U.S. Government and Agency Securities (Cost $306,970,175) ................
290,151,899
Mortgage-Backed Securities 1.9%
Government National Mortgage Association (GNMA) Fixed Rate 1.9%
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 32,817,569 31,044,429
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 21,117,141 19,967,210
51,011,639
Total Mortgage-Backed Securities (Cost $56,684,662) ............................
51,011,639
Total Long Term Investments (Cost $2,762,218,962) .............................
2,523,483,603
a
Short Term Investments 7.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 7.2%
b,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 194,975,756 194,975,756
Total Money Market Funds (Cost $194,975,756) .................................
194,975,756
Total Short Term Investments (Cost $194,975,756 ) ...............................
194,975,756
a
Total Investments (Cost $2,957,194,718) 99.9% ..................................
$2,718,459,359
Other Assets, less Liabilities 0.1% .............................................
4,256,429
Net Assets 100.0% ...........................................................
$2,722,715,788
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $173,195,219, representing 6.4% of net assets.
d
Perpetual security with no stated maturity date.
e
Income may be received in additional securities and/or cash.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
Principal amount of security is adjusted for inflation. See Note 1(e).
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
At June 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 9 regarding other derivative information.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... JPHQ Sell 53,168,982 65,654,016 8/04/22 $ 906,957 $ —
Canadian Dollar .... BZWS Buy 59,640,340 46,798,026 8/04/22 — (468,415)
Canadian Dollar .... BZWS Sell 119,280,680 92,859,758 8/04/22 200,535 —
Danish Krone ...... BZWS Sell 246,298,513 35,086,908 8/04/22 312,195 —
Euro ............. BZWS Buy 41,546,081 44,642,739 8/04/22 — (1,017,901)
Euro ............. BZWS Sell 83,092,162 88,118,789 8/04/22 869,114 —
Hong Kong Dollar ... HSBK Sell 389,810,445 49,753,085 8/04/22 25,071 —
Japanese Yen ...... JPHQ Buy 14,233,933,951 112,330,300 8/04/22 — (7,247,686)
Japanese Yen ...... JPHQ Sell 14,233,933,951 109,487,167 8/04/22 4,404,553 —
Total Forward Exchange Contracts ................................................... $6,718,425 $(8,734,002)
Net unrealized appreciation (depreciation) ............................................ $(2,015,577)
See Abbreviations on page 39 .

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
Franklin Global
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,627,383,797
Cost - Non-controlled affiliates (Not e 3f) ........................................................ 329,810,921
Value - Unaffiliated issuers .................................................................. $2,411,737,199
Value - Non-controlled affiliates (Not e 3f) ........................................................ 306,722,160
Cash .................................................................................... 403,701
Foreign currency, at value (cost $699,940) ........................................................ 699,939
Receivables:
Capital shares sold ........................................................................ 190,763
Dividends and interest ..................................................................... 6,635,059
Deposits with brokers for:
OTC derivative contracts .................................................................. 2,130,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 6,718,425
Total assets .......................................................................... 2,735,237,246
Liabilities:
Payables:
Capital shares redeemed ................................................................... 737,606
Management fees ......................................................................... 1,247,268
Distribution fees .......................................................................... 617,673
Transfer agent fees ........................................................................ 722,875
Reports to shareholders fees ................................................................ 315,908
Trustees' fees and expenses ................................................................. 152
Unrealized depreciation on OTC forward exchange contracts .......................................... 8,734,002
Accrued expenses and other liabilities ........................................................... 145,974
Total liabilities ......................................................................... 12,521,458
Net assets, at value ................................................................. $2,722,715,788
Net assets consist of:
Paid-in capital ............................................................................. $2,980,520,627
Total distributable earnings (losses) ............................................................. (257,804,839)
Net assets, at value ................................................................. $2,722,715,788

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
Franklin Global
Allocation Fund
Class A:
Net assets, at value ....................................................................... $2,511,261,232
Shares outstanding ........................................................................ 196,950,380
Net asset value per share
a
.................................................................. $12.75
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $13.49
Class C:
Net assets, at value ....................................................................... $99,353,186
Shares outstanding ........................................................................ 7,875,105
Net asset value and maximum offering price per share
a
............................................. $12.62
Class R:
Net assets, at value ....................................................................... $3,913,442
Shares outstanding ........................................................................ 306,004
Net asset value and maximum offering price per share ............................................. $12.79
Class R6:
Net assets, at value ....................................................................... $725,583
Shares outstanding ........................................................................ 55,111
Net asset value and maximum offering price per share ............................................. $13.17
Advisor Class:
Net assets, at value ....................................................................... $107,462,345
Shares outstanding ........................................................................ 8,357,481
Net asset value and maximum offering price per share ............................................. $12.86
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
Franklin Global
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $1,882,830)
Unaffiliated issuers ........................................................................ $29,124,954
Non-controlled affiliates (Not e 3f) ............................................................. 3,738,394
Interest:
Unaffiliated issuers ........................................................................ 8,356,046
Total investment income ................................................................... 41,219,394
Expenses:
Management fees (Note 3 a ) ................................................................... 8,713,942
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,460,941
    Class C ................................................................................ 575,660
    Class R ................................................................................ 11,793
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,375,736
    Class C ................................................................................ 57,400
    Class R ................................................................................ 2,349
    Class R6 ............................................................................... 179
    Advisor Class ............................................................................ 57,607
Custodian fees (Note 4 ) ...................................................................... 7,481
Reports to shareholders fees .................................................................. 152,112
Registration and filing fees .................................................................... 59,957
Professional fees ........................................................................... 47,457
Trustees' fees and expenses .................................................................. 14,374
Other .................................................................................... 19,728
Total expenses ......................................................................... 14,556,716
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (589,630)
Net expenses ......................................................................... 13,967,086
Net investment income ................................................................ 27,252,308
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 60,487,457
Foreign currency transactions ................................................................ 60,190
Forward exchange contracts ................................................................. 35,272,549
Net realized gain (loss) .................................................................. 95,820,196
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (507,711,301)
Non-controlled affiliates (Not e 3f) ............................................................ (11,814,719)
Translation of other assets and liabilities denominated in foreign currencies .............................. (34,884)
Forward exchange contracts ................................................................. (4,606,919)
Net change in unrealized appreciation (depreciation) ............................................ (524,167,823)
Net realized and unrealized gain (loss) ............................................................ (428,347,627)
Net increase (decrease) in net assets resulting from operations .......................................... $(401,095,319)

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
Franklin Global Allocation Fund
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $27,252,308 $42,330,905
Net realized gain (loss) ................................................. 95,820,196 (53,828,111)
Net change in unrealized appreciation (depreciation) ........................... (524,167,823) 373,259,721
Net increase (decrease) in net assets resulting from operations ................ (401,095,319) 361,762,515
Distributions to shareholders:
Class A ............................................................. (61,306,444) (24,497,459)
Class C ............................................................. (2,061,584) (862,058)
Class R ............................................................. (88,900) (36,556)
Class R6 ............................................................ (16,782) (4,892)
Advisor Class ........................................................ (2,742,989) (1,127,709)
Total distributions to shareholders .......................................... (66,216,699) (26,528,674)
Capital share transactions: (Note 2 )
Class A ............................................................. (64,471,284) (250,680,505)
Class C ............................................................. (14,285,016) (87,521,338)
Class R ............................................................. (599,900) (258,119)
Class R6 ............................................................ 256,745 (118,494)
Advisor Class ........................................................ 2,758,256 (12,734,380)
Total capital share transactions ............................................ (76,341,199) (351,312,836)
Net increase (decrease) in net assets ................................... (543,653,217) (16,078,995)
Net assets:
Beginning of period ..................................................... 3,266,369,005 3,282,448,000
End of period .......................................................... $2,722,715,788 $3,266,369,005

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
Franklin Global Allocation Fund
28
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Franklin
Global Allocation Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund ’ s significant accounting policies .
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund’s administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund’s pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund’s pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund’s net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Fund primarily employs a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
29
franklintempleton.com
Semiannual Report
Franklin Global Allocation Fund
(continued)
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund’s NAV is not calculated, which could result
in differences between the value of the Fund’s portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
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(continued)
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2022, the Fund had OTC
derivatives in a net liability position of $2,040,648 and the aggregate value of collateral pledged for such contracts was
$2,130,000.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 9 regarding other derivative information.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

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(continued)
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
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(continued)
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors trustees of the following subsidiaries:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 3,654,491 $51,690,070 11,023,554 $157,462,459
Shares issued in reinvestment of distributions .......... 4,604,380 58,705,842 1,637,763 23,452,834
Shares redeemed ............................... (12,375,791) (174,867,196) (30,483,052) (431,595,798)
Net increase (decrease) .......................... (4,116,920) $(64,471,284) (17,821,735) $(250,680,505)
Class C Shares:
Shares sold ................................... 384,495 $5,403,384 1,088,356 $15,258,728
Shares issued in reinvestment of distributions .......... 161,509 2,038,247 60,094 854,542
Shares redeemed
a
.............................. (1,549,210) (21,726,647) (7,308,840) (103,634,608)
Net increase (decrease) .......................... (1,003,206) $(14,285,016) (6,160,390) $(87,521,338)
Class R Shares:
Shares sold ................................... 9,643 $136,635 22,067 $312,126
Shares issued in reinvestment of distributions .......... 6,927 88,591 2,536 36,440
Shares redeemed ............................... (59,370) (825,126) (43,174) (606,685)
Net increase (decrease) .......................... (42,800) $(599,900) (18,571) $(258,119)
Class R6 Shares:
Shares sold ................................... 32,114 $469,933 6,772 $102,066
Shares issued in reinvestment of distributions .......... 941 12,381 273 4,032
Shares redeemed ............................... (15,067) (225,569) (15,369) (224,592)
Net increase (decrease) .......................... 17,988 $256,745 (8,324) $(118,494)
Advisor Class Shares:
Shares sold ................................... 963,212 $13,757,617 1,374,798 $19,709,294
Shares issued in reinvestment of distributions .......... 193,559 2,487,229 70,480 1,016,321
Shares redeemed ............................... (951,719) (13,486,590) (2,354,441) (33,459,995)
Net increase (decrease) .......................... 205,052 $2,758,256 (909,163) $(12,734,380)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Fund Allocator Series
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(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 0.580% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:
Annualized Fee Rate Net Assets
0.600% Up to and including $1 billion
0.570% Over $1 billion, up to and including $5 billion
0.550% In excess of $5 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $61,666
CDSC retained .............................................................................. $3,735
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)
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(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Fund paid transfer agent fees of $1,493,271, of which $653,363 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.73%, based on the average net assets until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2022, there were no credits earned.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 137,626,130 $ 204,727,837 $ (147,378,211) $ — $ — $ 194,975,756 194,975,756 $ 175,037
Templeton Global Bond Fund,
Class R6 ............... 119,997,766 3,563,357 — — (11,814,719) 111,746,404 14,056,151 3,563,357
Total Affiliated Securities ... $257,623,896 $208,291,194 $(147,378,211) $— $(11,814,719) $306,722,160 $3,738,394
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
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(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
At June 30, 2022, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended June 30,
2022, aggregated $152,477,123 and $271,510,566, respectively.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $107,061,080
Cost of investments .......................................................................... $2,966,533,723
Unrealized appreciation ........................................................................ $136,582,238
Unrealized depreciation ........................................................................ (386,672,179)
Net unrealized appreciation (depreciation) .......................................................... $(250,089,941)

Franklin Fund Allocator Series
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(continued)
9. Other Derivative Information
At June 30, 2022, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2022, the average month end contract value of forward exchange contracts was $522,444,331.
See Note 1(c) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Global Allocation Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 6,718,425 Unrealized depreciation on OTC
forward exchange contracts
$ 8,734,002
Total .................... $6,718,425 $8,734,002
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Global Allocation Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $35,272,549 Forward exchange contracts $(4,606,919)
Total ....................... $35,272,549 $(4,606,919)

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(continued)
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 17,299,800 $ — $ — $ 17,299,800
Air Freight & Logistics ................... 11,792,084 9,816,132 — 21,608,216
Automobiles .......................... — 24,218,582 — 24,218,582
Banks ............................... 87,751,999 34,026,237 — 121,778,236
Beverages ........................... 26,489,742 — — 26,489,742
Biotechnology ......................... 28,947,240 — — 28,947,240
Building Products ...................... 6,532,461 — — 6,532,461
Capital Markets ........................ 29,963,198 4,055,388 — 34,018,586
Chemicals ........................... 12,651,320 7,743,778 — 20,395,098
Communications Equipment .............. 4,797,000 — — 4,797,000
Diversified Telecommunication Services ..... 15,808,625 — — 15,808,625
Electric Utilities ........................ 46,288,700 11,282,996 — 57,571,696
Electrical Equipment .................... — 12,172,250 — 12,172,250
Electronic Equipment, Instruments &
Components ........................ 10,522,950 — — 10,522,950
Entertainment ......................... 10,583,550 13,802,269 — 24,385,819
Equity Real Estate Investment Trusts (REITs) . 28,660,285 — — 28,660,285
Food & Staples Retailing ................. 6,589,636 — — 6,589,636
Food Products ........................ 9,220,365 16,089,012 — 25,309,377
Health Care Equipment & Supplies ......... 13,812,525 — — 13,812,525
Health Care Providers & Services .......... 31,837,572 — — 31,837,572
Hotels, Restaurants & Leisure ............. 13,084,640 — — 13,084,640
Household Durables .................... — 16,846,526 — 16,846,526
Household Products .................... 19,843,020 — — 19,843,020
Independent Power and Renewable Electricity
Producers .......................... — 10,170,681 — 10,170,681
Industrial Conglomerates ................ 19,206,005 23,344,257 — 42,550,262
Insurance ............................ 28,753,064 23,581,972 — 52,335,036
Interactive Media & Services .............. 45,911,400 10,410,918 — 56,322,318
Internet & Direct Marketing Retail .......... 35,339,600 352,905 — 35,692,505
IT Services ........................... 29,312,291 11,509,653 — 40,821,944
Life Sciences Tools & Services ............ 17,008,360 — — 17,008,360
Machinery ............................ 23,333,318 9,137,970 — 32,471,288
Marine .............................. — 13,275,947 — 13,275,947
Media ............................... 8,542,548 — — 8,542,548
Metals & Mining ....................... 22,739,892 45,183,923 — 67,923,815

Franklin Fund Allocator Series
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(continued)
12. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Multiline Retail ........................ $ 18,248,490 $ — $ — $ 18,248,490
Multi-Utilities .......................... 11,971,500 — — 11,971,500
Oil, Gas & Consumable Fuels ............. 51,031,246 43,521,314 — 94,552,560
Personal Products ..................... — 13,990,699 — 13,990,699
Pharmaceuticals ....................... 50,374,150 76,175,531 — 126,549,681
Road & Rail .......................... 25,615,624 — — 25,615,624
Semiconductors & Semiconductor Equipment . 88,683,116 12,890,162 — 101,573,278
Software ............................. 99,143,352 — — 99,143,352
Specialty Retail ........................ 57,132,683 — — 57,132,683
Technology Hardware, Storage & Peripherals . 34,180,000 8,886,560 — 43,066,560
Textiles, Apparel & Luxury Goods .......... 9,709,000 — — 9,709,000
Trading Companies & Distributors .......... — 16,874,308 — 16,874,308
Wireless Telecommunication Services ....... — 13,188,398 — 13,188,398
Management Investment Companies ......... 238,244,804 — — 238,244,804
Corporate Bonds ........................ — 185,273,027 — 185,273,027
Foreign Government and Agency Securities .... — 167,541,515 — 167,541,515
U.S. Government and Agency Securities ....... — 290,151,899 — 290,151,899
Mortgage-Backed Securities ................ — 51,011,639 — 51,011,639
Short Term Investments ................... 194,975,756 — — 194,975,756
Total Investments in Securities ........... $1,541,932,911 $1,176,526,448
a
$— $2,718,459,359
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 6,718,425 $ — $ 6,718,425
Total Other Financial Instruments ......... $— $6,718,425 $— $6,718,425
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 8,734,002 $ — $ 8,734,002
Total Other Financial Instruments ......... $— $8,734,002 $— $8,734,002
a
Includes foreign securities valued at $482,548,368, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

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Franklin Global Allocation Fund
(continued)
Abbreviations
Counterparty
BZWS
Barclays Bank plc
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind

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Board Approval of Investment
Management Agreements
FRANKLIN FUND ALLOCATOR SERIES
Franklin Global Allocation Fund
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Franklin
Fund Allocator Series (Trust), including a majority of the
trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers,
Inc. (Manager) and the Trust, on behalf of the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board

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specifically noted FT’s commitment to being a global leader in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional flexible portfolio funds. The
Board noted that the Fund’s annualized total return for
the one- and 10-year periods was above the median of
its Performance Universe, but for the three- and five-year
periods was below the median of its Performance Universe.
The Board further noted that, effective February 1, 2021,
the Fund was repositioned from a fund-of-funds to a directly managed allocation fund. The Board concluded that the
Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each
other fund in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
ten other flexible portfolio funds. The Board noted that the
Fund’s Management Rate and total expense ratio were
below the median and in the first quintile (least expensive) of its Expense Group. The Board further noted that the Fund’s
total expense ratio reflected a fee waiver from management.
The Board concluded that the Management Rate charged to
the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as

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well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert

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the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

481 S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Global Allocation Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.
N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 26, 2022